UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 801-05309

First American Investment Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 09/30/06

Date of reporting period: 12/31/05

Item 1—Schedule of Investments

	Schedule of INVESTMENTS December 31, 2005 (unaudited)

	Arizona Tax Free Fund

	DESCRIPTION	PAR (000)	VALUE (000) +

	Municipal Bonds - 101.6%
	Revenue Bonds - 74.6%
	Continuing Care Retirement Communities - 5.0%
	Arizona Health Facilities Authority, The Terraces Project, Series A, Callable 11/15/13 @ 101
	7.500%, 11/15/23	$200	$225
	Maricopa County Industrial Development Authority, Senior Living Healthcare Revenue, Immanuel Care, Series A, Callable 02/20/16 @ 100 (GNMA)
	4.850%, 08/20/26 (b)	750	758
	Tempe Industrial Development Authority, Friendship Villiage Project, Series A
	5.375%, 12/01/13	200	203
			1,186

	Education - 7.7%
	Gilbert Industrial Development Authority, Southwest Student Services, Pre-refunded 02/01/09 @ 102
	5.850%, 02/01/19 (a)	1,000	1,087
	Glendale Industrial Development Authority, Midwestern University
	5.250%, 05/15/14	140	149
	Glendale Industrial Development Authority, Midwestern University, Series A, Callable 05/15/11 @ 101
	5.750%, 05/15/21	250	270
	University of Arizona Board of Regents, Series A, Pre-refunded 12/01/09 @ 100 (FGIC)
	5.800%, 06/01/24 (a)	150	163
	University of Arizona Parking & Student Housing Authority, Pre-refunded 06/01/09 @ 100 (AMBAC) (MLO)
	5.750%, 06/01/19 (a)	140	151
			1,820

	Healthcare - 23.7%
	Arizona Health Facilities Authority, Blood Systems Inc., Callable 04/01/14 @ 100
	4.750%, 04/01/25	300	297
	Arizona Health Facilities Authority, John C. Lincoln Health Network, Callable 12/01/12 @ 101
	5.750%, 12/01/32	150	158
	Glendale Industrial Development Authority, Callable 12/01/15 @ 100
	4.625%, 12/01/27	200	190
	Johnson City, Tennessee Health & Elderly Facilities Authority, Callable 07/01/12 @ 103
	7.500%, 07/01/25	100	118
	Maricopa County Hospital, Sun Health Corporation, Callable 04/01/15 @ 100
	5.000%, 04/01/25	200	202
	Maricopa County Industrial Development Authority, Catholic Healthcare West, Series A, Callable 07/01/14 @ 100
	5.375%, 07/01/23	500	526
	Mesa Industrial Development Authority, Discovery Health Systems, Series A, Pre-refunded 01/01/10 @ 101 (MBIA)
	5.750%, 01/01/25 (a)	500	546
	5.625%, 01/01/29 (a)	500	543
	Scottsdale Industrial Development Authority, Scottsdale Healthcare, Callable 12/01/11 @ 101
	5.700%, 12/01/21	1,000	1,076
	Show Low Industrial Development Authority, Hospital Revenue, Navapache Regional Medical Center, Callable 12/01/15 @ 100 (RAAI)
	4.375%, 12/01/20	400	391
	University Medical Center Corporation, Hospital Revenue, Callable 07/01/14 @ 100
	5.000%, 07/01/24	500	508
	University Medical Center Corporation, Hospital Revenue, Callable 07/01/15 @ 100
	5.000%, 07/01/16	250	261
	Yavapai Industrial Development Authority, Yavapai Regional Medical Center, Series A, Callable 08/01/13 @ 100 (RAAI)
	5.250%, 08/01/21	375	394
	6.000%, 08/01/33	100	108
	Yuma Industrial Development Authority, Yuma Regional Medical Center, Callable 08/01/07 @ 102, Escrowed to Maturity (MBIA)
	5.500%, 08/01/17 (c)	250	263
			5,581

	Housing - 6.5%
	Arizona State University West Campus Housing LLC, Callable 07/01/15 @ 100 (AMBAC)
	4.500%, 07/01/35	500	489
	Douglas Community Housing Corporation, Rancho La Perilla, Callable 01/20/10 @ 102 (GNMA)
	5.900%, 07/20/20	500	527
	6.000%, 07/20/25	475	499
	Phoenix Industrial Development Authority, The Phoenix Authority, Series 1A, Callable 06/01/10 @ 102 (FHLMC) (FNMA) (GNMA)
	5.875%, 06/01/16	10	10
			1,525

	Lease Revenue - 2.2%
	Nogales Municipal Development Authority, Callable 06/01/15 @ 100 (AMBAC) (MLO)
	5.000%, 06/01/27	500	523

	Miscellaneous - 4.7%
	Arizona Student Loan Acquisition Authority, Series A, Callable 11/01/09 @ 102 (AMT)
	5.900%, 05/01/24	100	106
	Greater Arizona Infrastructure Development Authority, Series A, Callable 08/01/08 @ 102 (MBIA)
	5.625%, 08/01/20	200	214
	Greater Arizona Infrastructure Development Authority, Series B, Callable 08/01/14 @ 100
	5.250%, 08/01/26	750	792
			1,112

	Tax Revenue - 8.0%
	Kingman, Excise Tax Revenue, Callable 07/01/15 @100 (AMBAC)
	4.250%, 07/01/19	245	253
	Phoenix Civic Improvements, Excise Tax, Callable 07/01/09 @ 101
	5.750%, 07/01/16	300	324
	Scottsdale Municipal Property Corporation, Excise Tax Revenue, Callable 07/01/16 @ 100
	5.000%, 07/01/25	500	532
	Scottsdale Municipal Property Corporation, Excise Tax Revenue, Series A, Callable 07/14/14 @ 100
	4.500%, 07/01/25	100	101
	Scottsdale Municipal Property Corporation, Excise Tax Revenue, Series C, Callable 07/01/17 @ 100 (AMBAC)
	0.000%, 07/01/21 (d)	500	351
	Tempe, Excise Tax, Series A, Callable 07/01/09 @ 100
	5.625%, 07/01/20	300	320
			1,881

	Transportation - 9.9%
	Arizona State Transportation Highway Board, Series A
	5.000%, 07/01/09	400	421
	Arizona State Transportation Highway Board, Series B, Callable 01/01/16 @ 100
	5.000%, 07/01/23	500	533
	Phoenix Civic Improvements, Series B, Callable 07/01/12 @ 100 (AMT) (FGIC)
	5.250%, 07/01/21	250	262
	5.250%, 07/01/27	750	780
	Tucson Street & Highway Improvements, Series 1994-E, Pre-refunded 07/01/10 @ 100 (FGIC)
	5.000%, 07/01/18 (a)	300	319
			2,315

	Utilities - 6.9%
	Chandler Water & Sewer Improvements, Pre-refunded 07/01/10 @ 101 (FSA)
	5.800%, 07/01/17 (a)	250	277
	Gilbert Water Municipal Property Wastewater System & Utility, Callable 04/01/08 @ 100
	5.000%, 04/01/17	375	378
	Mesa Utility System Revenue, Callable 07/01/15 @ 100 (FSA)
	4.125%, 07/01/28	500	465
	Tucson Water, Series 1994-A (MBIA)
	6.250%, 07/01/16	170	203
	Yavapai Industrial Development Authority, Waste Management Inc. Project, Series A-2, Mandatory Put 03/01/08 @ 100 (AMT)
	4.450%, 03/01/28	300	303
			1,626
	Total Revenue Bonds		17,569

	General Obligations - 17.3%
	Centerra Community Facilities Distributors, Callable 07/15/15 @ 100
	5.500%, 07/15/29	200	201
	Chandler Public & Recreational Improvements, Callable 07/01/10 @ 101
	5.800%, 07/01/18	250	274
	Greenlee County School District #18, Morenci
	5.000%, 07/01/12	165	171
	Peoria, Callable 04/01/09 @ 100 (FGIC)
	5.400%, 04/01/15	100	106
	5.000%, 04/01/18	575	600
	5.000%, 04/01/19	125	130
	Phoenix, Callable 07/01/07 @ 102
	5.250%, 07/01/20	250	261
	Phoenix, Callable 07/01/10 @ 100
	5.250%, 07/01/19	350	372
	5.375%, 07/01/25	750	797
	Puerto Rico Public Building Authority, Series I, Callable 07/01/14 @ 100 (COMGTY)
	5.250%, 07/01/33	100	103
	Scottsdale, Pre-refunded 07/01/09 @ 100
	5.500%, 07/01/22 (a)	250	267
	Tucson
	5.500%, 07/01/18	250	284
	Yavapai County Community College, Callable 07/01/14 @ 100 (AMBAC)
	4.500%, 07/01/24	500	504
	Total General Obligations		4,070

	Certificates of Participation - 9.7%
	Northern Arizona University, Research Projects, Callable 09/01/15 @ 100 (AMBAC) (MLO)
	5.000%, 09/01/23	140	148
	4.250%, 09/01/28	500	476
	Pinal County (MLO)
	5.000%, 12/01/14	400	425
	Tucson, Callable 07/01/08 @ 100 (MBIA) (MLO)
	5.500%, 07/01/15	200	209
	University of Arizona, Series F, Callable 06/01/15 @ 100 (AMBAC) (MLO)
	4.500%, 06/01/25	1,025	1,027
	Total Certificates of Participation		2,285

	Total Municipal Bonds		23,924
	(cost $22,752)

		SHARES

	Short-Term Investment - 1.1%
	First American Tax Free Obligations Fund, Class Z (e)
	(cost $269)	269,053	269
	Total Investments - 102.7%
	(cost $23,021)		24,193
	Other Assets and Liabilities, Net - (2.7)%		(642)
	Total Net Assets - 100.0%		$23,551

+
Security valuations for the fund's investments are furnished by one or more independent pricing services that have been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of December 31, 2005, the fund held no fair valued securities.

(a)	Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.
(b)	Security purchased on a when-issued basis. On December 31, 2005, the total cost of investments purchased on a when-issued basis was $750,000 or 3.2% of total net assets.
(c)	Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call date and price indicated.
(d)	Delayed Interest (Step-Bonds) - Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed is the rate in effect as of December 31, 2005.
(e)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund.
AMBAC -	American Municipal Bond Assurance Corporation
AMT -	Alternative Minimum Tax. As of December 31, 2005, the aggregate market value of securities subject to AMT was $1,450,921 which represents 6.2% of total net assets.
COMGTY -	Commonwealth Guaranty
FGIC -	Financial Guaranty Insurance Corporation
FHLMC -	Federal Home Loan Mortgage Corporation
FNMA -	Federal National Mortgage Association
FSA -	Financial Security Assurance
GNMA -	Government National Mortgage Association
MBIA -	Municipal Bond Insurance Association
MLO -	Municipal Lease Obligation
RAAI -	Radian Asset Assurance Inc.

	Schedule of INVESTMENTS December 31, 2005 (unaudited)

	California Intermediate Tax Free Fund

	DESCRIPTION	PAR (000)	VALUE (000) +

	Municipal Bonds - 97.4%
	Revenue Bonds - 69.7%
	Continuing Care Retirement Communities - 4.7%
	Association of Bay Area Governments Financial Authority, Odd Fellows Home of California (CMI)
	4.950%, 08/15/07	$500	$511
	California Health Facilities Financing Authority, Paradise Valley Estates (CMI)
	4.125%, 01/01/10	500	508
	4.375%, 01/01/12	540	554
	California Statewide Communities Development Authority, Los Angeles Jewish Home (CMI)
	5.000%, 11/15/12	500	532
	La Verne, Brethren Hillcrest Homes, Series B, Callable 02/15/13 @ 101 (ACA)
	5.600%, 02/15/33	500	529
			2,634

	Education - 10.6%
	Association of Bay Area Governments Financial Authority, Schools of the Sacred Heart, Series A
	5.800%, 06/01/08	200	209
	California Educational Facilities Authority, Golden Gate University, Callable 10/01/15 @ 100
	5.000%, 10/01/20	505	516
	California Educational Facilities Authority, Lutheran University, Series C, Callable 10/01/14 @ 100
	4.750%, 10/01/15	675	703
	California Educational Facilities Authority, University of Pacific, Callable 11/01/14 @ 100
	5.000%, 11/01/20	435	457
	California Educational Facilities Authority, University of Redlands, Series A, Callable 10/01/15 @ 100
	5.000%, 10/01/20	500	522
	California Educational Facilities Authority, Woodbury University
	4.400%, 01/01/15 (e)	450	445
	California State Higher Educational Facilities Authority, Fresno Pacific University, Series A
	5.650%, 03/01/07	380	388
	5.750%, 03/01/08	400	415
	California State Higher Educational Facilities Authority, Occidental College Project, Pre-refunded 10/01/07 @ 102 (MBIA)
	5.300%, 10/01/10 (a)	500	528
	California State Higher Educational Facilities Authority, University of La Verne & Western University of Health Sciences, Series B
	6.000%, 06/01/10	495	536
	California State Higher Educational Facilities Authority, University of Redlands, Series A, Escrowed to Maturity
	5.550%, 06/01/09 (b)	225	241
	California State Higher Educational Facilities Authority, University of Redlands, Series A, Pre-refunded 06/01/10 @ 101
	5.700%, 06/01/11 (a)	250	275
	5.750%, 06/01/12 (a)	260	287
	California Statewide Communities Development Authority, Viewpoint Schools (ACA)
	4.125%, 10/01/14	405	400
			5,922

	Healthcare - 15.4%
	California Health Facilities Financing Authority, Casa Colina, Callable 04/01/12 @ 100
	5.500%, 04/01/13	300	319
	California Health Facilities Financing Authority, Catholic Healthcare West, Series I, Mandatory Put 07/01/14 @ 100
	4.950%, 07/01/26	450	473
	California Health Facilities Financing Authority, Marshall Medical Center, Series A, Callable 11/01/14 @ 100 (CMI)
	4.750%, 11/01/19	1,200	1,228
	California Health Facilities Financing Authority, Valleycare Medical Center, Series A, Callable 05/01/12 @ 100 (CMI)
	4.625%, 05/01/13	300	310
	4.800%, 05/01/14	715	743
	California State Health Facilities Authority, Casa de las Campanas, Series A, Callable 08/01/08 @ 100 (CMI)
	5.375%, 08/01/09	250	260
	California Statewide Communities Development Authority, Daughters of Charity Health, Series G
	5.250%, 07/01/13	500	532
	California Statewide Communities Development Authority, Elder Care Alliance, Series A
	7.250%, 11/15/11	500	505
	California Statewide Communities Development Authority, Kaiser Permanente, Series C, Mandatory Put 06/01/12 @ 100
	3.850%, 11/01/29	1,000	981
	California Statewide Communities Development Authority, Los Angeles Orthopedic Hospital Foundation, Callable 06/01/07 @ 101 (AMBAC)
	5.000%, 06/01/12	150	155
	Loma Linda University Medical Center, Hospital Revenue, Series A
	5.000%, 12/01/15	600	627
	Marysville Hospital, Fremont Rideout Health Project, Series A, Callable 07/01/08 @ 103 (AMBAC)
	5.000%, 01/01/10	500	527
	Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities, Hospital de la Concepcion, Series A
	5.500%, 11/15/09	650	688
	Rancho Mirage Joint Powers Finance Authority, Eisenhower Medical Center, Series A, Callable 07/01/07 @ 102 (MBIA)
	5.125%, 07/01/08	500	522
	Turlock California Health Facilities Revenue, Emanuel Medical Center, Callable 10/15/14 @ 100
	5.000%, 10/15/24	700	701
			8,571

	Housing - 3.9%
	Association of Bay Area Governments Financial Authority, Archstone Redwood Housing Project, Series A
	5.300%, 10/01/08	500	518
	Aztec Shops, California State Auxiliary Organization, San Diego State University, Callable 09/01/10 @ 101
	5.400%, 09/01/11	1,035	1,106
	California Rural Home Mortgage Finance Authority, Single Family Mortgage, Series D (AMT) (FNMA) (GNMA)
	5.250%, 06/01/10	15	15
	California Statewide Communities Development Authority, Equity Residential, Series B, Mandatory Put 06/15/09 @ 100
	5.200%, 12/01/29	500	521
			2,160

	Lease Revenue - 9.4%
	Bell Community Housing Authority, Lease Revenue, Callable 10/01/15 @ 100 (AMBAC) (MLO)
	4.000%, 10/01/16	250	249
	4.000%, 10/01/17	250	246
	California State Public Works Board, California Community Colleges, Series A, Callable 12/01/09 @ 101 (MLO)
	4.875%, 12/01/18	200	206
	California State Public Works Board, Department of Corrections, Series A (AMBAC) (MLO)
	6.000%, 01/01/06	545	545
	California State Public Works Board, Department of Health Services, Callable 11/01/09 @ 101 (MBIA) (MLO)
	5.200%, 11/01/12	500	532
	California State Public Works Board, Department of Mental Health, Callable 06/01/14 @ 100 (MLO)
	5.500%, 06/01/16	540	588
	Golden State Tobacco Securitization Corportation, California Tobacco Settlement, Series A, 06/01/18 @ 100 (MLO)
	0.00%, 06/01/22 (c)	500	409
	Long Beach Financing Authority, Lease Revenue, Temple & Willow Facilities Refinancing Project, Series A, Callable 05/01/15 @ 100 (MBIA) (MLO)
	4.000%, 05/01/16	305	305
	Los Angeles Community Redevelopment Agency, Lease Revenue, Manchester Social Services Project, Callable 09/01/15 @ 100 (AMBAC) (MLO)
	5.000%, 09/01/16	1,500	1,624
	Los Angeles Municipal Improvement Corporation, Sanitation Equipment, Series A (FSA) (MLO)
	6.000%, 02/01/07	500	515
			5,219

	Miscellaneous - 3.8%
	Children's Trust Fund, Puerto Rico Tobacco Settlement Issue, Escrowed to Maturity
	5.000%, 07/01/08 (b)	250	260
	Golden West Schools Financing Authority, Series A, Zero Coupon Bond (MBIA)
	5.000%, 02/01/12 (d)	535	424
	Golden West Schools Financing Authority, Series A (MBIA)
	5.700%, 02/01/13	720	813
	5.750%, 02/01/14	520	594
			2,091

	Recreational Facility Authority - 1.0%
	California State University Fresno Association, Auxiliary Organization Event Center, Pre-refunded 07/01/12 @ 101
	6.000%, 07/01/22 (a)	500	570

	Tax Revenue - 5.1%
	Galt Community Facilities District, Special Tax Referendum #88-1 (AMBAC)
	4.000%, 09/01/15	130	131
	Lafayette Redevelopment Agency, Tax Allocation, Callable 08/01/15 @ 100 (RAAI)
	4.250%, 08/01/17	290	287
	Long Beach Community Facilities District #5, Towne Center Special Tax, Callable 10/01/06 @ 102
	6.100%, 10/01/12	165	170
	Murrieta Community Facilities District #2, The Oaks Area, Callable 09/01/14 @ 100
	5.750%, 09/01/20	250	265
	Norco, Special Tax, Community Facilities District #97-1, Callable 10/01/15 @ 100 (AGTY)
	4.500%, 10/01/16	260	269
	Poway Unified School District, Special Tax, Community Facilities District #6-4, Callable 03/01/06 @ 103
	5.000%, 09/01/23	400	401
	San Bernardino Redevelopment Agency, Tax Allocation, San Sevaine Redevelopment Project, Series A, Callable 09/01/15 @ 100 (RAAI)
	5.000%, 09/01/16	500	532
	Stockton Public Financing Revenue, Assessment Districts, Senior Lien, Series A, Callable 09/02/15 @ 100 (RAAI)
	4.300%, 09/02/18	790	768
			2,823

	Transportation - 3.0%
	Alameda Corridor Transportation Authority, Zero Coupon Bond (AMBAC)
	4.650%, 10/01/14 (d)	1,000	697
	San Francisco City & County International Airports Commission, Second Series, Issue 25 (AMT) (FSA)
	5.500%, 05/01/08	500	521
	San Francisco City & County International Airports Commission, SFO Fuel, Series A (AMT) (FSA)
	5.250%, 01/01/07	450	458
			1,676

	Utilities - 12.8%
	Banning Water Utility Authority, Enterprise Revenue, Referendum and Improvement Projects, Callable 11/01/16 @ 100 (FGIC)
	5.000%, 11/01/20	1,025	1,100
	California Municipal Financial Authority, Solid Waste Disposal Revenue, Waste Management Project, Mandatory Put 09/01/09 @ 100 (AMT)
	4.100%, 09/01/14	750	750
	California Pollution Control Filing Authority, Solid Waste Disposal Revenue, Waste Management Project, Series B, Callable 07/01/15 @ 101 (AMT) (GTY)
	5.000%, 07/01/27	250	250
	California State Department of Water, Central Valley Project, Series P, Pre-refunded 06/01/06 @ 101
	5.300%, 12/01/07 (a)	750	764
	California State Department of Water, Reservoir Power Supply, Series C-5 (LOC: Dexia Credit Local) (VRDO)
	3.530%, 05/01/22 (f)	1,000	1,000
	Chino Basin Regional Financing Authority, Inland Empire Utility Agency Sewer Project, Pre-refunded 11/01/09 @ 101 (MBIA)
	5.200%, 11/01/11 (a)	405	436
	Imperial, Wastewater Treatment Facility, Callable 10/15/11 @ 102 (FGIC)
	5.000%, 10/15/20	1,000	1,054
	Metropolitan Water District of Southern California, Series B, Callable 07/01/06 @ 102 (MBIA)
	4.875%, 07/01/10	190	195
	5.000%, 07/01/14	295	304
	Metropolitan Water District of Southern California, Series B, Pre-refunded 07/01/06 @ 102 (MBIA)
	4.875%, 07/01/10 (a)	135	139
	5.000%, 07/01/14 (a)	205	211
	Richmond Wastewater Systems, Callable 08/01/09 @ 102 (FGIC)
	5.200%, 08/01/11	500	535
	Whittier Utility Authority, Callable 06/01/13 @ 100 (MBIA)
	4.400%, 06/01/17	305	312
	4.500%, 06/01/18	65	67
			7,117
	Total Revenue Bonds		38,783

	General Obligations - 20.1%
	A B C California Unified School District, Series A (MBIA)
	4.600%, 02/01/16	400	422
	Alisal Unified School District, Series C, Zero Coupon Bond (FGIC)
	5.050%, 08/01/08 (d)	860	786
	California State, Callable 08/01/13 @ 100
	5.000%, 02/01/17	1,000	1,060
	California State, Callable 04/01/14 @ 100
	5.125%, 04/01/24	500	528
	Foothill-De Anza Community College District, Callable 08/01/10 @ 101
	6.000%, 08/01/11	300	335
	Franklin McKinley California School District, Capital Appreciation Election 2004, Series A, Zero Coupon Bond (FGIC)
	4.820%, 08/01/16 (d)	475	300
	Fresno Unified School District, Series A (MBIA)
	6.050%, 08/01/11	500	565
	Jefferson Union High School District, San Mateo County, Series A (MBIA)
	6.250%, 02/01/14	300	353
	Montebello Unified School District, Zero Coupon Bond (MBIA)
	5.680%, 08/01/21 (d)	700	344
	Pomona School District, Series A (MBIA)
	5.450%, 02/01/06	250	250
	5.500%, 08/01/06	250	254
	Pomona School District, Series A, Callable 08/01/11 @ 103 (MBIA)
	6.150%, 08/01/15	500	576
	Puerto Rico Commonwealth, Series B (FSA)
	6.500%, 07/01/15	1,000	1,212
	Roseville Joint Union High School District, Callable 08/01/11 @ 101
	5.200%, 08/01/20	600	635
	San Diego Community College, District Election of 2002, Callable 05/01/15 @ 100 (FSA)
	5.000%, 05/01/19	1,000	1,073
	San Juan Unified School District, Zero Coupon Bond (FSA)
	5.420%, 08/01/16 (d)	390	246
	San Mateo County Community College District, Series A, Zero Coupon Bond (FGIC)
	5.300%, 09/01/17 (d)	760	456
	San Mateo Unified High School District, Series B, Zero Coupon Bond (FGIC)
	5.150%, 09/01/17 (d)	1,000	598
	Walnut Valley Unified School District, Series A, Pre-refunded 08/01/10 @ 102 (FSA)
	5.000%, 08/01/12 (a)	255	278
	West Covina Unified School District, Series A (MBIA)
	5.350%, 02/01/20	770	875
	Total General Obligations		11,146

	Certificates of Participation - 7.6%
	Bakersfield Convention Center Expansion Project, Callable 04/01/07 @ 101 (MBIA) (MLO)
	5.500%, 04/01/10	250	259
	California Special Districts Association Financial Corporation, Special Districts Finance Program, Series SS, Callable 08/01/15 @ 100 (XLCA)
	4.250%, 08/01/17	505	512
	Grossmont Unified High School District, Pre-refunded 09/01/08 @ 102 (FSA) (MLO)
	5.400%, 09/01/13 (a)	300	323
	Kern County Board of Education, Series A, Callable 05/01/08 @ 102 (MBIA) (MLO)
	5.200%, 05/01/12	905	957
	Los Angeles County Schools, Regionalized Business Services Financing Project, Series A
	5.000%, 09/01/08	200	207
	Los Angeles, Sonnenblick Del Rio, West Los Angeles (AMBAC) (MLO)
	5.375%, 11/01/10	500	543
	Paradise Unified School District, Measure M Project, Series A, Callable 03/01/06 @ 102 (AMBAC) (MLO)
	5.250%, 09/01/07	300	307
	Poway California, Callable 08/01/15 @ 100 (MLO)
	4.500%, 08/01/16	585	610
	San Buenaventura Wastewater Revenue, Callable 03/01/14 @ 100 (MBIA)
	4.000%, 03/01/16	500	501
	Total Certificates of Participation		4,219

	Total Municipal Bonds		54,148
	(cost $52,113)

		SHARES

	Short-Term Investment - 2.2%
	Blackrock Liquidity Funds
	(cost $1,221)	1,220,638	1,221
	Total Investments - 99.6%
	(cost $53,334)		55,369
	Other Assets and Liabilities, Net - 0.4%		246
	Total Net Assets - 100.0%		$55,615

+
Security valuations for the fund's investments are furnished by one or more independent pricing services that have been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of December 31, 2005, the fund held no fair valued securities.

(a)	Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.
(b)	Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(c)
Delayed Interest (Step Bonds) - Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of December 31, 2005.

(d)	The rate shown is the effective yield at the time of purchase.
(e)	Security purchased on a when-issued basis. On December 31, 2005, the total cost of investments purchased on a when-issued basis was $443,435 or 0.8% of total net assets.
(f)	Variable Rate Security - The rate shown is in effect as of December 31, 2005.
ACA -	American Capital Access
AGTY -	Assured Guaranty
AMBAC -	American Municipal Bond Assurance Corporation
AMT -	Alternative Minimum Tax. As of December 31, 2005, the aggregate market value of securities subject to the AMT was $1,994,466 or 3.6% of total net assets.
CMI -	California Mortgage Insurance Program
FGIC -	Financial Guaranty Insurance Corporation
FNMA -	Federal National Mortgage Association
FSA -	Financial Security Assurance
GNMA -	Government National Mortgage Association
GTY -	Guaranty
LOC -	Letter of Credit
MBIA -	Municipal Bond Insurance Association
MLO -	Municipal Lease Obligation
RAAI -	Radian Asset Assurance Inc.
VRDO -
Variable Rate Demand Obligation. Floating or variable rate obligation maturing in more than one year. The interest rate is based on specific, or an index of, market interest rates, and is subject to change periodically. This instrument may also have a demand feature which allows the recovery of principal at any time, or at specified intervals not exceeding one year, on up to 30 days' notice. Maturity date shown represents final maturity.

XLCA -	XL Capital Assurance Inc.

	Schedule of INVESTMENTS December 31, 2005 (unaudited)

	California Tax Free Fund

	DESCRIPTION	PAR (000)	VALUE (000) +

	Municipal Bonds - 99.4%
	Revenue Bonds - 76.4%
	Continuing Care Retirement Community - 0.8%
	Association of Bay Area Governments Finance Authority, Lincoln Glen Manor Senior Citizens, Callable 02/15/08 @ 101 (CMI)
	6.100%, 02/15/25	$250	$262

	Education - 11.9%
	Association of Bay Area Governments Financial Authority, Schools of the Sacred Heart, Series A
	5.900%, 06/01/10	200	215
	California Educational Facilities Authority, University of Redlands, Series A, Callable 10/01/15 @ 100
	5.000%, 10/01/20	500	522
	California Educational Facilities Authority, Woodbury University, Callable 01/01/15 @ 100
	4.500%, 01/01/16 (c)	470	465
	California State Higher Educational Facilities Authority, Fresno Pacific University, Series A
	5.550%, 03/01/06	250	251
	California State Higher Educational Facilities Authority, Fresno Pacific University, Series A, Callable 03/01/10 @ 101
	6.750%, 03/01/19	380	413
	California State Higher Educational Facilities Authority, University of La Verne & Western University of Health Sciences, Series B, Callable 06/01/10 @ 101
	6.625%, 06/01/20	215	234
	California State Higher Educational Facilities Authority, University of Redlands, Series A, Pre-refunded 06/01/10 @ 101
	5.950%, 06/01/15 (a)	310	345
	California State University Foundation, Monterey Bay, Pre-refunded 06/01/11 @ 100 (MBIA)
	5.300%, 06/01/22 (a)	500	545
	University of California, Series K, Callable 09/01/08 @ 101
	5.000%, 09/01/20	1,000	1,045
			4,035

	Healthcare - 12.5%
	California Health Facilities Financing Authority, Casa Colina, Callable 04/01/12 @ 100
	5.500%, 04/01/13	50	53
	California Health Facilities Financing Authority, Cedars-Sinai Medical Center
	5.000%, 11/15/15	500	530
	California Health Facilities Financing Authority, Marshall Medical Center, Series A, Callable 11/01/14 @ 100 (CMI)
	4.750%, 11/01/19	560	573
	California Statewide Communities Development Authority, Adventist Health, Series A, Callable 03/01/15 @ 100
	5.000%, 03/01/30	300	303
	California Statewide Communities Development Authority, Daughters of Charity Health, Series A, Callable 07/01/15 @ 100
	5.250%, 07/01/30	100	103
	California Statewide Communities Development Authority, Elder Care Alliance, Series A
	7.250%, 11/15/11	250	252
	California Statewide Communities Development Authority, Kaiser Permanente, Series C, Mandatory Put 06/01/12 @ 100
	3.850%, 11/01/29	400	392
	California Statewide Communities Development Authority, Los Angeles Orthopedic Hospital Foundation, Callable 06/01/07 @ 101 (AMBAC)
	5.000%, 06/01/12	350	361
	California Statewide Communities Development Authority, Redlands Community Hospital, Series A, (RAAI)
	5.000%, 04/01/15	500	530
	Loma Linda University Medical Center, Hospital Revenue, Series A
	5.000%, 12/01/15	400	418
	Puerto Rico Industrial Tourist, Educational, Medical & Environmental Control Facilities, Hospital de La Concepcion, Series A
	5.500%, 11/15/08	400	419
	Turlock California Health Facilities Revenue, Emanuel Medical Center, Callable 10/15/14 @ 100 (MLO)
	5.000%, 10/15/24	300	301
			4,235

	Housing - 4.4%
	Aztec Shops, California State Auxiliary Organization, San Diego State University
	5.200%, 09/01/08	455	471
	California State Department of Veterans Affairs, Series C, Callable 01/09/11 @ 101 (AMT)
	5.500%, 12/01/19	460	485
	California State Housing Finance Agency, Single Family Mortgage, Series B, Callable until 05/31/10 @ 100 (AMT) (FNMA) (GNMA)
	5.650%, 06/01/10	15	15
	California Statewide Communities Development Authority, Archstone Seascape, Mandatory Put 06/01/08 @ 100
	5.250%, 06/01/29	500	515
			1,486

	Lease Revenue - 9.2%
	California State Public Works Board, California Community Colleges, Series B, Callable 06/01/14 @ 100 (MLO)
	5.500%, 06/01/19	1,035	1,134
	Golden State Tobacco Securitization Corportation, California Tobacco Settlement, Series A, Callable 06/01/18 @ 100 (MLO)
	0.00%, 06/01/22 (b)	1,500	1,226
	Los Angeles Community Redevelopment Agency, Lease Revenue, Manchester Social Services Project, Callable 09/01/15 @ 100 (AMBAC) (MLO)
	5.000%, 09/01/16	700	758
			3,118

	Miscellaneous - 9.8%
	Golden West Schools Financing Authority, Glendora Unified School District (MBIA)
	5.500%, 09/01/19	910	1,041
	Golden West Schools Financing Authority, Series A (MBIA)
	5.750%, 02/01/14	250	286
	5.800%, 08/01/22	320	384
	5.800%, 08/01/23	345	415
	Sacramento City Financing Authority, Pre-refunded 06/01/10 @ 101 (MLO)
	5.400%, 06/01/18 (a)	455	497
	5.500%, 06/01/23 (a)	645	707
			3,330

	Recreational Facility Authority - 1.7%
	California State University Fresno Association, Auxiliary Organization Event Center, Pre-refunded 07/01/12 @ 101
	6.000%, 07/01/22 (a)	500	570

	Tax Revenue - 12.4%
	Grass Valley Community Redevelopment Agency, Tax Allocation, Callable 12/01/08 @ 102
	6.400%, 12/01/34	400	434
	Lafayette Redevelopment Agency, Tax Allocation, Callable 08/01/15 @ 100 (RAAI)
	4.500%, 08/01/22	360	358
	4.500%, 08/01/23	200	198
	Long Beach Community Facilities District #5, Towne Center Special Tax, Callable 10/01/06 @ 102
	6.100%, 10/01/12	250	258
	Los Angeles, Callable 03/01/10 @ 101
	5.625%, 03/01/19	200	217
	Los Angeles County Community Facilities District #3, Series A, Special Tax, Callable 09/01/10 @ 100 (AMBAC)
	5.250%, 09/01/18	715	765
	Murrieta Community Facilities District #2, The Oaks Area, Callable 09/01/14 @ 100
	5.750%, 09/01/20	125	132
	Norco, Special Tax, Community Facilities District #97-1, Callable 10/01/15 @ 100 (AGTY)
	4.875%, 10/01/30	500	506
	Poway Unified School District, Special Tax, Community Facilities District #6-4, Callable 03/01/06 @ 103
	5.000%, 09/01/23	250	250
	San Bernardino Redevelopment Agency, Tax Allocation, San Sevaine Redevelopment Project, Series A, Callable 09/01/15 @ 100 (RAAI)
	5.000%, 09/01/16	350	372
	Stockton Public Financing Revenue, Assessment Districts, Senior Lien, Series A, Callable 09/02/15 @ 100 (RAAI)
	4.375%, 09/02/20	740	717
			4,207

	Transportation - 1.1%
	Puerto Rico Commonwealth Highway & Transportation Authority, Series X (MBIA)
	5.500%, 07/01/15	100	113
	San Francisco Airport Commission, SFO Fuel Company, Callable 01/01/08 @ 102 (AMT) (FSA)
	5.625%, 01/01/12	250	264
			377

	Utilities - 12.6%
	Banning Water Utility Authority, Enterprise Revenue, Referendum and Improvement Projects, Callable 11/01/16 @ 100 (FGIC)
	5.000%, 11/01/23	1,190	1,264
	California Pollution Control Filing Authority, Solid Waste Disposal Revenue, Waste Management Project, Series A-2, Callable 04/01/15 @ 101 (AMT)
	5.400%, 04/01/25	500	520
	California Pollution Control Filing Authority, Solid Waste Disposal Revenue, Waste Management Project, Series B, Callable 07/01/15 @ 101 (AMT) (GTY)
	5.000%, 07/01/27	250	250
	Compton Sewer Authority, Callable 09/01/08 @ 102 (MBIA)
	5.375%, 09/01/23	1,150	1,225
	Contra Costa Water Authority, Series A, Callable 10/01/12 @ 100 (FGIC)
	5.000%, 10/01/20	340	360
	Los Angeles County Sanitation District's Filing Authority, Capital Projects, Series A, Callable 10/01/15 @ 100 (MBIA)
	4.000%, 10/01/16	175	176
	South Bayside Waste Management Authority, Callable 03/01/09 @ 102 (AMBAC)
	5.750%, 03/01/20	150	163
	West Kern County Water District, Callable 06/01/10 @ 101 (MLO)
	5.200%, 06/01/14	320	333
			4,291
	Total Revenue Bonds		25,911

	General Obligations - 20.1%
	Acalanes Unified High School District, Zero Coupon Bond, Pre-refunded 08/01/10 @ 70.92 (FGIC)
	5.560%, 08/01/16 (a) (d)	700	421
	Bassett Unified School District, Capital Appreciation-Election 2004-A, Zero Coupon Bond (FSA)
	4.610%, 08/01/18 (d)	550	315
	California State, Callable 02/01/13 @ 100
	5.000%, 02/01/24	700	728
	California State, Callable 10/01/10 @ 100
	5.250%, 10/01/19	140	147
	California State, Pre-refunded 10/01/10 @ 100
	5.250%, 10/01/19 (a)	460	495
	Glendora Unified School District, Series A, Pre-refunded 09/01/10 @ 101 (FSA)
	5.350%, 09/01/20 (a)	340	372
	Jefferson Union High School District, San Mateo County, Series A (MBIA)
	6.250%, 08/01/20	460	567
	Pleasant Valley School District, Ventura County, Series A (MBIA)
	5.850%, 02/01/19	250	296
	Pomona Unified School District, Series A (MBIA)
	5.950%, 02/01/17	855	1,005
	Sacramento Unified School District, Series A, Pre-refunded 07/01/09 @ 102
	5.750%, 07/01/17 (a)	400	440
	Vallejo City Unified School District, Series A (MBIA)
	5.900%, 08/01/21	350	422
	Ventura County Community College District, Series A, Callable 08/01/12 @ 101 (MBIA)
	5.000%, 08/01/18	910	972
	Wiseburn School District, Series A, Pre-refunded 08/01/10 @ 100 (FGIC)
	5.250%, 08/01/22 (a)	600	648
	Total General Obligations		6,828

	Certificates of Participation - 2.9%
	Escondido, Series A, Callable 09/01/10 @ 101 (FGIC)
	5.625%, 09/01/20	300	327
	Los Angeles, Sonnenblick del Rio Senior Lien, Callable 11/01/10 @ 101 (AMBAC) (MLO)
	6.000%, 11/01/19	330	369
	Ridgecrest Civic Center Project, Pre-refunded 03/01/09 @ 101 (MLO)
	6.250%, 03/01/21 (a)	250	274
	Total Certificates of Participation		970

	Total Municipal Bonds		33,709
	(cost $32,082)

		SHARES

	Short-Term Investment - 1.1%
	Blackrock Liquidity Funds
	(cost $364)	364,005	364
	Total Investments - 100.5%
	(cost $32,446)		34,073
	Other Assets and Liabilities, Net - (0.5)%		(158)
	Total Net Assets - 100.0%		$33,915

+
Security valuations for the fund's investments are furnished by one or more independent pricing services that have been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of December 31, 2005, the fund held no fair valued securities.

(a)	Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.
(b)
Delayed Interest (Step Bonds) - Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of December 31, 2005.

(c)	Security purchased on a when-issued basis. On December 31, 2005, the total cost of investments purchased on a when-issued basis was $462,574 or 1.4% of total net assets.
(d)	The rate shown is the effective yield at the time of purchase.

AGTY -	Assured Guaranty
AMBAC -	American Municipal Bond Assurance Corporation
AMT -	Alternative Minimum Tax. As of December 31, 2005, the aggregate market value of securities subject to the AMT was $1,534,006 or 4.5% of total net assets.
CMI -	California Mortgage Insurance Program
FGIC -	Financial Guaranty Insurance Corporation
FNMA -	Federal National Mortgage Association
FSA -	Financial Security Assurance
GNMA -	Government National Mortgage Association
GTY -	Guaranty
MBIA -	Municipal Bond Insurance Association
MLO -	Municipal Lease Obligation
RAAI -	Radian Asset Assurance Inc.

	Schedule of INVESTMENTS December 31, 2005 (unaudited)

	Colorado Intermediate Tax Free Fund

	DESCRIPTION	PAR (000)	VALUE (000) +

	Municipal Bonds - 98.5%
	Revenue Bonds - 70.6%
	Continuing Care Retirement Community - 1.1%
	Colorado State Health Facilities Revenue, Covenant Retirement Communities, Callable 12/01/15 @ 100
	5.000%, 12/01/16	$500	$515

	Education - 4.8%
	Colorado State Educational & Cultural Facilities Authority, Bromley East Charter School Project, Escrowed to Maturity
	6.250%, 09/15/11 (a)	330	352
	Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Escrowed to Maturity
	6.375%, 12/01/11 (a)	800	866
	Colorado State Educational & Cultural Facilities Authority, Core Knowledge Charter School, Pre-refunded 11/01/09 @ 100
	6.850%, 11/01/16 (b)	440	492
	Colorado State Educational & Cultural Facilities Revenue, Northwest Nazarene Project, Callable 11/01/10 @ 102
	4.500%, 11/01/15	550	542
			2,252

	Healthcare - 22.1%
	Colorado State Health Facilities Authority, Boulder Hospital (MBIA)
	4.875%, 10/01/09	500	524
	5.000%, 10/01/10	500	530
	Colorado State Health Facilities Authority, Catholic Health Initiatives, Series A
	5.000%, 03/01/12	500	531
	Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities, Callable 12/01/10 @ 102
	6.900%, 12/01/25	350	392
	Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities, Series A
	4.200%, 06/01/13	200	201
	Colorado State Health Facilities Authority, National Jewish Medical & Research Center Project, Callable 01/01/08 @ 100
	5.375%, 01/01/16	700	714
	Colorado State Health Facilities Authority, North Colorado Medical Center Project (FSA)
	5.000%, 05/15/09	1,000	1,047
	Colorado State Health Facilities Authority, Parkview Medical Center
	5.500%, 09/01/07	250	257
	5.750%, 09/01/08	250	263
	5.500%, 09/01/09	500	529
	Colorado State Health Facilities Authority, Poudre Valley Healthcare, Pre-refunded 12/01/09 @ 101 (FSA)
	5.750%, 12/01/10 (b)	1,000	1,093
	Colorado State Health Facilities Authority, Steamboat Springs Health Project, Callable 09/15/08 @ 101
	5.300%, 09/15/09	205	208
	Colorado State Health Facilities Authority, The Devereux Foundation, Callable 11/01/12 @ 100 (RAAI)
	4.200%, 11/01/13	80	80
	Colorado State Health Facilities Authority, Vail Medical Center, Callable 01/15/12 @ 100
	5.750%, 01/15/22	800	848
	Colorado State Health Facilities Authority, Vail Valley Medical Center Project
	5.000%, 01/15/13	300	312
	Delta County Memorial Hospital District, Callable 09/01/13 @ 100
	5.350%, 09/01/17	500	519
	La Junta Hospital, Arkansas Valley Regional Medical Center Project
	5.200%, 04/01/06	300	301
	5.300%, 04/01/07	320	324
	5.400%, 04/01/08	335	341
	5.500%, 04/01/09	355	365
	Montrose Memorial Hospital
	5.300%, 12/01/13	260	273
	Montrose Memorial Hospital, Callable 12/01/13 @ 102
	5.450%, 12/01/14	390	412
	University of Colorado Hospital Authority, Callable 11/15/11 @ 100
	5.000%, 11/15/14	300	312
			10,376

	Miscellaneous - 4.7%
	Colorado State Educational & Cultural Facilities Authority, Colorado Public Radio
	4.800%, 07/01/09	250	257
	4.900%, 07/01/10	265	274
	Colorado State Educational & Cultural Facilities Authority, National Conference of State Legislatures, Callable 06/01/11 @ 100
	5.250%, 06/01/13	700	743
	Denver City & County, Helen G. Bonfils Foundation Project, Series B, Callable 12/01/07 @ 100
	5.125%, 12/01/17	900	924
			2,198

	Recreational Facility Authority - 0.5%
	Hyland Hills Metropolitan Park & Recreational District, Series A, Callable 12/15/07 @ 101
	6.100%, 12/15/09	210	219

	Tax Revenue - 6.0%
	Douglas County Sales & Use Tax (FSA)
	6.000%, 10/15/09	200	218
	Larimer County Sales & Use Tax (AMBAC)
	5.000%, 12/15/10	460	492
	Longmont Sales & Use Tax, Callable 11/15/10 @ 100
	5.500%, 11/15/15	500	541
	Longmont Sales & Use Tax, Callable 11/15/10 @ 101 (AMBAC)
	4.875%, 11/15/18	1,000	1,047
	Westminster Sales & Use Tax, Series A, Callable 12/01/07 @ 102 (FGIC)
	5.250%, 12/01/11	500	526
			2,824

	Transportation - 15.2%
	Colorado Department of Transportation (AMBAC)
	6.000%, 06/15/10	1,000	1,105
	E-470 Public Highway Authority, Series B, Zero Coupon Bond (MBIA)
	5.250%, 09/01/17 (d)	1,575	939
	6.400%, 09/01/19 (d)	960	517
	5.650%, 09/01/20 (d)	500	256
	5.396%, 09/01/22 (d)	1,620	746
	E-470 Public Highway Authority, Series C (MBIA)
	0.000%, 09/01/17 (c)	500	409
	Northwest Parkway Public Highway Authority (AMBAC)
	0.000%, 06/15/15 (c)	2,000	1,682
	0.000%, 06/15/16 (c)	1,000	849
	Northwest Parkway Public Highway Authority (FSA)
	0.000%, 06/15/14 (c)	750	627
			7,130

	Utilities - 16.2%
	Adams County Pollution Control, Public Service Colorado Project, Series A, Callable 09/01/15 @ 100
	4.375%, 09/01/17	1,000	1,016
	Arapahoe County Water & Wastewater Authority, Escrowed to Maturity
	5.550%, 12/01/06 (a)	140	143
	5.650%, 12/01/07 (a)	150	156
	5.750%, 12/01/08 (a)	160	170
	Arapahoe County Water & Wastewater Authority, Pre-refunded 12/01/09 @ 100
	6.000%, 12/01/11 (b)	185	201
	Boulder Water & Sewer
	5.750%, 12/01/10	1,545	1,704
	Broomfield Water Activity Enterprise, Callable 12/01/10 @ 101 (MBIA)
	5.500%, 12/01/17	500	545
	Colorado State Water Resources & Power Development Authority, Drinking Water Revenue, Revolving Fund, Series A
	5.500%, 09/01/17	500	567
	Colorado State Water Resource & Power Development Authority, Small Water Resources, Series A, Callable 11/01/10 @ 100 (FGIC)
	5.700%, 11/01/15	100	109
	Denver City & County Wastewater, Callable 11/01/12 @ 100 (FGIC)
	5.250%, 11/01/17	1,260	1,360
	Platte River Power Authority, Series DD, Callable 06/01/07 @ 102 (MBIA)
	5.375%, 06/01/17	875	914
	Ute Water Conservancy District (MBIA)
	6.000%, 06/15/09	680	737
			7,622
	Total Revenue Bonds		33,136

	General Obligations - 20.5%
	Arapahoe County School District #5, Cherry Creek, Pre-refunded 12/15/09 @ 100 (STAID)
	5.500%, 12/15/11 (b)	1,000	1,073
	Beacon Metropolitan District, Series B (LOC: Compass Bank)
	4.375%, 12/01/15	265	264
	Denver West Metropolitan School District
	4.125%, 12/01/14	150	147
	4.200%, 12/01/15	480	470
	Douglas County School District #RE-1, Douglas & Elbert Counties, Series B, Zero Coupon Bond (FSA) (STAID)
	4.230%, 12/15/15 (d)	1,255	819
	Elbert County School District #C-1, Elizabeth
	5.150%, 12/01/08	500	525
	Garfield County School District #RE-2, Callable 12/01/12 @ 100 (FSA) (STAID)
	5.250%, 12/01/19	1,530	1,653
	High Plains Metropolitan District, Series B (LOC: Compass Bank)
	4.375%, 12/01/15	1,000	998
	Jefferson County School District #R-001 (MBIA) (STAID)
	6.250%, 12/15/09	1,000	1,104
	Larimer Weld & Boulder County School District #R-2J, Thomson (MBIA)
	4.100%, 12/15/14	350	357
	SBC Metropolitan School District (ACA)
	4.250%, 12/01/15	445	438
	SBC Metropolitan School District, Callable 12/01/15 @ 100 (ACA)
	4.300%, 12/01/16	490	478
	Westglenn Metropolitan District, Callable 12/01/09 @ 100
	6.000%, 12/01/14	1,220	1,283
	Total General Obligations		9,609

	Certificates of Participation - 7.4%

	Colorado Springs Public Facility Authority, Old City Hall Project (FSA) (MLO)
	5.000%, 12/01/10	200	213
	Colorado State, Fitzsimons Academic, Series B, Callable 11/01/15 @ 100 (MLO)
	4.500%, 11/01/16	300	311
	Englewood Civic Center Project, Pre-refunded 12/01/08 @ 100 (MBIA) (MLO)
	4.900%, 06/01/13 (b)	585	610
	Garfield County Building Corporation (AMBAC) (MLO)
	5.750%, 12/01/09	400	433
	Garfield County Building Corporation, Callable 12/01/09 @ 101 (AMBAC) (MLO)
	5.300%, 12/01/11	400	428
	Pueblo County, Capital Construction, Callable 12/01/15 @ 100 (MLO)
	4.400%, 12/01/16	410	406
	Westminster Recreational Facilities, Callable 09/01/09 @ 101 (MBIA) (MLO)
	5.200%, 09/01/10	1,000	1,065
	Total Certificates of Participation		3,466

	Total Municipal Bonds		46,211
	(cost $43,688)

		SHARES

	Short-Term Investment - 0.9%
	First American Tax Free Obligations Fund, Class Z (e)
	(cost $403)	402,638	403
	Total Investments - 99.4%
	(cost $44,091)		46,614
	Other Assets and Liabilities, Net - 0.6%		290
	Total Net Assets - 100.0%		$46,904

+
Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of December 31, 2005, the fund held no fair valued securities.

(a)	Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(b)	Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.
(c)
Delayed Interest (Step Bonds) - Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of December 31, 2005.

(d)	The rate shown is the effective yield at the time of purchase.
(e)	Investment in affiliated security.This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund.
ACA -	American Capital Access
AMBAC -	American Municipal Bond Assurance Corporation
FGIC -	Financial Guaranty Insurance Corporation
FSA -	Financial Security Assurance
LOC -	Letter of Credit
MBIA -	Municipal Bond Insurance Association
MLO -	Municipal Lease Obligation
RAAI -	Radian Asset Assurance Inc.
STAID -	State Aid Withholding

	Schedule of INVESTMENTS December 31, 2005 (unaudited)

	Colorado Tax Free Fund

	DESCRIPTION	PAR (000)	VALUE (000) +

	Municipal Bonds - 95.8%
	Revenue Bonds - 65.9%
	Continuing Care & Retirement Communities - 2.7%
	Colorado State Health Facilities Authority, Covenant Retirement Communities, Series B, Callable 12/01/12 @ 101
	6.125%, 12/01/33	$350	$375
	Colorado State Health Facilities Revenue, Covenant Retirement Communities, Callable 12/01/15 @ 100
	5.250%, 12/01/25	200	205
			580

	Education - 10.2%
	Colorado Springs Revenue, Colorado College Project, Callable 06/01/15 @ 100
	4.375%, 06/01/26	400	392
	Colorado State Board of Agriculture, Auxiliary Facility Systems, Callable 03/01/07 @ 101 (AMBAC)
	5.125%, 03/01/17	200	206
	Colorado State Educational & Cultural Facilities Authority, Ave Marie School Project, Callable 12/01/10 @ 100 (RAAI)
	6.000%, 12/01/16	200	219
	Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Escrowed to Maturity
	6.375%, 12/01/11 (a)	550	595
	Colorado State Educational & Cultural Facilities Authority, University of Denver Project, Series B, Callable until 03/01/16 @ 100 (FGIC)
	4.500%, 03/01/26	500	501
	Colorado State Educational & Cultural Facilities Revenue, Northwest Nazarene Project, Callable 11/01/10 @ 102
	4.500%, 11/01/15	300	296
			2,209

	Healthcare - 17.9%
	Boulder County Longmont United Hospital Project (RAAI)
	5.300%, 12/01/10	330	351
	Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities, Callable 12/01/10 @ 102
	6.900%, 12/01/25	150	168
	Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities, Series A, Callable 06/01/14 @ 100
	5.250%, 06/01/34	230	236
	Colorado State Health Facilities Authority, National Jewish Medical & Research Center Project, Callable 01/01/08 @ 100
	5.375%, 01/01/16	300	306
	Colorado State Health Facilities Authority, Parkview Medical Center
	5.600%, 09/01/11	300	324
	Colorado State Health Facilities Authority, Portercare Adventist Project, Pre-refunded 11/15/11 @ 101
	6.500%, 11/15/23 (b)	600	693
	Colorado State Health Facilities Authority, Poudre Valley Health Care, Series F, Callable 03/01/15 @ 100
	5.000%, 03/01/25	350	356
	Colorado State Health Facilities Authority, Steamboat Springs Health Project, Callable 09/15/08 @ 101
	5.300%, 09/15/09	205	208
	Colorado State Health Facilities Authority, Vail Valley Medical Center Project, Callable 01/15/15 @ 100
	5.000%, 01/15/20	250	257
	Colorado State Health Facilities Authority, Vail Valley Medical Center, Callable 01/15/12 @ 100
	5.800%, 01/15/27	500	527
	Delta County Memorial Hospital District, Callable 09/01/13 @ 100
	5.350%, 09/01/17	220	228
	La Junta, Arkansas Valley Regional Medical Center Project, Callable 04/01/09 @ 101
	6.100%, 04/01/24	100	105
	Montrose Memorial Hospital, Callable 12/01/13 @ 102
	6.375%, 12/01/23	130	146
			3,905

	Housing - 4.4%
	Burlingame Housing, Multifamily Revenue, Housing Project, Callable 11/01/15 @ 100 (MBIA)
	4.500%, 11/01/29	750	739
	Colorado State Housing Finance Authority, Multifamily Project, Class I, Series B-4, Callable 10/01/10 @ 100
	5.900%, 04/01/31	100	106
	Colorado State Housing Finance Authority, Series E-2, Callable 08/01/10 @ 105 (AMT)
	7.000%, 02/01/30	60	63
	Colorado State Housing Finance Authority, Single Family Housing Program, Series A-2, Callable 10/01/09 @ 105 (AMT)
	7.450%, 10/01/16	15	16
	Colorado State Housing Finance Authority, Single Family Housing Program, Series B-2, Callable 04/01/10 @ 105 (AMT)
	7.100%, 04/01/17	35	36
			960

	Miscellaneous - 4.1%
	Colorado State Educational & Cultural Facilities Authority, National Conference of State Legislatures, Callable 06/01/11 @ 100
	5.250%, 06/01/21	750	782
	Denver City & County, Helen G. Bonfils Foundation Project, Series B, Callable 12/01/07 @ 100
	5.125%, 12/01/17	100	103
			885

	Tax Revenue - 3.4%
	Douglas County Sales & Use Tax Revenue, Callable 10/15/10 @ 100 (FSA)
	5.625%, 10/15/20	200	217
	Highlands Ranch Metropolitan School District #2, Pre-refunded 06/15/06 @ 101 (FSA)
	5.000%, 06/15/16 (b)	180	183
	Highlands Ranch Metropolitan School District #2, Callable until 06/15/06 @ 101 (FSA)
	5.000%, 06/15/16	20	20
	Larimer County Sales & Use Tax, Callable 12/15/10 @ 100 (AMBAC)
	5.625%, 12/15/18	100	109
	Mountain Village Metropolitan District, San Miguel County, Callable 12/01/07 @ 101 (MBIA)
	5.200%, 12/01/17	200	208
			737

	Transportation - 11.1%
	Denver City & County Airport, Series E, Callable 11/15/07 @ 101 (MBIA)
	5.250%, 11/15/23	500	520
	Northwest Parkway Public Highway Authority (FSA)
	0.000%, 06/15/14 (c)	750	627
	Northwest Parkway Public Highway Authority (AMBAC)
	0.000%, 06/15/15 (c)	500	420
	Northwest Parkway Public Highway Authority, Callable 06/15/16 @ 100 (AMBAC)
	0.000%, 06/15/21 (c)	1,000	855
			2,422

	Utilities - 12.1%
	Arapahoe County Water & Wastewater (MBIA) (MLO)
	5.000%, 12/01/26	250	261
	Boulder Water & Sewer, Callable 12/01/10 @ 100
	5.700%, 12/01/19	300	327
	Broomfield Water Activity Enterprise, Callable 12/01/10 @ 101 (MBIA)
	5.500%, 12/01/19	400	436
	Colorado Housing & Finance Authority, Waste Disposal Management Income Project (AMT)
	5.700%, 07/01/18	250	265
	Colorado Water Resources & Power Development, Arapahoe County Water Improvement, Series E, Callable until 12/01/15 @ 100 (MBIA)
	4.375%, 12/01/24	500	498
	Fort Collins Wastewater Utility Enterprise, Callable 12/01/10 @ 100 (FSA)
	5.500%, 12/01/20	300	324
	Platte River Power Authority, Series DD, Callable 06/01/07 @ 102 (MBIA)
	5.375%, 06/01/17	500	522
			2,633
	Total Revenue Bonds		14,331

	Certificates of Participation - 15.6%
	Arapahoe County Building Finance Authority, Callable 02/15/10 @ 100 (AMBAC) (MLO)
	5.250%, 02/15/19	350	370
	5.250%, 02/15/21	650	685
	Broomfield Open Space Park & Recreation Facilities, Callable 12/01/10 @ 100 (AMBAC) (MLO)
	5.500%, 12/01/20	800	861
	Colorado Springs Old City Hall Project, Callable 12/01/10 @ 100 (FSA) (MLO)
	5.500%, 12/01/17	200	216
	5.500%, 12/01/20	200	215
	Colorado State, Fitzsimons Academic, Series B, Callable until 11/01/15 @100 (MBIA)
	5.000%, 11/01/30	500	522
	Garfield County, Callable 12/01/09 @ 101 (AMBAC) (MLO)
	5.750%, 12/01/19	300	326
	Pueblo County, Capital Construction, Callable 12/01/15 @ 100 (MLO)
	5.000%, 12/01/24	200	205
	Total Certificates of Participation		3,400

	General Obligations - 14.3%
	Antelope Water System, Callable until 12/01/15 @ 100
	4.875%, 12/01/25	175	176
	Arapahoe County School District #5, Cherry Creek, Pre-refunded 12/15/09 @ 100 (STAID)
	5.500%, 12/15/19 (b)	300	322
	Beacon Metropolitan District, Series B (LOC: Compass Bank)
	4.375%, 12/01/15	310	309
	Boulder Open Space Acquisition, Callable 08/15/10 @ 100
	5.450%, 08/15/16	350	377
	Dove Valley Metropolitan School District, Arapahoe County, Callable 11/01/15 @ 100 (FSA)
	4.500%, 11/01/30	250	245
	El Paso County School District #49, Falcon, Series A, Callable 12/01/09 @ 105 (FSA) (STAID)
	6.000%, 12/01/18	200	227
	Larimer Weld & Boulder County School District #R-2J, Thompson, Callable until 12/15/15 @ 100 (MBIA)
	5.000%, 12/15/20	1,250	1,342
	SBC Metropolitan School District, Callable 12/01/15 @ 100 (ACA)
	5.000%, 12/01/25	115	118
	Total General Obligations		3,116

	Total Municipal Bonds		20,847
	(cost $19,448)

		SHARES

	Short-Term Investment - 3.5%
	First American Tax Free Obligations Fund, Class Z (d)
	(cost $763)	763,474	763
	Total Investments - 99.3%
	(cost $20,211)		21,610
	Other Assets and Liabilities, Net - 0.7%		147
	Total Net Assets - 100.0%		$21,757

+
Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of December 31, 2005, the fund held no fair valued securities.

(a)	Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(b)	Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.
(c)
Delayed Interest (Step Bonds) - Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of December 31, 2005.

(d)	Investment in affiliated security.This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund.
ACA -	American Capital Access
AMBAC -	American Municipal Bond Assurance Corporation
AMT -	Alternative Minimum Tax. As of December 31, 2005, the aggregate market value of securities subject to the AMT was $380,234, which represents 1.7% of total net assets.
FGIC -	Financial Guaranty Insurance Corporation
FSA -	Financial Security Assurance
LOC -	Letter of Credit
MBIA -	Municipal Bond Insurance Association
MLO -	Municipal Lease Obligation
RAAI -	Radian Asset Assurance Inc.
STAID -	State Aid Withholding

	Schedule of INVESTMENTS December 31, 2005 (unaudited)

	Intermediate Tax Free Fund

	DESCRIPTION	PAR (000)	VALUE (000) +

	Municipal Bonds - 98.4%
	Alabama - 1.0%
	Revenue Bonds - 1.0%
	Alabama State Docks Department, Callable 10/01/08 @ 102 (MBIA)
	5.250%, 10/01/10	$3,000	$3,193
	Anniston, Regional Medical Center Board, Northeast Alabama Regional Medical Center Project, Escrowed to Maturity
	8.000%, 07/01/11 (a)	1,400	1,599
	Montgomery BMC Special Care Facilities Finance Authority, Baptist Health, Series A-2, Pre-refunded 11/15/14 @ 100 (MBIA)
	0.000%, 11/15/16 (b) (c)	2,000	1,917
			6,709
	Alaska - 0.4%
	Revenue Bond - 0.4%
	Alaska Energy Authority, Bradley Lake, Third Series (FSA)
	6.000%, 07/01/10	2,610	2,875

	Arizona - 2.7%
	Revenue Bonds - 1.4%
	Arizona Health Facilities Authority, The Terraces Project, Series A, Callable 11/15/13 @ 101
	7.500%, 11/15/23	3,300	3,712
	Phoenix Street & Highway User, Callable until 06/30/09 @ 100
	6.500%, 07/01/09	180	180
	Phoenix Street & Highway User, Callable until 06/30/11 @ 100
	6.250%, 07/01/11	900	902
	Tempe Industrial Development Authority, Friendship Villiage Project, Series A
	5.375%, 12/01/13	1,300	1,318
	Tucson Airport Authority (FSA)
	5.000%, 06/01/13	2,760	2,968
			9,080
	General Obligations - 0.5%
	Maricopa County School District #69, Paradise Valley (MBIA)
	5.300%, 07/01/11	1,000	1,088
	Maricopa County Unified High School District #216, Series A (MBIA)
	4.000%, 07/01/15	800	805
	Maricopa County Unified School District #097, Deer Valley School Improvements Project of 2004, Series A (FSA)
	4.000%, 07/01/16	1,500	1,503
			3,396
	Certificates of Participation - 0.8%
	Arizona State Municipal Financing Program, Escrowed to Maturity (MLO)
	8.750%, 08/01/07 (a)	1,500	1,624
	Arizona State Municipal Financing Program, Series 15, Escrowed to Maturity (MLO)
	8.750%, 08/01/07 (a)	2,085	2,257
	Northern Arizona University, Research Projects, Callable 09/01/15 @ 100 (AMBAC) (MLO)
	4.250%, 09/01/16	1,405	1,428
			5,309
			17,785

	Arkansas - 0.8%
	Revenue Bonds - 0.8%
	Pulaski County, Residential Housing Facilities Board, Escrowed to Maturity (FHA) (VA)
	7.250%, 06/01/10 (a)	2,030	2,131
	University of Arkansas, Fayetteville, Series B, Callable 11/01/15 @ 100 (FGIC)
	4.500%, 11/01/16	2,000	2,088
	Washington County Hospital Revenue, Regional Medical Center, Series B, Callable 02/01/15 @ 100
	5.000%, 02/01/16	1,145	1,189
			5,408
	California - 6.1%
	Revenue Bonds - 3.5%
	Association of Bay Area Governments Finance Authority for Nonprofit Corporations, Elder Care Alliance (CMI)
	4.500%, 08/15/12	335	343
	Association of Bay Area Governments Finance Authority for Nonprofit Corporations, Elder Care Alliance, Callable 08/15/14 @ 100 (CMI)
	5.000%, 08/15/17	1,215	1,261
	Association of Bay Area Governments Financial Authority, Archstone Redwood Housing Project, Series A
	5.300%, 10/01/08	290	301
	Alameda Corridor Transportation Authority, Zero Coupon Bond (AMBAC)
	4.650%, 10/01/14 (d)	2,000	1,394
	Bell Community Housing Authority Lease Revenue, Callable 10/01/15 @ 100 (AMBAC) (MLO)
	5.000%, 10/01/25	1,500	1,577
	California Educational Facilities Authority, Lutheran University, Series C, Callable 10/01/14 @ 100
	5.000%, 10/01/24	1,000	1,034
	California Municipal Financial Authority, Solid Waste Disposal Revenue, Waste Management Project, Mandatory Put 09/01/09 @ 100 (AMT)
	4.100%, 09/01/14	250	250
	California State Department of Water, Series A, Pre-refunded 05/01/12 @ 101
	5.875%, 05/01/16 (b)	2,000	2,275
	California Statewide Communities Development Authority, Archstone Seascape, Mandatory Put 06/01/08 @ 100
	5.250%, 06/01/29	1,000	1,029
	California Statewide Communities Development Authority, Elder Care Alliance, Series A
	7.250%, 11/15/11	1,450	1,464
	California Statewide Communities Development Authority, Health Facilities, Adventist Health, Series A, Callable 03/01/15 @ 100
	5.000%, 03/01/30	700	707
	California Statewide Communities Development Authority, Kaiser Permanente, Series C, Mandatory Put 06/01/12 @ 100
	3.850%, 11/01/29	1,180	1,157
	California Statewide Communities Development Authority, Kaiser Permanente, Series I, Mandatory Put 05/01/11 @ 100
	3.450%, 04/01/35	500	485
	California Statewide Communities Development Authority, Los Angeles Jewish Home (CMI)
	5.000%, 11/15/12	1,210	1,286
	Galt Community Facilities, Special Tax #88-1, Callable 09/01/15 @ 100 (AMBAC)
	4.000%, 09/01/16	1,000	1,005
	Golden State Tobacco Securitization, Pre-refunded 06/01/10 @ 100 (MLO)
	5.600%, 06/01/28 (b)	2,450	2,662
	Golden State Tobacco Securitization, Series A, Callable 06/01/18 @ 100 (FSA) (MLO)
	0.000%, 06/01/22 (c)	1,630	1,332
	Golden State Tobacco Securitization, Series B, Escrowed to Maturity (MLO)
	5.000%, 06/01/12 (a)	1,000	1,074
	San Bernadino County Redevelopment Agency, Tax Allocation, San Sevaine Redevelopment Project, Series A, Callable 09/01/15 @ 100 (RAAI)
	5.000%, 09/01/16	575	612
	Woodland Financial Authority, Callable 03/01/13 @ 102 (MLO) (XLCA)
	4.700%, 03/01/19	815	839
	4.800%, 03/01/20	855	884
			22,971
	General Obligations - 2.6%
	ABC Unified School District, Series A (MBIA)
	4.900%, 02/01/20	1,615	1,758
	California State, Callable 08/01/13 @ 100
	5.000%, 02/01/16	1,000	1,064
	5.000%, 02/01/17	2,000	2,120
	California State, Callable 11/01/11 @ 100
	5.000%, 11/01/18	5,000	5,227
	California State, Callable 02/01/14 @ 100
	5.000%, 02/01/21	1,500	1,579
	California State, Callable 04/01/14 @ 100
	5.125%, 04/01/24	500	528
	California State Economic Recovery, Series A (FGIC)
	5.250%, 07/01/14	1,000	1,109
	Placentia-Yorba Linda Unified School District, Callable 08/01/14 @ 100 (FGIC)
	5.000%, 08/01/16	500	540
	Roseville Joint Unified High School District, Callable 08/01/11 @ 101
	5.100%, 08/01/19	390	410
	San Mateo Unified High School District, Series B, Zero Coupon Bond (FGIC)
	5.150%, 09/01/17 (d)	1,000	598
	Santa Monica Community College, Capital Appreciation 2002 Election, Series C, Zero Coupon Bond, Callable 08/01/15 @ 95.722 (MBIA)
	4.420%, 08/01/16 (d)	2,000	1,249
	Victor Elementary School District, Series A, Zero Coupon Bond (FGIC)
	5.660%, 08/01/23 (d)	2,030	900
			17,082
			40,053
	Colorado - 8.4%
	Revenue Bonds - 6.6%
	Adams County Pollution Control, Public Service Company Colorado Project, Series A, Callable 09/01/15 @ 100 (MBIA)
	4.375%, 09/01/17	5,000	5,079
	Arapahoe County, Single Family, Escrowed to Maturity, Zero Coupon Bond
	3.340%, 09/01/10 (a) (d)	9,320	7,819
	Colorado Department of Transportation (AMBAC)
	6.000%, 06/15/08	3,000	3,188
	Colorado Health Facilities Authority, Parkview Medical Center, Callable 09/01/13 @ 100
	5.000%, 09/01/16	640	664
	Colorado State Educational & Cultural Facilities Authority, Bromley East Charter School Project, Pre-refunded 09/15/11 @ 100
	6.750%, 09/15/15 (b)	1,200	1,370
	Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Escrowed to Maturity
	6.375%, 12/01/11 (a)	795	861
	Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Pre-refunded 12/01/11 @ 100
	6.750%, 12/01/16 (b)	1,500	1,743
	7.250%, 12/01/21 (b)	1,500	1,779
	Colorado State Educational & Cultural Facilities Authority, Pinnacle Charter School Project, Escrowed to Maturity
	5.250%, 12/01/11 (a)	1,175	1,243
	Colorado State Health Facilities Authority, Catholic Health Initiatives, Series A
	5.000%, 03/01/12	745	791
	Colorado State Health Facilities Authority, Retirement Facilities, Escrowed to Maturity, Zero Coupon Bond
	5.500%, 07/15/20 (a) (d)	10,000	5,169
	Colorado State Health Facilities Revenue, Covenant Retirement Communities, Callable 12/01/15 @ 100
	5.000%, 12/01/16	500	515
	Colorado State Housing Finance Authority, Series A-2, Callable 05/01/06 @ 105
	7.150%, 11/01/14	70	71
	Colorado State Water Resources & Power Development Authority, Drinking Water Revenue, Revolving Fund, Series A
	5.500%, 09/01/17	1,000	1,133
	E-470 Public Highway Authority, Series C (MBIA)
	0.000%, 09/01/17 (c)	1,500	1,226
	High Plains Metropolitan District, Series B (LOC: Compass Bank)
	4.375%, 12/01/15	385	384
	Mesa County, Escrowed to Maturity, Zero Coupon Bond
	3.539%, 12/01/11 (a) (d)	5,500	4,381
	Montrose Memorial Hospital, Callable 12/01/13 @ 102
	5.700%, 12/01/17	2,170	2,324
	Northwest Parkway Public Highway Authority (AMBAC)
	0.000%, 06/15/15 (c)	2,750	2,313
	University of Northern Colorado, Callable 06/01/15 @ 100 (FSA)
	4.000%, 06/01/16	1,505	1,508
			43,561
	General Obligations - 1.8%
	Denver City & County School District #1, Callable 12/01/13 @ 100 (FSA) (STAID)
	4.000%, 12/01/14	4,545	4,609
	El Paso County School District #2, Harrison, Callable 12/01/11 @ 100 (FGIC) (STAID)
	5.500%, 12/01/16	1,280	1,399
	Jefferson County School District #R-1 (MBIA)
	6.500%, 12/15/11	4,975	5,746
			11,754
			55,315
	Connecticut - 0.9%
	Revenue Bonds - 0.9%
	Connecticut State Health & Educational Facilties Authority, Griffin Hospital, Series B (RAAI)
	5.000%, 07/01/14	1,185	1,261
	Mashantucket Western Pequot Tribe, Series A, Callable 09/01/06 @ 102, Pre-refunded 09/01/07 @ 101
	6.400%, 09/01/11 (b) (e)	4,170	4,377
			5,638
	Florida - 1.3%
	Revenue Bonds - 1.0%
	Greater Orlando Aviation Authority, Airport Facilities (AMT) (FGIC)
	5.250%, 10/01/09	1,815	1,911
	Lee County Industrial Development Authority, Shell Point Village Health Project, Series A
	5.500%, 11/15/08	1,000	1,031
	Palm Beach County Health Facilities Authority, Abbey Delray South, Life Care Retirement Community
	5.250%, 10/01/13	1,400	1,473
	Tampa Excise Tax, Callable 04/01/06 @ 100
	6.125%, 04/01/08	2,000	2,057
			6,472
	Certificate of Participation - 0.3%
	Clay County School Board, Series B, Callable 07/01/15 @ 100 (MBIA) (MLO)
	5.000%, 07/01/18	2,205	2,353
			8,825
	Georgia - 0.8%
	Revenue Bonds - 0.7%
	Atlanta & Fulton County Recreational Authority, Series A, Callable 12/01/15 @ 100 (AMBAC)
	4.250%, 12/01/17 (f)	1,100	1,110
	Cherokee County Water & Sewer Authority, Escrowed to Maturity, Callable 02/01/06 @ 101.50 (MBIA)
	11.250%, 08/01/07 (a)	1,045	1,132
	Douglasville-Douglas Counties Water & Sewer Authority, Water & Sewer Revenue, Callable 12/01/15 @ 100 (MBIA)
	4.500%, 06/01/17	415	431
	Gainesville Water & Sewer Revenue, Callable 11/15/15 @ 100 (FSA)
	4.000%, 11/15/18	1,640	1,623
			4,296
	General Obligations - 0.1%
	Fayette County School District (FSA)
	0.000%, 03/01/14 (c)	500	410
	0.000%, 03/01/15 (c)	265	217
	0.000%, 03/01/16 (c)	300	246
			873
			5,169
	Hawaii - 0.3%
	Revenue Bond - 0.3%
	Hawaii State Airport System, Series B (AMT) (FGIC)
	6.250%, 07/01/06	2,000	2,028

	Illinois - 17.5%
	Revenue Bonds - 8.1%
	Chicago, Midway Airport Project, Series C (MBIA)
	5.500%, 01/01/14	1,300	1,430
	Chicago, Park District, Parking Facilities Authority, Escrowed to Maturity (ACA)
	5.500%, 01/01/08 (a)	3,585	3,737
	Chicago, Single Family Mortgages, Series A, Callable 03/01/06 @ 103 (AMT) (FHLMC) (FNMA) (GNMA)
	5.250%, 03/01/13	15	15
	Chicago Water, Zero Coupon Bond (FGIC)
	6.776%, 11/01/08 (d)	5,150	4,652
	5.260%, 11/01/09 (d)	6,450	5,607
	Granite Single Family Mortgage, Escrowed to Maturity
	7.750%, 10/01/11 (a)	635	721
	Illinois Development Finance Authority, Midwestern University, Series B, Callable 05/15/11 @ 101
	5.750%, 05/15/16	350	374
	Illinois Finance Authority, Clare at Water Tower Project, Series A
	5.400%, 05/15/14	1,000	996
	5.500%, 05/15/15	1,000	997
	Illinois Finance Authority, Friendship Village, Schaumburg, Series A
	5.000%, 02/15/15	2,500	2,531
	Illinois Finance Authority, Landing at Plymouth Place Project, Series A
	5.250%, 05/15/14	1,320	1,312
	Illinois Finance Authority, Peoples Gas, Light, and Coke Co., Series A, Mandatory Put 06/01/16 @ 100 (AMBAC)
	4.300%, 06/01/35	2,000	2,024
	Illinois Health Facilities Authority, St. Benedict, Series 2003A-2, Callable until 11/14/15 @ 100
	5.750%, 11/15/15	2,750	2,751
	Illinois Sports Facilities Authority (AMBAC)
	0.000%, 06/15/13 (c)	1,405	1,211
	Illinois Sports Facilities Authority, Callable 06/15/15 @ 101 (AMBAC)
	0.000%, 06/15/16 (c)	1,620	1,420
	Illinois State Development Finance Authority, Elgin School District, Zero Coupon Bond
	5.210%, 01/01/18 (d)	2,750	1,615
	Illinois State Development Finance Authority, Elmhurst Community School #205, Pre-refunded 01/01/11 @ 100 (FSA)
	6.375%, 01/01/13 (b)	1,025	1,158
	Illinois State Development Finance Authority, Waste Management Project (AMT)
	5.850%, 02/01/07	1,000	1,021
	Illinois State Educational Facilities Authority, Loyola University of Chicago, Series A, Escrowed to Maturity
	7.000%, 07/01/07 (a)	1,000	1,036
	Illinois State Health Facilities Authority, Covenant Retirement Communities, Series A (RAAI)
	4.350%, 12/01/10	1,605	1,640
	Illinois State Health Facilities Authority, Evangelical, Escrowed to Maturity
	6.750%, 04/15/12 (a)	1,320	1,488
	Illinois State Health Facilities Authority, Mercy Hospital & Medical Center, Escrowed to Maturity, Callable until 12/31/14 @ 100
	10.000%, 01/01/15 (a)	740	948
	Illinois State Sales Tax
	6.000%, 06/15/09	2,500	2,706
	5.100%, 06/15/10	2,000	2,131
	Metropolitan Pier & Exposition Authority, State Sales Tax (MBIA)
	0.000%, 06/15/17 (c)	1,000	783
	Metropolitan Pier & Exposition Authority, State Sales Tax, Series A, Callable 06/15/06 @ 102 (AMBAC)
	6.000%, 06/15/07	750	774
	Metropolitan Pier & Exposition Authority, State Sales Tax, Series A, Callable 12/15/09 @ 101 (FGIC)
	5.550%, 12/15/11	675	730
	Metropolitan Pier & Exposition Authority, State Sales Tax, Series A, Escrowed to Maturity, Zero Coupon Bond (FGIC)
	5.000%, 06/15/09 (a) (d)	1,465	1,293
	Metropolitan Pier & Exposition Authority, State Sales Tax, Series A, Pre-refunded 06/15/06 @ 102 (AMBAC)
	6.000%, 06/15/07 (b)	250	258
	Metropolitan Pier & Exposition Authority, State Sales Tax, Series A, Zero Coupon Bond (FGIC)
	5.000%, 06/15/09 (d)	35	31
	Morton Grove Residential Housing, Escrowed to Maturity (MBIA)
	7.350%, 09/01/09 (a)	5,570	6,295
			53,685
	General Obligations - 9.2%
	Champaign County Community Unit School District #004
	8.250%, 01/01/09	1,315	1,489
	Chicago, City Colleges, Zero Coupon Bond (FGIC)
	5.900%, 01/01/15 (d)	10,000	6,830
	Chicago, Project & Refunding (FSA)
	5.500%, 01/01/13	1,000	1,107
	Chicago, Project & Refunding, Series A (FGIC)
	5.250%, 01/01/11	5,000	5,386
	Chicago, Series A (MBIA)
	0.000%, 01/01/16 (c)	2,000	1,709
	Cook County Community Unit School District #65, Evanston, Series A (FSA)
	6.375%, 05/01/09	3,000	3,272
	Cook County Community Unit School District #102, La Grange, Zero Coupon Bond (FGIC)
	5.200%, 12/01/13 (d)	2,440	1,762
	Cook County Community Unit School District #401, Elmwood Park, Zero Coupon Bond (FSA)
	5.800%, 12/01/11 (d)	3,625	2,877
	Cook County, Escrowed to Maturity (MBIA)
	7.250%, 11/01/07 (a)	1,380	1,442
	Cook County High School District #209, Proviso Township (FSA)
	0.000%, 12/01/16 (c)	1,000	975
	Cook County School District #088, Bellwood, Series B, Callable 12/01/14 @ 100 (FSA)
	5.000%, 12/01/17	1,675	1,793
	Cook County School District #123, Oak Lawn, Capital Appreciation, Zero Coupon Bond (MBIA)
	5.100%, 12/01/15 (d)	2,250	1,463
	Cook County, Series A (MBIA)
	6.250%, 11/15/11	1,000	1,134
	Du Page County Community High School District #94, West Chicago (FSA)
	7.250%, 11/01/09	1,780	2,012
	Illinois State, First Series, Callable 08/01/10 @ 100
	5.500%, 08/01/15	4,500	4,861
	Kane, Cook & Du Page Counties School District #46, Elgin, Callable 01/01/15 @ 100 (FSA)
	4.000%, 01/01/16	1,660	1,657
	Kane County School District #129, Aurora West Side, Series A (MBIA)
	6.500%, 02/01/07	1,000	1,033
	Lake County Community School District #50, Woodland (MBIA)
	8.500%, 01/01/07	1,460	1,533
	Lake County Community School District #50, Woodland, Series A, Pre-refunded 12/01/08 @ 100 (FGIC)
	5.000%, 12/01/09 (b)	1,000	1,047
	Lake County Community Unit School District #60, Waukegan, Series B (FSA)
	7.500%, 12/01/08	3,640	4,041
	Lake County School District #56, Gurnee (FGIC)
	8.375%, 01/01/10	1,290	1,516
	Madison & Jersey Counties Unit School District #11, Alton, Capital Appreciation, Zero Coupon Bond (FSA)
	5.350%, 12/01/19 (d)	2,100	1,110
	Rockford School District #205 (FGIC)
	5.000%, 02/01/14	500	540
	St. Clair County, Callable 10/01/09 @ 102 (FGIC)
	6.000%, 10/01/11	1,000	1,103
	Will County School District #86, Joliet, Zero Coupon Bond (FSA)
	5.600%, 11/01/17 (d)	3,870	2,289
	Winnebago & Boone Counties School District #205, Series C, Partially Escrowed to Maturity (FGIC)
	6.000%, 02/01/08 (a)	5,065	5,331
	Winnebago County School District #122, Harlem-Love Park, Zero Coupon Bond (FSA)
	5.200%, 01/01/17 (d)	3,000	1,837
			61,149
	Certificate of Participation - 0.2%
	Illinois State (AMBAC) (MLO)
	6.000%, 07/01/06	1,000	1,013
			115,847
	Indiana - 1.8%
	Revenue Bonds - 1.6%
	Crown Point Multi-School Building, First Mortgage (MBIA) (MLO)
	7.625%, 01/15/08	1,000	1,081
	Evansville Vanderburgh, Public Leasing, Pre-refunded 01/15/12 @ 100 (MBIA) (MLO)
	5.750%, 07/15/18 (b)	1,000	1,116
	Franklin Township Independent School Building Corporation, Escrowed to Maturity
	5.750%, 07/15/09 (a)	1,235	1,332
	Indiana State Housing Authority, Series B-1, Callable until 07/01/06 @ 102
	6.150%, 07/01/17	235	237
	Indiana Transportation Finance Authority, Escrowed to Maturity, Callable 06/01/11 @ 100
	5.750%, 06/01/12 (a)	180	198
	Indiana Transportation Finance Authority, Series A (AMBAC)
	5.750%, 06/01/12	1,820	2,037
	Indiana University, Series K, Zero Coupon Bond (MBIA)
	5.360%, 08/01/11 (d)	750	604
	St. Joseph County Hospital, Callable 02/15/08 @ 101 (MBIA)
	4.750%, 08/15/12	1,000	1,028
	St. Joseph County Independent Hospital Authority, Health Facilities Revenue, Madison Center Obligation Group Project, Callable 02/15/15 @ 100
	5.250%, 02/15/28	2,295	2,280
	Zionsville Community Schools Building, First Mortgage Bonds, Pre-refunded 01/15/12 @ 100 (FGIC) (MLO) (STAID)
	5.750%, 07/15/15 (b)	775	865
			10,778
	General Obligation - 0.2%
	Gary Sanitation District, Special Tax District (RAAI)
	3.750%, 02/01/11	1,260	1,254
			12,032
	Iowa - 1.6%
	Revenue Bonds - 1.6%
	Iowa Finance Authority Retirement Community, Friendship Haven Project, Series A, Callable 11/15/09 @ 100
	5.750%, 11/15/19	500	505
	Iowa Higher Education Authority, Central College
	5.450%, 10/01/26	1,000	1,051
	Iowa Higher Education Authority, Wartburg College Project, Pre-refunded 10/01/12 @ 100 (ACA) (MBIA)
	5.500%, 10/01/28 (b)	2,000	2,208
	Iowa Higher Education Authority, Wartburg College Project, Series A, Callable 10/01/13 @ 100
	4.700%, 10/01/16	925	917
	4.750%, 10/01/17	1,100	1,091
	4.800%, 10/01/18	1,155	1,146
	5.000%, 10/01/23	1,475	1,461
	Muscatine Electric, Escrowed to Maturity, Callable 01/01/06 @ 100
	9.700%, 01/01/13 (a)	1,970	2,422
			10,801
	Kansas - 2.1%
	Revenue Bonds - 1.5%
	Butler County Public Building Authority (MBIA) (MLO)
	6.375%, 10/01/10	1,000	1,122
	Johnson County Residual Housing, Escrowed to Maturity, Zero Coupon Bond
	3.800%, 05/01/12 (a) (d)	7,500	5,884
	Kansas State Development Finance Authority, Health Facilities Revenue, Hays Medical Center, Series L, Callable 11/15/15 @ 100
	4.500%, 11/15/17	1,405	1,403
	La Cygne Environmental Improvement Revenue, Kansas City Power & Light (XLCA)
	4.050%, 03/01/15	1,000	988
	Sedgwick & Shawnee Counties, Single Family Mortgages, Series A-2 (GNMA)
	6.700%, 06/01/29	475	485
			9,882
	General Obligations - 0.6%
	Johnson County Unified School District #232, Series A, Callable 09/01/15 @ 100 (FSA)
	4.250%, 09/01/16	2,000	2,043
	Sedgwick County School District #267 (AMBAC)
	5.250%, 11/01/12	1,045	1,148
	Wyandotte County School District #204, Bonner Springs, Series A, Callable 09/01/15 @ 100 (FGIC)
	4.100%, 09/01/16	1,035	1,044
			4,235
			14,117
	Kentucky - 0.9%
	Revenue Bonds - 0.9%
	Hopkinsville Water & Sewer Revenue, Series A, Callable 10/15/15 @ 100 (AMBAC)
	4.000%, 10/01/16	1,275	1,276
	Kentucky State Turnpike Authority, Escrowed to Maturity
	7.200%, 07/01/09 (a)	885	946
	Kentucky State Turnpike Authority, Escrowed to Maturity, Callable until 06/30/11 @ 100
	6.000%, 07/01/11 (a)	640	683
	Louisville Water, Escrowed to Maturity
	6.000%, 11/15/07 (a)	1,250	1,305
	Louisville Water, Escrowed to Maturity, Callable until 10/31/07 @ 101
	6.375%, 11/01/07 (a)	1,000	1,024
	Murray State University Housing & Dining Services Revenue, Series Q, Callable 09/01/15 @ 100 (MBIA)
	4.125%, 09/01/16	720	726
			5,960
	Louisiana - 0.3%
	Revenue Bond - 0.1%
	Louisiana Local Government Environmental Facilities, Community Development Authority, Callable 01/01/12 @ 101 (AMT)
	6.650%, 01/01/25	795	844
	General Obligation - 0.2%
	St. Tammany Parish Wide School District #12 (FSA)
	4.000%, 03/01/16	1,390	1,376
			2,220
	Maine - 0.3%
	General Obligation - 0.3%
	Maine Municipal Bond Bank, Series B (FSA)
	5.750%, 11/01/10	2,000	2,205

	Massachusetts - 4.3%
	Revenue Bonds - 3.0%
	Boston Industrial Development Financing Authority, Crosstown Center Project, Callable 09/01/12 @ 102 (AMT)
	6.500%, 09/01/35	2,000	2,006
	Massachusetts Bay Transportation Authority, General Transportation System Project, Series C (FGIC)
	5.750%, 03/01/10	2,100	2,287
	Massachusetts Bay Transportation Authority, Series A
	6.250%, 03/01/12	1,875	2,136
	Massachusetts State Commonwealth, Special Obligation, Series A
	5.500%, 06/01/13	1,000	1,113
	Massachusetts State Health & Educational Facilities Authority, Berkshire Health System, Series F (AGTY)
	5.000%, 10/01/15	2,000	2,136
	Massachusetts State Health & Educational Facilities Authority, Partners Healthcare System, Series A, Callable 07/01/07 @ 101 (MBIA)
	5.100%, 07/01/10	3,000	3,095
	Massachusetts State, Multifamily Housing, Escrowed to Maturity, Callable 04/01/06 @ 100 (FHA)
	6.350%, 04/01/08 (a)	620	624
	Massachusetts State Port Authority
	5.750%, 07/01/12	1,000	1,109
	Massachusetts State Port Authority, Escrowed to Maturity, Callable until 06/30/13 @ 100
	13.000%, 07/01/13 (a)	3,990	5,479
			19,985
	General Obligations - 1.3%
	Massachusetts State, Series A, Pre-refunded 01/01/11 @ 100
	5.125%, 01/01/16 (b)	3,000	3,221
	Massachusetts State, Series B, Pre-refunded 05/01/10 @ 100
	5.000%, 05/01/12 (b)	5,000	5,312
			8,533
			28,518
	Michigan - 4.3%
	Revenue Bonds - 2.4%
	Detroit Water Supply, Escrowed to Maturity, Callable until 06/30/12 @ 100 (FGIC)
	6.250%, 07/01/12 (a)	285	312
	Michigan State Hospital Finance Authority, Henry Ford Health Systems, Series A, Callable 03/01/13 @ 100
	5.500%, 03/01/15	3,500	3,759
	Michigan State Hospital Finance Authority, Henry Ford Hospital, Escrowed to Maturity, Callable until 04/30/08 @ 100
	9.000%, 05/01/08 (a)	3,540	3,792
	Michigan State Housing Development Authority, Green Hill Project, Callable until 07/15/06 @ 101 (FNMA)
	5.125%, 07/15/08	1,245	1,254
	Romulus Economic Development Corporation, Partnership Project, Escrowed to Maturity, Callable until 10/31/06 @ 100.50
	7.000%, 11/01/15 (a)	1,300	1,586
	Wayne Charter County Airport, Series A, Callable 12/01/08 @ 101 (AMT) (MBIA)
	5.250%, 12/01/09	5,000	5,254
			15,957
	General Obligations - 1.9%
	Chippewa Valley Schools, Callable 05/01/12 @ 100 (MQSBLF)
	5.500%, 05/01/14	1,775	1,946
	Constantine Public Schools, Callable 11/01/12 @ 100 (MQSBLF)
	5.000%, 05/01/16	1,075	1,150
	Detroit (AMT) (FSA)
	5.750%, 04/01/09	1,255	1,337
	Lakeshore Public Schools, Callable 05/01/11 @ 100 (MQSBLF)
	5.000%, 05/01/12	1,160	1,236
	Lakeview Public Schools, Callable 05/01/11 @ 100 (MQSBLF)
	5.000%, 05/01/14	1,985	2,107
	Northville Public Schools, Series II, Callable 05/15/15 @ 100 (FSA) (MQSBLF)
	4.000%, 05/01/18	1,425	1,405
	Rochester Community School District, Series 1, Pre-refunded 05/01/10 @ 100 (FGIC)
	5.375%, 05/01/11 (b)	2,000	2,155
	Wyandotte City School District, Callable 05/01/15 @ 100 (FSA) (MQSBLF)
	4.125%, 05/01/17	1,390	1,396
			12,732
			28,689
	Minnesota - 3.7%
	Revenue Bonds - 2.9%
	Minneapolis & St. Paul Metropolitan Airports Commission, Series B (AMT) (FGIC)
	5.750%, 01/01/10	1,000	1,074
	Minneapolis & St. Paul Metropolitan Airports Commission, Series B, Callable 01/01/08 @ 101 (AMBAC) (AMT)
	5.375%, 01/01/10	3,000	3,121
	Minneapolis Hospital & Rehabilitation, Escrowed to Maturity
	10.000%, 06/01/13 (a)	925	1,146
	Minnesota Agriculture & Economic Development Board, Health Care Systems, Series A, Callable 11/15/10 @ 101
	5.875%, 11/15/11	2,135	2,331
	Minnesota State Municipal Power Agency, Electric Revenue, Callable 10/01/15 @ 100
	4.000%, 10/01/16	1,000	976
	4.375%, 10/01/25	2,000	1,914
	Monticello, Big Lake Community Hospital District, Health Care Facilities, Series C
	5.250%, 12/01/11	1,940	1,986
	St. Paul Housing & Redevelopment Authority, Callable 08/01/06 @ 102.50 (AMBAC)
	6.400%, 02/01/07	1,195	1,234
	6.400%, 08/01/07	1,205	1,256
	6.500%, 02/01/09	1,315	1,372
	St. Paul Port Authority Hotel, Pre-refunded 08/01/08 @ 100
	8.050%, 08/01/21 (b)	2,335	2,590
			19,000
	General Obligations - 0.8%
	Moorhead Independent School District #152, Callable 04/01/12 @ 100 (FGIC) (MSDCEP)
	5.000%, 04/01/13	1,270	1,365
	Robbinsdale Independent School District #281 (MSDCEP)
	5.000%, 02/01/09	1,250	1,310
	Robbinsdale Independent School District #281, Callable 02/01/09 @ 100 (MSDCEP)
	5.250%, 02/01/12	1,435	1,508
	South Washington County Independent School District #833, Series A, Crossover Refunded 02/01/10 @ 100 (MSDCEP)
	5.300%, 02/01/11 (g)	1,000	1,069
			5,252
			24,252
	Mississippi - 0.3%
	General Obligation - 0.3%
	Madison County School District, Series A (FGIC)
	4.000%, 09/01/15	1,790	1,789

	Missouri - 0.7%
	Revenue Bonds - 0.7%
	Joplin Individual Development Authority Health Facilities, Freeman Health System Project
	4.125%, 02/15/09	750	751
	Missouri State Environmental Improvement & Energy Resources Authority, Series B
	5.250%, 01/01/16	675	752
	Missouri State Environmental Improvements & Energy Resources Authority, Water Pollution, State Revolving Funds Project, Series C, Callable 01/01/16 @ 100
	4.125%, 07/01/17	1,300	1,309
	Missouri State Health & Educational Authority Facilities Revenue, Senior Living Facilities, Lutheran Senior Services, Series B
	4.350%, 02/01/15	850	848
	4.375%, 02/01/16	930	923
			4,583
	Montana - 0.3%
	Revenue Bonds - 0.3%
	Montana Facilities Financial Authority, Health Care Facilities Revenue, Bozeman Deaconess Health Services, Callable 12/01/15 @ 100
	4.125%, 06/01/18	700	677
	4.125%, 06/01/19	940	904
	4.250%, 06/01/23	500	470
			2,051
	Nebraska - 2.4%
	Revenue Bonds - 2.2%
	Douglas County Hospital Authority #1, Immanuel Medical Center, Callable 09/01/07 @ 102 (AMBAC)
	4.800%, 09/01/08	1,400	1,450
	Douglas County Hospital Authority #002, Nebraska Medical Center, Clarkson Regional Health Guaranty (GTY)
	5.000%, 11/15/11	2,860	3,018
	Douglas County Zoo Facilities Revenue, Omaha's Henry Doorly Zoo Project, Callable until 04/13/15 @ 100
	4.750%, 09/01/17	745	767
	Douglas County Zoo Facilities Revenue, Omaha's Henry Doorly Zoo Project, Callable until 04/13/15 @ 100
	4.750%, 09/01/18	740	760
	Nebraska Educational Finance Authority, Creighton University Project, Callable 01/01/06 @ 101 (AMBAC)
	5.600%, 01/01/07	2,500	2,528
	Nebraska Educational Telecommunication Commission, Leasing Project, Series 2000 (MLO)
	6.000%, 02/01/06	1,275	1,278
	Nebraska Investment Financial Authority, Great Plains Regional Medical Center (RAAI)
	4.700%, 11/15/11	500	520
	Nebraska Investment Financial Authority, Great Plains Regional Medical Center, Callable 05/15/12 @ 100 (RAAI)
	4.800%, 11/15/12	500	521
	4.900%, 11/15/13	600	625
	Omaha Northwest Library Facilities, Pre-refunded 08/15/07 @ 102 (MLO)
	5.250%, 08/15/12 (b)	975	1,024
	Omaha Tax Allocation, Convention Center Hotel Redevelopment, Series A, Callable 12/15/14 @100
	5.000%, 12/15/19	2,380	2,426
			14,917
	General Obligation - 0.2%
	Lincoln-Lancaster County Public Building, Tax Supported Lease Rental, Callable 04/15/15 @ 100 (MLO)
	4.500%, 10/15/15	1,020	1,065
			15,982
	Nevada - 1.8%
	Revenue Bonds - 0.7%
	Carson City, Carson-Tahoe Hospital Project
	5.750%, 09/01/11	1,000	1,069
	5.750%, 09/01/12	1,055	1,135
	Director of the State of Nevada, Development of Business & Industry, Las Ventanas Retirement Project, Series B, Callable 11/15/14 @ 100
	6.750%, 11/15/23	2,150	2,212
			4,416
	General Obligations - 1.1%
	Clark County School District, Building & Renovation, Series B, Pre-refunded 06/15/07 @ 101 (FGIC)
	5.750%, 06/15/08 (b)	1,000	1,045
	Nevada State, Pre-refunded 06/01/08 @ 100
	5.250%, 06/01/11 (b)	3,000	3,135
	Washoe County, Escrowed to Maturity, Callable 02/01/06 @ 100
	9.875%, 08/01/09 (a)	2,890	3,264
			7,444
			11,860
	New Hampshire - 0.5%
	Revenue Bonds - 0.5%
	New Hampshire Health & Educational Facilities Authority, Callable 07/01/14 @ 100
	5.375%, 07/01/24	1,250	1,315
	New Hampshire Health & Educational Facilities Authority, Southern New Hampshire Medical Center, Series A (RAAI)
	5.000%, 10/01/13	790	837
	New Hampshire Health & Educational Facilities Authority, Speare Memorial Hospital, Callable 07/01/15 @ 100
	5.500%, 07/01/25	1,000	1,026
			3,178
	New Jersey - 1.0%
	Revenue Bonds - 1.0%
	New Jersey Economic Development Authority, Cigarette Tax
	5.500%, 06/15/16	2,000	2,169
	New Jersey Health Care Facilities, Capital Health Systems, Series A
	5.500%, 07/01/12	1,500	1,607
	New Jersey State Transportation Trust Fund Authority, Series A
	5.500%, 06/15/08	2,000	2,095
	New Jersey State Turnpike Authority, Escrowed to Maturity
	6.750%, 01/01/09 (a)	820	818
			6,689
	New York - 2.7%
	Revenue Bonds - 1.0%
	Hempstead Town Industrial Development Agency, Callable 12/01/06 @ 102 (MBIA)
	5.000%, 12/01/08	2,000	2,066
	Long Island Power Authority, Series B
	5.250%, 12/01/13	4,000	4,354
	New York State Dormitory Authority Revenue, Supported Debt, 2005 Mental Health, Series D, Callable 08/15/10 @ 100
	5.750%, 02/15/11	50	54
			6,474
	General Obligations - 1.7%
	New York, Series A, Callable 08/01/12 @ 100
	5.750%, 08/01/15	3,220	3,551
	New York, Series C, Callable 03/15/12 @ 100
	5.500%, 03/15/14	3,000	3,244
	New York, Series D
	5.500%, 06/01/12	2,000	2,182
	New York, Series G (XLCA)
	5.500%, 08/01/12	2,000	2,202
			11,179
			17,653
	North Carolina - 0.8%
	Revenue Bonds - 0.8%
	North Carolina Eastern Power Agency, Series D
	5.375%, 01/01/13	2,955	3,195
	North Carolina Power Agency #1, Series A, Callable 01/01/13 @ 100 (FSA)
	5.250%, 01/01/16	2,000	2,158
			5,353
	Ohio - 1.1%
	Revenue Bonds - 0.6%
	Lorain County Hospital Facilities, Catholic Healthcare Partners, Series B, Callable 09/01/07 @ 102 (MBIA)
	5.375%, 09/01/09	1,000	1,048
	Ohio State Water Development Authority, Escrowed to Maturity, Callable 06/01/06 @ 100
	9.375%, 12/01/10 (a)	1,550	1,745
	Richland County Hospital Facilities, Series A
	5.550%, 11/15/06	765	779
	5.650%, 11/15/08	595	626
			4,198
	General Obligation - 0.3%
	Lakota Local School District, Callable 12/01/15 @ 100 (FSA)
	4.200%, 12/01/17	1,685	1,707

	Certificate of Participation - 0.2%
	Akron, Callable 06/01/15 @ 100 (AGTY) (MLO)
	5.000%, 12/01/15	1,000	1,067
			6,972
	Oklahoma - 1.4%
	Revenue Bonds - 1.4%
	Cherokee County Economic, Escrowed to Maturity, Zero Coupon Bond (AMBAC)
	5.610%, 11/01/11 (a) (d)	3,340	2,670
	Oklahoma City Industrial & Cultural Facilities, Oklahoma City Project, Callable 10/01/14 @ 101 (AMT)
	5.750%, 01/01/23	1,430	1,440
	South Oklahoma City, Callable until 01/31/13 @ 100, Pre-refunded 02/01/10 @ 100
	9.750%, 02/01/13 (b)	3,570	4,160
	Tulsa Educational Facilities Authority, Holland Hall School Project, Series B, Callable 12/01/08 @ 101
	4.600%, 12/01/09	1,195	1,235
			9,505
	Oregon - 1.6%
	General Obligations - 1.3%
	Clackamas County School District #108, Estacada (FSA) (SBG)
	5.250%, 06/15/17	1,205	1,342
	Clackamas County School District #7J, Lake Oswego, Pre-refunded 06/01/11 @ 100
	5.375%, 06/01/14 (b)	3,105	3,384
	Lane County School District #52, Bethel (SBG)
	5.500%, 06/15/09	1,000	1,069
	Linn County Community School District #9, Lebanon (FGIC) (SBG)
	5.250%, 06/15/22	1,175	1,331
	Morrow County School District #001 (FSA) (SBG)
	5.250%, 06/15/16	1,245	1,381
			8,507
	Certificate of Participation - 0.3%
	Oregon State Department, Administrative Services, Series E, Callable 11/01/12 @ 100 (FSA) (MLO)
	5.000%, 11/01/14	2,170	2,335
			10,842
	Pennsylvania - 1.4%
	Revenue Bonds - 0.9%
	Delaware County Hospital Revenue Authority, Crozer-Chester Medical Center (RAAI)
	5.000%, 12/15/15	1,275	1,350
	Delaware County Hospital Revenue Authority, Crozer-Chester Medical Center, Callable 12/15/15 @ 100 (RAAI)
	5.000%, 12/15/17	1,405	1,476
	Montgomery County Industrial Development Authority, Whitemarsh Continued Care Project, Callable 02/01/15 @ 100
	6.125%, 02/01/28	1,000	1,046
	Westmoreland County Industrial Development Authority Revenue, Retirement Community, Redstone, Series A
	5.375%, 01/01/14	1,100	1,124
	5.500%, 01/01/16	1,200	1,230
			6,226
	General Obligations - 0.5%
	Central Greene School District, Capital Appreciation, Escrowed to Maturity, Zero Coupon Bond, Callable until 05/31/06 @ 101.5% of compound accreted value (MBIA) (STAID)
	4.690%, 12/01/07 (a) (d)	2,000	1,874
	Kennett School District, Callable 02/15/16 @ 100 (MBIA) (STAID)
	4.100%, 02/15/18	1,120	1,119
			2,993
			9,219
	Puerto Rico - 0.3%
	Revenue Bonds - 0.1%
	Puerto Rico Electric Power Authority, Escrowed to Maturity, Series AA (MBIA)
	6.000%, 07/01/06 (a)	150	152
	Puerto Rico Electric Power Authority, Un-refunded Balance, Series AA (MBIA)
	6.000%, 07/01/06	850	862
			1,014
	General Obligation - 0.2%
	Puerto Rico Public Building Authority, Series I, Callable 07/01/14 @ 100 (COMGTY)
	5.250%, 07/01/33	1,000	1,029
			2,043
	South Carolina - 1.4%
	Revenue Bonds - 1.4%
	Charleston EDL Excellence Finance, Charleston County School District Project (MLO)
	5.000%, 12/01/13	2,000	2,143
	Lexington County Health Services District, Lexington Medical Center, Callable 11/01/13 @ 100
	5.500%, 11/01/23	2,000	2,117
	South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series A
	6.000%, 08/01/13	1,000	1,122
	South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series C
	6.000%, 08/01/13	2,000	2,244
	South Carolina State Public Service Authority, Series A (MBIA)
	5.500%, 01/01/10	1,665	1,793
			9,419
	South Dakota - 1.4%
	Revenue Bonds - 0.8%
	South Dakota State Health & Educational Facilities Authority, Sioux Valley Hospital
	5.250%, 11/01/08	900	939
	South Dakota State Health & Educational Facilities Authority, Westhills Village Retirement
	5.800%, 09/01/06	735	743
	5.900%, 09/01/07	755	775
	4.750%, 09/01/11	530	543
	5.000%, 09/01/12	1,000	1,038
	South Dakota State Health & Educational Facilities Authority, Westhills Village Retirement Community, Callable 09/01/12 @ 101
	5.000%, 09/01/13	1,000	1,036
			5,074
	Certificates of Participation - 0.6%
	Deadwood (ACA) (MLO)
	5.500%, 11/01/07	800	826
	5.600%, 11/01/08	845	887
	Deadwood, Callable 11/01/15 @ 100 (ACA) (MLO)
	5.000%, 11/01/18	2,385	2,471
			4,184
			9,258
	Tennessee - 2.1%
	Revenue Bonds - 1.6%
	Metropolitan Government Nashville & Davidson County, Escrowed to Maturity, Callable 04/01/06 @ 102
	6.400%, 04/01/11 (a)	1,030	1,173
	Shelby County Health, Educational & Housing Facilities Board, Methodist Healthcare, Pre-refunded 09/01/12 @ 100
	6.000%, 09/01/16 (b)	565	643
	6.000%, 09/01/16 (b)	935	1,065
	Shelby County Health, Educational & Housing Facilities Board, St. Jude's Children's Research
	5.000%, 07/01/09	400	414
	Sullivan County Health, Educational & Housing Facilities, Wellmont Health Systems Project, Escrowed to Maturity
	6.250%, 09/01/11 (a)	1,465	1,605
	6.250%, 09/01/12 (a)	1,085	1,199
	Sullivan County Health, Educational & Housing Facilities, Wellmont Health Systems Project, Callable 09/01/13 @ 100 (RAAI)
	5.000%, 09/01/16	2,000	2,085
	Sullivan County Health, Educational & Housing Facilities, Wellmont Health Systems Project, Pre-refunded 09/01/12 @ 101
	6.500%, 09/01/13 (b)	2,215	2,572
			10,756
	General Obligations - 0.5%
	Knoxville, Series A
	5.000%, 05/01/16	1,030	1,123
	Memphis (MBIA)
	5.000%, 10/01/16	2,000	2,175
			3,298
			14,054
	Texas - 8.9%
	Revenue Bonds - 3.5%
	Abilene Health Facilities Development, Sears Methodist Retirement, Series A
	5.250%, 11/15/06	1,175	1,182
	5.300%, 11/15/07	1,000	1,021
	5.350%, 11/15/08	1,300	1,339
	Brazos River Authority, Electric Company Project, Series 1999-B, Mandatory Put 04/01/13 @ 100 (AMT)
	6.750%, 09/01/34	2,000	2,257
	Brazos River Authority, Electric Company Project, Series C, Mandatory Put 11/01/11 @ 100 (AMT)
	5.750%, 05/01/36	1,585	1,671
	Brazos River Harbor District, Dow Chemical, Series A-5, Mandatory Put 05/15/12 @ 100 (AMT)
	5.700%, 05/15/33	1,000	1,076
	Grapevine Industrial Development, Air Cargo, Callable 01/01/12 @ 101 (AMT)
	6.500%, 01/01/24	495	520
	Gregg County Health Facilities Development, Good Shepherd Medical Center, Series A
	5.750%, 10/01/09	2,895	3,037
	Houston Health Facilities Development, Buckingham Senior Living Community, Series A, Callable 02/15/14 @ 101
	7.000%, 02/15/23	2,000	2,204
	Odessa Housing Finance, Escrowed to Maturity, Zero Coupon Bond, Callable 06/01/06 @ 62.459 (MBIA)
	3.780%, 06/01/12 (a) (d)	1,465	1,136
	Richardson Hospital Authority
	5.500%, 12/01/13	1,290	1,398
	Richardson Hospital Authority, Callable 12/01/13 @100
	5.500%, 12/01/14	1,310	1,411
	San Antonio Electric & Gas, Series A, Callable 02/01/09 @ 101
	5.250%, 02/01/13	2,135	2,262
	Travis County Health Facilities, Development Retirement Facilities Revenue, Querencia Barton Creek Project, Callable 11/15/15 @ 100
	5.250%, 11/15/17	1,000	991
	5.500%, 11/15/25	900	885
	Tyler Health Facilities, Mother Frances Hospital
	5.250%, 07/01/12	1,000	1,061
			23,451
	General Obligations - 5.4%
	Austin, Callable 09/01/11 @ 100
	5.000%, 09/01/13	4,510	4,817
	Bexar County, Zero Coupon Bond (MBIA)
	3.780%, 06/15/06 (d)	1,000	985
	Brownsville, Callable 02/15/15 @ 100 (MBIA)
	5.000%, 02/15/17	2,125	2,277
	Cypress-Fairbanks Independent School District, Pre-refunded 02/15/10 @ 100 (PSFG)
	5.500%, 02/15/18 (b)	4,000	4,314
	Donna Independent School District, Callable 02/15/15 @ 100 (GTY) (PSFG)
	5.000%, 02/15/19	1,440	1,531
	Frisco, Callable 02/05/11 @ 100 (FGIC)
	5.000%, 02/15/18	1,125	1,185
	5.000%, 02/15/19	1,675	1,764
	Grapevine-Colleyville Independent School District (PSFG)
	8.250%, 06/15/07	1,440	1,539
	Irving Independent School District, Series A, Zero Coupon Bond (PSFG)
	5.000%, 02/15/09 (d)	5,000	4,465
	Kaufman County, Callable 02/15/12 @ 100 (FSA)
	5.000%, 02/15/17	1,000	1,057
	Keller Independent School District, Callable 08/15/11 @ 100 (PSFG)
	5.375%, 08/15/14	235	254
	Keller Independent School District, Pre-refunded 08/15/11 @ 100 (PSFG)
	5.375%, 08/15/14 (b)	1,765	1,924
	Mission Independent School District (PSFG)
	5.000%, 02/15/15	1,430	1,545
	North Harris Montgomery Community College District, Callable 02/15/12 @ 100 (FGIC)
	5.375%, 02/15/15	2,535	2,760
	Port Houston Authority, Harris County, Series B, Callable 10/01/11 @ 100 (AMT) (FGIC)
	5.500%, 10/01/12	2,405	2,587
	Santa Fe Independent School District, Callable 02/15/13 @ 100 (PSFG)
	4.250%, 02/15/15	1,365	1,391
	United Independent School District (PSFG)
	5.000%, 08/15/15	1,000	1,082
			35,477
			58,928
	Utah - 0.9%
	Revenue Bonds - 0.7%
	Salt Lake & Sandy Metropolitan Water District, Series A (AMBAC)
	5.000%, 07/01/15	2,500	2,717
	South Jordan, Sales Tax, Callable 08/15/11 @ 100 (AMBAC)
	5.500%, 08/15/18	1,000	1,087
	Utah State Housing Finance Agency, Single Family Mortgages, Issue F-1, Callable until 07/01/06 @ 102 (FHA) (VA)
	6.300%, 01/01/18	65	66
	Utah State Housing Finance Agency, Single Family Mortgages, Series III, Class R, Callable 07/01/06 @ 102 (FHA) (VA)
	5.950%, 07/01/08	575	591
			4,461
	General Obligation - 0.2%
	Ashley Valley Water & Sewer, Escrowed to Maturity, Callable 01/01/06 @ 102 (AMBAC)
	10.900%, 01/01/10 (a)	1,310	1,505
			5,966
	Virginia - 0.5%
	Revenue Bonds - 0.5%
	Richmond Industrial Development Authority, Government Facilities (AMBAC) (MLO)
	5.000%, 07/15/18	1,845	2,010
	Riverside Regional Jail Authority, Callable until 07/01/06 @ 102 (MBIA)
	5.700%, 07/01/08	905	925
			2,935
	Washington - 4.5%
	Revenue Bonds - 1.2%
	Energy Northwest, Washington Wind Project, Series A, Pre-refunded 01/01/07 @ 103
	5.100%, 07/01/09 (b)	1,850	1,935
	5.200%, 07/01/10 (b)	1,950	2,042
	Energy Northwest, Wind Project, Callable 07/01/14 @ 100 (MBIA)
	4.500%, 07/01/15	1,000	1,039
	Port Seattle Passenger Facility Charge, Series B (AMBAC) (AMT)
	5.000%, 12/01/07	1,000	1,027
	Snohomish County Housing Authority, Callable 04/01/06 @ 100
	6.300%, 04/01/16	1,035	1,039
	Washington State Public Power Supply System, Nuclear Project #2, Series A, Callable 07/01/06 @ 102 (AMBAC)
	5.700%, 07/01/11	1,000	1,032
			8,114
	General Obligations - 3.3%
	Clark County School District #37, Vancouver (FSA)
	5.250%, 12/01/14	1,515	1,670
	King County (AMBAC)
	5.000%, 12/01/12	2,000	2,154
	King County, Series B, Pre-refunded 12/01/07 @ 102
	5.850%, 12/01/13 (b)	2,035	2,170
	5.850%, 12/01/13 (b)	965	1,029
	Pierce County School District #320, Sumner
	6.000%, 12/01/06	130	131
	Snohomish County, Callable 12/01/11 @ 100 (MBIA)
	5.375%, 12/01/19	5,000	5,403
	Spokane County School District #081, Callable 06/01/15 @ 100 (MBIA) (SBG)
	0.000%, 06/01/16 (c)	1,000	911
	Spokane County School District #356, Central Valley, Series B, Zero Coupon Bond (FGIC)
	5.030%, 12/01/14 (d)	5,690	3,915
	Washington State, Series C
	5.500%, 07/01/14	2,275	2,545
	Washington State, Series S-5, Zero Coupon Bond (FGIC)
	5.830%, 01/01/16 (d)	3,000	1,949
			21,877
			29,991
	West Virginia - 0.3%
	Revenue Bond - 0.3%
	Brooke Pleasants & Tyler Wetzel Counties, Single Family Mortgage, Escrowed to Maturity
	7.400%, 08/15/10 (a)	1,675	1,947

	Wisconsin - 2.3%
	Revenue Bonds - 1.8%
	Wisconsin State Health & Educational Facilities Authority, Aurora Health Care, Series A, Callable 02/15/09 @ 101
	5.500%, 02/15/20	1,500	1,542
	Wisconsin State Health & Educational Facilities Authority, Eastcastle Place Income Project, Callable 12/01/11 @ 100
	5.750%, 12/01/19	2,000	2,018
	Wisconsin State Health & Educational Facilities Authority, Fort Healthcare Income Project, Callable 05/01/14 @ 100
	5.375%, 05/01/18	1,250	1,314
	Wisconsin State Health & Educational Facilities Authority, Marshfield Clinic, Series B
	6.250%, 02/15/09	500	530
	Wisconsin State Health & Educational Facilities Authority, Marshfield Clinic, Series B, Callable 02/15/12 @ 100
	5.500%, 02/15/13	850	894
	Wisconsin State Health & Educational Facilities Authority, Monroe Clinic
	4.450%, 02/15/06	925	926
	Wisconsin State Health & Educational Facilities Authority, Southwest Health Center, Series A, Callable 04/01/14 @ 100
	6.125%, 04/01/24	1,500	1,531
	Wisconsin State Health & Educational Facilities Authority, Vernon Memorial Healthcare Project
	4.650%, 03/01/15	1,150	1,137
	Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Services
	5.750%, 08/15/11	645	708
	Wisconsin State Health & Educational Facilities Authority, Wisconsin Medical College, Callable 12/01/14 @ 100
	5.000%, 12/01/15	1,450	1,560
			12,160
	General Obligations - 0.5%
	Door County, Series A, Callable 09/01/11 @ 100 (FGIC)
	5.125%, 09/01/16	1,720	1,830
	Middleton-Cross Plains Area School District (FSA)
	5.000%, 04/01/16	1,195	1,297
			3,127
			15,287
	Wyoming - 0.3%
	Revenue Bond - 0.3%
	Lincoln County, Pacificorp Project, Mandatory Put 06/03/12 @ 100 (AMT)
	4.125%, 11/01/25	2,250	2,184

	Total Municipal Bonds		652,134
	(cost $620,812)

		SHARES
	Short-Term Investment - 0.5%
	First American Tax Free Obligations Fund, Class Z (h)
	(cost $2,910)	2,910,083	2,910
	Total Investments - 98.9%
	(cost $623,722)		655,044
	Other Assets and Liabilities, Net - 1.1%		7,464
	Total Net Assets - 100.0%		$662,508

+
Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of December 31, 2005, the fund held no fair valued securities.

(a)	Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(b)	Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.
(c)
Delayed Interest (Step-Bonds) - Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of December 31, 2005.

(d)	The rate shown is the effective yield at the time of purchase.
(e)
Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the funds' board of directors. As of December 31, 2005, the value of these investments was $4,377,040 or 0.7% of total net assets.

(f)	Security purchased on a when-issued basis. On December 31, 2005, the total cost of investments purchased on a when-issued basis was $1,088,824 or 0.2% of total net assets.
(g)	Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.
(h)	Investment in affiliated security.This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund.

ACA -	American Capital Access
AGTY -	Assured Guaranty
AMBAC -	American Municipal Bond Assurance Corporation
AMT -	Alternative Minimum Tax. As of December 31, 2005, the aggregate market value of securities subject to the AMT was $31,623,469, which represents 4.8% of total net assets.
CMI -	California Mortgage Insurance Program
COMGTY -	Commonwealth Guaranty
FGIC -	Financial Guaranty Insurance Corporation
FHA -	Federal Housing Authority
FHLMC -	Federal Home Loan Mortgage Corporation
FNMA -	Federal National Mortgage Association
FSA -	Financial Security Assurance
GNMA -	Government National Mortgage Association
GTY -	Guaranty
LOC -	Letter of Credit
MBIA -	Municipal Bond Insurance Association
MLO -	Municipal Lease Obligation
MQSBLF -	Michigan Qualified School Board Loan Fund Program
MSDCEP -	Minnesota School District Credit Enhancement Program
PSFG -	Permanent School Fund Guarantee
RAAI -	Radian Asset Assurance Inc.
SBG -	School Board Guaranty
STAID -	State Aid Withholding
VA -	Veterans Administration
XLCA -	XL Capital Assurance Inc.

	Schedule of INVESTMENTS December 31, 2005 (unaudited)

	Minnesota Intermediate Tax Free Fund

	DESCRIPTION	PAR (000)	VALUE (000) +

	Municipal Bonds - 98.8%
	Revenue Bonds - 61.4%
	Economic Development - 1.4%
	Minneapolis Community Development Agency, Series G-3, Pre-refunded 12/01/11 @ 100
	5.350%, 12/01/21 (a)	$1,000	$1,088
	Minnesota State Agricultural & Economic Development Board, Small Business Development, Series B (AMT)
	6.500%, 08/01/08	1,030	1,082
	Minnesota State Agricultural & Economic Development Board, Small Business Development, Series C (AMT)
	6.625%, 08/01/08	940	990
			3,160

	Education - 8.4%
	Minneapolis, The Blake School Project, Callable 09/01/11 @ 100
	5.000%, 09/01/12	445	468
	Minnesota State Higher Education Facilities Authority, Augsburg College, Series 4
	4.850%, 10/01/09	520	538
	Minnesota State Higher Education Facilities Authority, Augsburg College, Series 4, Callable 10/01/09 @ 100
	5.000%, 10/01/11	500	516
	5.000%, 10/01/12	500	514
	Minnesota State Higher Education Facilities Authority, Augsburg College, Series 6-C, Callable 05/01/14 @ 100
	4.750%, 05/01/18	1,075	1,096
	Minnesota State Higher Education Facilities Authority, Carleton College, Series 3-L1, Pre-refunded 05/01/06 @ 100
	5.750%, 11/01/12 (a)	1,375	1,386
	Minnesota State Higher Education Facilities Authority, Minneapolis College of Art and Design
	5.000%, 05/01/11	250	259
	Minnesota State Higher Education Facilities Authority, St. Benedict College, Callable 03/01/07 @ 100
	4.875%, 03/01/08	1,000	1,012
	5.100%, 03/01/11	2,885	2,914
	Minnesota State Higher Education Facilities Authority, St. Benedict College, Series 5-W
	4.200%, 03/01/12	345	350
	Minnesota State Higher Education Facilities Authority, St. Catherine College, Series 5-N1, Callable 10/01/12 @ 100
	5.250%, 10/01/22	1,500	1,564
	Minnesota State Higher Education Facilities Authority, St. John's University, Series 5, Escrowed to Maturity (MBIA)
	5.000%, 10/01/11 (b)	255	274
	Minnesota State Higher Education Facilities Authority, St. John's University, Series 5, Pre-refunded 10/01/11 @ 100 (MBIA)
	5.000%, 10/01/12 (a)	480	513
	Minnesota State Higher Education Facilities Authority, St. John's University, Series 6-G
	4.000%, 10/01/15	200	197
	Minnesota State Higher Education Facilities Authority, St. John's University, Series 6-G, Callable 10/01/15 @ 100
	4.000%, 10/01/16	1,000	977
	Minnesota State Higher Education Facilities Authority, University of St. Thomas, Callable 10/01/14 @ 100
	5.250%, 10/01/19	530	570
	Minnesota State Higher Education Facilities Authority, University of St. Thomas, Series 4, Callable 04/01/08 @ 100
	5.250%, 04/01/12	385	397
	Moorhead Educational Facilities, Concordia College, Series A
	4.100%, 12/15/14	845	843
	4.200%, 12/15/15	880	878
	Moorhead Educational Facilities, Concordia College, Series A, Callable 12/15/15 @ 100
	4.300%, 12/15/16	925	919
	5.000%, 12/15/18	1,005	1,061
	5.000%, 12/15/19	1,060	1,116
			18,362

	Healthcare - 21.7%
	Cuyuna Range Hospital District, Callable 06/01/13 @ 101
	5.000%, 06/01/16	425	433
	5.000%, 06/01/19	1,320	1,330
	Cuyuna Range Hospital District, Series A, Callable 06/01/07 @ 102
	5.500%, 06/01/10	435	446
	5.650%, 06/01/12	940	964
	Duluth Economic Development Authority, Benedictine Health System, Callable 02/15/14 @ 100
	5.375%, 02/15/22	2,045	2,152
	Glencoe Health Care Facilities, Regional Health Services Project
	5.000%, 04/01/13	760	787
	Glencoe Health Care Facilities, Regional Health Services Project, Callable 04/01/13 @ 101
	5.000%, 04/01/14	800	832
	5.000%, 04/01/15	845	871
	5.000%, 04/01/17	1,815	1,856
	Glencoe Health Care Facilities, Pre-refunded 04/01/11 @ 101
	7.400%, 04/01/21 (a)	1,000	1,170
	Hastings Health Care Facility, Regina Medical Center, Callable 09/15/08 @ 100 (ACA)
	5.000%, 09/15/13	500	510
	Maple Grove Health Care Facilities, North Memorial, Callable 09/01/15 @ 100
	4.500%, 09/01/17	1,730	1,738
	Minneapolis & St. Paul Housing & Redevelopment Authority, Healthspan, Series A, Callable until 11/14/13 @ 100 (AMBAC)
	5.000%, 11/15/13	1,000	1,001
	Minneapolis Healthcare System, Allina Health System, Series A, Callable 11/15/12 @ 100
	6.000%, 11/15/23	2,500	2,746
	5.750%, 11/15/32	1,300	1,390
	Minneapolis Healthcare System, Fairview Health Services, Series A, Escrowed to Maturity
	5.000%, 05/15/12 (b)	605	649
	Minnesota Agricultural & Economic Development Board, Benedictine Health, Series A (MBIA)
	5.000%, 02/15/10	3,815	4,029
	Minnesota Agricultural & Economic Development Board, Evangelical Lutheran Project
	5.500%, 02/01/11	280	297
	5.500%, 02/01/12	200	213
	Minnesota Agricultural & Economic Development Board, Evangelical Lutheran Project, Callable 02/01/12 @ 101
	5.500%, 02/01/15	730	774
	Minnesota Agricultural & Economic Development Board, Fairview Healthcare Systems, Series A, Pre-refunded 11/15/07 @ 102 (MBIA)
	5.500%, 11/15/17 (a)	1,195	1,266
	5.750%, 11/15/26 (a)	490	521
	Minnesota Agricultural & Economic Development Board, Fairview Hospital Project, Series A, Callable 11/15/07 @ 102 (MBIA)
	5.400%, 11/15/08	1,000	1,055
	Minnesota Agricultural & Economic Development Board, Healthcare Systems, Series A, Callable 11/15/07 @ 102 (MBIA)
	5.500%, 11/15/17	305	322
	5.750%, 11/15/26	10	11
	Monticello, Big Lake Community Hospital, Series C, Callable 12/01/12 @ 100
	5.750%, 12/01/15	2,320	2,388
	Moorhead Economic Development Authority, Eventide Senior Housing, Series B, Callable until 05/31/06 @ 101
	5.750%, 06/01/16	1,360	1,364
	New Hope Housing & Health Care Facilities, Masonic Home North Ridge
	5.200%, 03/01/06	645	646
	5.300%, 03/01/07	685	693
	New Hope Housing & Health Care Facilities, Masonic Home North Ridge, Callable 03/01/09 @ 102
	5.500%, 03/01/10	500	516
	Plymouth Health Facilities, Westhealth Project, Series A, Callable until 05/31/06 @ 101 (FSA)
	6.200%, 06/01/11	1,360	1,376
	Rochester, St. Mary's Hospital, Escrowed to Maturity, Callable 04/01/06 @ 100
	5.750%, 10/01/07 (b)	555	569
	St. Cloud Health Care (FSA)
	5.500%, 05/01/07	500	514
	5.500%, 05/01/08	1,450	1,519
	St. Paul Housing & Redevelopment Authority, HealthEast Project, Callable 11/15/15 @ 100
	5.150%, 11/15/20	1,790	1,807
	St. Paul Port Authority, HealthEast Midway Campus, Series A (MLO)
	5.250%, 05/01/15	1,500	1,513
	St. Paul Port Authority, HealthEast Midway Campus, Series A, Callable 05/01/15 @ 100 (MLO)
	5.750%, 05/01/25	2,000	2,037
	Shakopee Health Care Facilities, St. Francis Regional Medical Center
	4.000%, 09/01/12	305	305
	Shakopee Health Care Facilities, St. Francis Regional Medical Center, Callable 09/01/14 @ 100
	5.000%, 09/01/17	1,785	1,847
	Stillwater Healthcare, Health Systems Obligation Group
	4.250%, 06/01/15	300	297
	Stillwater Healthcare, Health Systems Obligation Group, Callable 06/01/15 @ 100
	4.250%, 06/01/16	760	743
	Todd, Morrison, Cass & Wadena Counties, United Hospital District
	4.250%, 12/01/12	425	429
	4.000%, 12/01/13	400	397
	Winona Health Care Facilities, Series A, Callable 07/01/12 @ 102
	5.300%, 07/01/17	525	543
	5.350%, 07/01/18	590	611
			47,477

	Housing - 0.5%
	Dakota County Housing & Redevelopment Authority, Single Family Mortgages, Callable 10/01/07 @ 101.50 (AMT) (FNMA) (GNMA)
	5.125%, 10/01/20	89	89
	Minneapolis Mortgage Revenue, Callable until 09/30/12 @ 51.527
	3.607%, 10/01/12	291	150
	Minnesota State Housing Finance Agency, Rental Housing, Series D, Callable until 01/31/06 @ 102 (MBIA)
	5.450%, 08/01/07	275	279
	Minnesota State Housing Finance Agency, Single Family Mortgages, Series B, Callable 07/01/09 @ 100
	5.550%, 07/01/24	525	535
	South St. Paul Housing & Redevelopment Authority, Single Family Mortgages, Callable until 08/31/07 @ 100 (FNMA)
	5.100%, 09/01/07	40	40
			1,093

	Lease Revenue - 3.8%
	Andover Economic Development Authority, Andover Community Center, Callable 02/01/14 @ 100 (MLO)
	5.000%, 02/01/19	1,225	1,277
	Eden Prairie Housing & Redevelopment Authority, Series A, Callable 12/01/10 @ 100 (MLO)
	5.000%, 12/01/11	255	272
	Pine County Housing & Redevelopment Authority, Series A (MLO)
	4.500%, 02/01/15	440	448
	4.500%, 02/01/16	465	468
	Pine County Housing & Redevelopment Authority, Series A, Callable 02/01/16 @ 100 (MLO)
	4.500%, 02/01/17	385	384
	St. Paul Housing & Redevelopment Authority, Smith Avenue Transit Center, Callable 06/01/10 @ 100 (MLO)
	4.000%, 06/01/12	1,500	1,511
	St. Paul Port Authority, Office Building, Callable 12/01/12 @ 100 (MLO)
	5.000%, 12/01/19	2,415	2,570
	St. Paul Recreational Facilities, Highland National (MLO)
	4.000%, 10/01/15	275	275
	St. Paul Recreational Facilities, Highland National, Callable 10/01/15 @ 100 (MLO)
	5.000%, 10/01/20	1,000	1,063
			8,268

	Miscellaneous - 1.0%
	Minnesota State Retirement Systems Building, Callable 06/01/10 @ 100
	5.450%, 06/01/12	550	592
	Seaway Port Authority of Duluth, Cargill Incorporated Project
	4.200%, 05/01/13	1,500	1,516
			2,108

	Recreational Facility Authority - 1.2%
	St. Paul Port Authority, Hotel Facilities, Radisson Kellogg Project, Series 2
	6.700%, 08/01/07	960	969
	St. Paul Port Authority, Hotel Facilities, Radisson Kellogg Project, Series 2, Callable 08/01/08 @ 103
	7.375%, 08/01/10	1,685	1,760
			2,729

	Revolving Funds - 1.9%
	Minnesota State Public Facilities Authority, Drinking Water, Series B, Pre-refunded 03/01/09 @ 100
	5.125%, 03/01/19 (a)	2,000	2,107
	Minnesota State Public Facilities Authority, Water Pollution Control, Callable 03/01/07 @ 100
	5.000%, 03/01/09	590	601
	Minnesota State Public Facilities Authority, Water Pollution Control, Pre-refunded 03/01/07 @ 100
	5.000%, 03/01/09 (a)	1,410	1,438
			4,146

	Tax Revenue - 2.4%
	Bloomington Port Authority, Mall of America Project, Series A (FSA)
	4.900%, 02/01/09	1,000	1,045
	Childrens Trust Fund, Puerto Rico, Tobacco Settlement
	4.000%, 05/15/12	500	491
	Minneapolis, St. Anthony Falls Project, Callable 03/01/12 @ 102
	5.000%, 02/01/17	1,040	1,036
	Minneapolis, St. Anthony Falls Project, Callable 02/01/14 @ 100
	5.300%, 02/01/21	570	575
	St. Paul Port Authority, Energy Park, Tax Increment, Escrowed to Maturity (FSA)
	5.000%, 02/01/08 (b)	2,100	2,149
			5,296

	Transportation - 5.8%
	Minneapolis & St. Paul Metropolitan Airports Commission, Series A, Callable 01/01/13 @ 100 (MBIA)
	5.000%, 01/01/20	2,200	2,332
	Minneapolis & St. Paul Metropolitan Airports Commission, Series B (AMT) (FGIC)
	5.750%, 01/01/10	2,880	3,093
	Minneapolis & St. Paul Metropolitan Airports Commission, Series B, Callable 01/01/09 @ 101 (AMT) (FGIC)
	5.625%, 01/01/14	1,000	1,058
	Minneapolis & St. Paul Metropolitan Airports Commission, Series C, Callable 01/01/15 @ 100 (FGIC)
	4.000%, 01/01/16	430	428
	Minneapolis & St. Paul Metropolitan Airports Commission, Series C, Callable 01/01/11 @ 100 (FGIC)
	5.125%, 01/01/20	3,095	3,264
	Minnesota Public Facilities Authority Tranportation, Callable 03/01/10 @ 100
	5.000%, 03/01/12	970	1,023
	Puerto Rico Commonwealth, Highway Transportation Authority, Series X (MBIA)
	5.500%, 07/01/13	1,250	1,385
			12,583

	Utilities - 13.3%
	Chaska Electric, Series A
	5.600%, 10/01/08	680	716
	5.650%, 10/01/09	720	770
	5.650%, 10/01/10	760	823
	4.000%, 10/01/12	500	502
	4.200%, 10/01/15	1,000	997
	Chaska Electric, Series A, Pre-refunded 10/01/10 @ 100
	5.500%, 10/01/12 (a)	845	917
	Cohasset Pollution Control, Allete Project, Callable 07/01/14 @ 100 (RAAI)
	4.950%, 07/01/22	2,230	2,275
	Northern Minnesota Municipal Power Agency, Electric System (FSA)
	5.500%, 01/01/08	2,090	2,179
	Princeton Public Utility System, Callable 04/01/12 @ 100
	4.100%, 04/01/15	450	447
	Rochester Electric Utility, Callable 12/01/10 @ 100
	5.000%, 12/01/16	1,150	1,197
	Southern Minnesota Municipal Power Agency, Series A (AMBAC)
	5.250%, 01/01/14	3,415	3,764
	Southern Minnesota Municipal Power Agency, Series A, Callable 01/01/09 @ 101 (AMBAC)
	5.000%, 01/01/11	1,270	1,335
	Southern Minnesota Municipal Power Agency, Series A, Zero Coupon Bond (MBIA)
	5.257%, 01/01/20 (c)	3,500	1,892
	5.275%, 01/01/21 (c)	5,000	2,572
	Western Minnesota Municipal Power Agency, Series A, Callable 01/01/06 @ 102 (AMBAC)
	5.500%, 01/01/11	5,000	5,109
	5.500%, 01/01/13	2,000	2,044
	Western Minnesota Municipal Power Agency, Series A, Callable 01/01/11 @ 100 (AMBAC)
	5.500%, 01/01/12	1,360	1,479
			29,018
	Total Revenue Bonds		134,240

	General Obligations - 36.9%
	Anoka County Capital Improvements, Series B
	4.550%, 01/01/11	1,960	2,044
	Anoka-Hennepin Independent School District #11, Callable 02/01/11 @ 100 (MSDCEP)
	5.000%, 02/01/14	2,000	2,128
	Anoka-Hennepin Independent School District #11, Series A, Crossover Refunded 02/01/10 @ 100 (MSDCEP)
	5.375%, 02/01/13 (d)	600	644
	Anoka-Hennepin Independent School District #11, Series A, Callable 02/01/11 @ 100 (MSDCEP)
	5.000%, 02/01/12	1,345	1,433
	Bloomington Independent School District #271, Series B, Callable 02/01/10 @ 100 (MSDCEP)
	5.250%, 02/01/11	1,000	1,067
	Brooklyn Park, Series B
	4.000%, 02/01/16	600	603
	Buffalo Independent School District #877, Series B (FSA) (MSDCEP)
	4.500%, 02/01/13	325	343
	Burnsville Independent School District #191, Series A, Callable 02/01/08 @ 100 (MSDCEP)
	5.000%, 02/01/09	1,225	1,266
	Cambridge Independent School District #911, Series A, Callable 02/01/15 @ 100 (MSDCEP)
	4.000%, 02/01/16	1,060	1,065
	Cambridge Independent School District #911, Series B, Zero Coupon Bond, Callable 02/01/18 @ 86.965 (MBIA) (MSDCEP)
	4.710%, 02/01/21 (c)	645	328
	Centennial Independent School District #12, Series A, Callable 02/01/12 @ 100 (FSA) (MSDCEP)
	5.000%, 02/01/14	1,040	1,114
	Chaska Independent School District #112, Series A (MSDCEP)
	4.800%, 02/01/10	1,120	1,179
	Crow Wing County, Series A (MBIA)
	4.500%, 02/01/14	1,480	1,560
	Dakota County Capital Improvements, Series C
	4.850%, 02/01/10	1,000	1,056
	Delano Independent School District #879, Callable 02/01/15 @ 100 (FSA) (MSDCEP)
	4.000%, 02/01/17	985	982
	4.250%, 02/01/19	1,350	1,359
	Elk River Independent School District #728, Series A, Callable 02/01/11 @ 100 (MBIA) (MSDCEP)
	5.000%, 02/01/18	1,000	1,055
	Farmington Independent School District #192, Callable 06/01/13 @ 100 (MBIA) (MSDCEP)
	4.000%, 06/01/16	2,830	2,840
	Lakeville Independent School District #194, Callable 02/01/09 @ 100 (MSDCEP)
	5.000%, 02/01/16	2,000	2,078
	Lakeville Independent School District #194, Series A, Callable 02/01/13 @ 100 (FGIC) (MSDCEP)
	5.000%, 02/01/22	2,435	2,582
	Lakeville Independent School District #194, Series A, Crossover Refunded 02/01/08 @ 100 (MSDCEP)
	5.125%, 02/01/22 (d)	1,000	1,034
	Minneapolis & St. Paul Metropolitan Council, Waste Water Treatment, Series A, Callable 03/01/11 @ 100
	5.000%, 03/01/13	1,890	2,055
	Minnesota State, Callable 08/01/07 @ 100
	4.850%, 08/01/12	2,420	2,475
	Monticello, Series A, Callable 02/01/13 @ 100 (FSA)
	4.000%, 02/01/14	500	507
	Moorhead Independent School District #152 (MSDCEP)
	5.000%, 04/01/12	1,220	1,316
	Moorhead Independent School District #152, Crossover Refunded 04/01/12 @ 100 (FGIC) (MSDCEP)
	5.000%, 04/01/15 (d)	3,450	3,682
	5.000%, 04/01/16 (d)	2,510	2,679
	Moorhead Independent School District #152, Callable 04/01/14 @ 100 (MSDCEP)
	4.000%, 04/01/15	1,100	1,113
	Mounds View Independent School District #621, Series A (MSDCEP)
	5.250%, 02/01/10	1,230	1,318
	Mounds View Independent School District #621, Series A, Callable 02/01/12 @ 100 (MBIA) (MSDCEP)
	5.000%, 02/01/18	2,340	2,482
	5.000%, 02/01/19	2,565	2,721
	Mounds View Independent School District #621, Series A, Crossover Refunded 02/01/11 @ 100 (MSDCEP)
	5.250%, 02/01/12 (d)	1,000	1,068
	5.350%, 02/01/16 (d)	1,000	1,072
	Northfield Independent School District #659, Callable 02/01/11 @ 100 (MSDCEP)
	4.600%, 02/01/13	1,100	1,151
	5.000%, 02/01/15	1,295	1,379
	Pequot Lakes Independent School District #186, Callable 02/01/12 @ 100 (FGIC) (MSDCEP)
	5.125%, 02/01/18	500	533
	Perham, Callable 05/01/11 @ 100 (AMT)
	5.850%, 05/01/15	1,205	1,264
	Pipestone-Jasper Independent School District #2689, Crossover Refunded 03/01/09 @ 100 (FGIC) (MSDCEP)
	5.400%, 03/01/13 (d)	1,095	1,162
	Polk County, Callable 02/01/15 @ 100 (MBIA) (MCCEP)
	4.500%, 02/01/21	1,025	1,042
	Puerto Rico Commonwealth (MBIA)
	6.000%, 07/01/14	1,605	1,867
	Puerto Rico Commonwealth, Series A (XLCA)
	5.500%, 07/01/17	1,000	1,137
	Ramsey County, Series D
	5.000%, 02/01/14	2,000	2,184
	Robbinsdale Independent School District #281, Callable 02/01/12 @ 100 (FSA) (MSDCEP)
	5.000%, 02/01/19	1,160	1,230
	5.000%, 02/01/20	1,215	1,279
	Robbinsdale Independent School District #281, Crossover Refunded 02/01/09 @ 100 (MBIA) (MSDCEP)
	5.000%, 02/01/16 (d)	1,000	1,044
	Rochester Independent School District #535, Series A, Callable 02/01/11 @ 100 (MSDCEP)
	5.000%, 02/01/15	1,595	1,697
	St. Louis Park Independent School District #283, Crossover Refunded 02/01/09 @ 100 (MSDCEP)
	5.250%, 02/01/10 (d)	1,500	1,580
	5.600%, 02/01/15 (d)	725	768
	St. Michael Independent School District #885, Callable 02/01/12 @ 100 (FSA) (MSDCEP)
	5.000%, 02/01/14	1,690	1,811
	5.000%, 02/01/17	1,000	1,061
	Sauk Rapids Independent School District #47, Series B, Zero Coupon Bond, Callable 02/01/11 @ 89.37 (FSA) (MSDCEP)
	5.700%, 02/01/13 (c)	1,055	767
	Sauk Rapids Independent School District #47, Series B, Zero Coupon Bond, Callable 02/01/11 @ 94.63 (FSA)
	5.753%, 02/01/12 (c)	1,790	1,396
	South Washington County, Independent School District #833, Series B, Callable 02/01/12 @ 100 (FSA) (MSDCEP)
	5.000%, 02/01/15	1,030	1,100
	Stillwater Independent School District #834, Callable 02/01/09 @ 100 (MSDCEP)
	4.750%, 02/01/11	2,140	2,219
	Watertown Independent School District #111, Series A, Callable 08/01/15 @100 (FSA) (MSDCEP)
	4.000%, 02/01/16	1,670	1,679
	Worthington Independent School District #518, Callable 02/01/14 @ 100 (FSA) (MSDCEP)
	4.000%, 02/01/16	1,045	1,050
	Total General Obligations		80,648

	Certificate of Participation - 0.5%
	Northeast Metropolitan Intermediate School District #916, Callable 01/01/14 @ 100 (MLO)
	4.250%, 01/01/15	1,000	999

	Total Municipal Bonds
	(cost $207,680)		215,887

		SHARES

	Short-Term Investment - 0.2%
	Federated Minnesota Municipal Cash Trust
	(cost $525)	525,139	525

	Total Investments - 99.0%
	(cost $208,205)		216,412
	Other Assets and Liabilities, Net - 1.0%		2,207
	Total Net Assets - 100.0%		$218,619

+
Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of December 31, 2005, the fund held no fair valued securities.

(a)	Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.
(b)	Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(c)	The rate shown is the effective yield at the time of purchase.
(d)	Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.

ACA -	American Capital Access
AMBAC -	American Municipal Bond Assurance Corporation
AMT -	Alternative Minimum Tax. As of December 31, 2005, the aggregate market value of securities subject to the AMT was $7,576,305, which represents 3.5% of total net assets.
FGIC -	Financial Guaranty Insurance Corporation
FNMA -	Federal National Mortgage Association
FSA -	Financial Security Assurance
GNMA -	Government National Mortgage Association
MBIA -	Municipal Bond Insurance Association
MCCEP -	Minnesota County Credit Enhancement Program
MLO -	Municipal Lease Obligation
MSDCEP -	Minnesota School District Credit Enhancement Program
RAAI -	Radian Asset Assurance Inc.
XLCA -	XL Capital Assurance Inc.

	Schedule of INVESTMENTS December 31, 2005 (unaudited)

	Minnesota Tax Free Fund

	DESCRIPTION	PAR (000)	VALUE (000) +

	Municipal Bonds - 96.8%
	Revenue Bonds - 84.8%
	Continuing Care Retirement Community - 1.1%
	Golden Valley, Covenant Retirement Communities, Series A, Callable 12/01/09 @ 101
	5.500%, 12/01/29	$1,750	$1,812

	Economic Development - 4.8%
	Minneapolis Community Development, Series G-3, Callable 12/01/11 @ 100
	5.450%, 12/01/31	3,250	3,555
	Minnesota Agricultural & Economic Development Board, Small Business Development, Series B, Callable 08/01/08 @ 102 (AMT)
	7.250%, 08/01/20	1,000	1,066
	Minnesota Agricultural & Economic Development Board, Small Business Development, Series C, Callable 08/01/08 @ 102 (AMT)
	7.250%, 08/01/20	1,385	1,477
	Minnesota Agricultural & Economic Development Board, Small Business Development, Series D, Callable 08/01/08 @ 102 (AMT)
	7.250%, 08/01/20	1,120	1,194
	Minnesota Agriculture & Economic Development Board, Minnesota Small Business Program, Series A, Callable 08/01/10 @ 100 (AMT)
	5.550%, 08/01/16	500	513
			7,805

	Education - 6.2%
	Golden Valley, The Breck School, Callable 10/01/09 @ 100
	5.750%, 10/01/14	1,000	1,069
	Minneapolis, The Blake School Project, Callable 09/01/11 @ 100
	5.450%, 09/01/21	2,000	2,113
	Minnesota State Higher Education Facilities Authority, Augsburg College, Series 4-F1, Pre-refunded 05/01/06 @ 102
	6.250%, 05/01/23 (a)	1,500	1,538
	Minnesota State Higher Education Facilities Authority, College of Art & Design, Series 5-D, Callable 05/01/10 @ 100
	6.625%, 05/01/20	1,000	1,081
	Minnesota State Higher Education Facilities Authority, St. John University, Series 6-G, Callable 10/01/15 @ 100
	5.000%, 10/01/22	1,000	1,048
	4.500%, 10/01/26	1,000	981
	Minnesota State Higher Education Facilities Authority, Vermilion Community College, Series 3-T, Callable 01/01/06 @ 100
	5.750%, 01/01/13	525	529
	Moorhead Educational Facilities, Concordia College, Series A, Callable 12/15/15 @ 100
	5.000%, 12/15/21	1,070	1,120
	University of Minnesota, Series A
	5.500%, 07/01/21	500	570
			10,049

	Healthcare - 29.2%
	Bemidji Hospital Facilities, North Country Health Services, Callable 09/01/06 @ 102
	5.625%, 09/01/15	1,600	1,647
	Cuyuna Range Hospital District, Callable 06/01/13 @ 101
	5.500%, 06/01/35	350	354
	Cuyuna Range Hospital District, Series A, Callable 06/01/07 @ 102
	6.000%, 06/01/29	3,000	3,075
	Duluth Economic Development Authority, Benedictine Health System, Callable 02/15/14 @ 100
	5.250%, 02/15/28	1,000	1,031
	5.250%, 02/15/33	1,660	1,703
	Fergus Falls Health Care Facilities Authority, Broen Memorial Home, Series A, Callable until 10/31/06 @ 101
	7.000%, 11/01/19	1,000	1,008
	Fergus Falls Health Care Facilities Authority, Lake Region Hospital, Long Term Care Facilities Project, Callable until 11/30/06 @ 102
	6.500%, 12/01/25	2,000	2,043
	Glencoe Health Care Services Facilities Project, Glencoe Regional Health, Pre-refunded 04/01/11 @ 101
	7.500%, 04/01/31 (a)	1,700	1,997
	Glencoe Health Care Services Facilities Project, Glencoe Regional Health, Callable 04/01/13 @ 101
	5.000%, 04/01/20	500	509
	5.000%, 04/01/25	1,000	1,006
	5.000%, 04/01/31	1,500	1,496
	Maple Grove Health Care Facilities, North Memorial Health Care, Callable 09/01/15 @ 100
	5.000%, 09/01/35	2,000	2,046
	Marshall Medical Center, Weiner Memorial Medical Center Project, Series A, Callable 11/01/13 @ 100
	5.250%, 11/01/16	305	323
	5.850%, 11/01/23	875	950
	Minneapolis Healthcare System, Allina Health System, Series A, Callable 11/15/12 @ 100
	6.000%, 11/15/23	1,500	1,648
	5.750%, 11/15/32	2,400	2,567
	Minnesota Agricultural & Economic Development Board, Benedictine Health, Series A, Callable 02/15/10 @ 101 (MBIA)
	5.250%, 02/15/15	2,000	2,124
	Minnesota Agricultural & Economic Development Board, Fairview Hospital Project, Series A, Callable 11/15/07 @ 102 (MBIA)
	5.500%, 11/15/11	500	527
	Minnesota Agricultural & Economic Development Board, Healthcare Systems, Fairview, Series A, Callable 11/15/07 @ 102 (MBIA)
	5.500%, 11/15/17	205	216
	Minnesota Agricultural & Economic Development Board, Healthcare Systems, Fairview, Series A, Callable 11/15/10 @ 101
	6.375%, 11/15/29	125	136
	Minnesota Agricultural & Economic Development Board, Healthcare Systems, Fairview, Series A, Pre-refunded 11/15/07 @ 102 (MBIA)
	5.500%, 11/15/17 (a)	795	842
	Minnesota Agricultural & Economic Development Board, Healthcare Systems, Fairview, Series A, Pre-refunded 11/15/10 @ 101
	6.375%, 11/15/29 (a)	3,875	4,385
	Monticello, Big Lake Community Hospital, Series A, Callable 12/01/09 @ 100
	5.750%, 12/01/19	1,000	1,016
	Monticello, Big Lake Community Hospital, Series C, Callable 12/01/12 @ 100
	6.200%, 12/01/22	1,000	1,058
	Moorhead Economic Development Authority, Eventide Senior Housing, Series B, Callable until 05/31/06 @ 101
	6.000%, 06/01/29	1,900	1,906
	New Hope Housing & Healthcare Facilities Authority, Masonic Home North Ridge, Callable 03/01/09 @ 102
	5.750%, 03/01/15	1,600	1,657
	St. Louis Park Health Care Facilities, Park Nicollet Health Services, Series B, Callable 07/01/14 @ 100
	5.500%, 07/01/25	2,000	2,124
	St. Paul Housing & Redevelopment Authority, HealthEast Project, Callable 11/15/15 @ 100
	6.000%, 11/15/30	800	864
	St. Paul Housing & Redevelopment Authority, Regions Hospital, Callable 05/15/09 @ 100
	5.250%, 05/15/18	500	510
	St. Paul Port Authority, HealthEast Midway Campus, Series A, Callable 05/01/15 @ 100 (MLO)
	5.875%, 05/01/30	900	916
	St. Paul Port Authority, HealthEast Midway Campus, Series B, Callable 05/01/15 @ 100 (MLO)
	6.000%, 05/01/30	1,800	1,835
	Shakopee Health Care Facilities, St. Francis Regional Medical Center, Callable 09/01/14 @ 100
	5.250%, 09/01/34	2,000	2,054
	Stillwater Healthcare, Health Systems Obligation Group, Callable 06/01/15 @ 100
	5.000%, 06/01/35	1,000	1,015
	Winona Health Care Facilities, Series A, Callable 07/01/12 @ 102
	6.000%, 07/01/34	1,000	1,061
			47,649

	Housing - 11.9%
	Austin Housing & Redevelopment Authority, Courtyard Residence Project, Series A, Callable 01/01/06 @ 102
	7.250%, 01/01/26	500	510
	Dakota County Community Development Agency, Multifamily Housing, Ebenezer Ridges Project, Callable 04/20/11 @ 102 (GNMA)
	5.900%, 04/20/42	2,000	2,133
	Eden Prairie Multifamily Housing, Parkway Apartments Project, Series A, Callable 02/20/07 @ 104
	5.700%, 08/20/22	1,000	1,048
	Eden Prairie Multifamily Housing, Preserve Place, Callable 01/20/08 @ 102 (GNMA)
	5.500%, 01/20/18	500	518
	Hennepin County Housing & Redevelopment Authority, Loring Park Apartments, Callable 08/15/06 @ 102.50, Mandatory Put 02/15/09 @ 100 (AMT) (FNMA)
	3.050%, 06/15/34	2,000	1,959
	Hopkins Elderly Housing, St. Theresa Project, Series A, Callable 11/20/07 @ 102 (GNMA)
	5.600%, 11/20/17	500	517
	Hopkins Multifamily Housing, Renaissance Project, Callable 04/01/07 @ 102
	6.250%, 04/01/15	500	518
	Maplewood Multifamily Housing, Carefree Cottages II, Callable 04/15/14 @ 100 (AMT) (FNMA)
	4.800%, 04/15/34	2,000	2,018
	Minnesota State Housing Finance Agency, Residential Housing, Series B, Callable 07/01/11 @ 100 (AMT)
	5.650%, 07/01/33	940	976
	Minnesota State Housing Finance Agency, Residential Housing, Series B-1-RMK, Callable 07/01/11 @ 100 (AMT)
	5.350%, 07/01/33	1,390	1,424
	Minnesota State Housing Finance Agency, Residential Housing, Series F, Callable 07/01/11 @ 100 (AMT)
	5.400%, 07/01/30	2,715	2,794
	Minnesota State Housing Finance Agency, Series A, Callable 08/01/11 @ 100
	3.850%, 02/01/13	1,430	1,432
	Minnesota State Housing Finance Agency, Single Family Mortgage, Series C, Callable 07/01/09 @ 100 (AMT)
	6.100%, 07/01/30	435	443
	St. Anthony Housing & Redevelopment Authority, Chandler Place Project, Callable 05/20/06 @ 102 (FHA) (GNMA)
	6.250%, 11/20/25	1,500	1,545
	St. Louis Park, Multifamily Housing, Park Ridge Apartments, Callable 11/01/08 @ 102 (FHA) (GNMA)
	5.250%, 11/01/20	500	517
	White Bear Lake, Multifamily Housing, Lake Square, Series A, Callable 02/01/07 @ 102 (FHA)
	6.000%, 08/01/20	1,020	1,053
			19,405

	Lease Revenue - 4.5%
	New Brighton Economic Development Authority, Public Safety Facility, Leasing Project, Series A, Callable 02/01/10 @ 100 (MLO)
	4.900%, 02/01/15	850	875
	5.000%, 02/01/16	895	922
	5.100%, 02/01/17	900	929
	Pine County Housing & Redevelopment Authority, Series A, Callable 02/01/16 @ 100 (MLO)
	5.000%, 02/01/28	1,000	1,022
	5.000%, 02/01/31	1,890	1,923
	St. Paul Port Authority, Office Building at Robert St.-3-11 (MLO)
	4.000%, 12/01/13	1,695	1,717
			7,388

	Miscellaneous - 6.1%
	Little Canada Commercial Development, RLF Minnesota Project, Callable 04/01/06 @ 100 (MLO)
	7.100%, 04/01/13	1,150	1,153
	Minnesota State Retirement Systems Building, Callable 06/01/10 @ 100
	5.875%, 06/01/27	7,000	7,598
	Seaway Port Authority of Duluth, Cargill Income Project
	4.200%, 05/01/13	1,130	1,142
			9,893

	Recreational Facility Authority - 2.5%
	Moorhead, Golf Course, Series B, Callable 12/01/08 @ 100
	5.875%, 12/01/21	2,000	2,041
	St. Paul Port Authority, Radisson Kellogg Project, Series 2, Callable 08/01/08 @ 103
	7.375%, 08/01/29	2,000	2,091
			4,132

	Tax Revenue - 0.5%
	Duluth Economic Development Authority
	8.000%, 08/01/08	160	167
	Minneapolis, St. Anthony Falls Project, Callable 03/01/12 @ 102
	5.750%, 02/01/27	300	302
	Minneapolis, St. Anthony Falls Project, Callable 02/01/14 @ 100
	5.650%, 02/01/27	400	403
			872

	Transportation - 2.7%
	Minneapolis & St. Paul Metropolitan Airports Commission, Series A, Pre-refunded 01/01/10 @ 101 (FGIC)
	5.750%, 01/01/32 (a)	3,000	3,287
	Minneapolis & St. Paul Metropolitan Airports Commission, Series B, Callable 01/01/15 @ 100 (AMBAC) (AMT)
	5.000%, 01/01/19	1,000	1,063
			4,350
	Utilities - 15.3%
	Chaska Electric, Series A, Callable 10/01/10 @ 100
	6.100%, 10/01/30	45	49
	Chaska Electric, Series A, Pre-refunded 10/01/10 @ 100
	6.100%, 10/01/30 (a)	4,955	5,506
	Minnesota Municipal Power Agency, Electricity Revenue, Callable 10/01/15 @ 100
	5.000%, 10/01/35	1,500	1,535
	Southern Minnesota Municipal Power Agency, Series A, Zero Coupon Bond (MBIA)
	6.650%, 01/01/19 (b)	4,000	2,269
	6.700%, 01/01/24 (b)	12,000	5,320
	5.800%, 01/01/25 (b)	7,000	2,961
	5.600%, 01/01/26 (b)	8,300	3,335
	5.151%, 01/01/27 (b)	3,000	1,147
	Western Minnesota Municipal Power Agency, Callable 01/01/11 @ 100 (AMBAC)
	5.500%, 01/01/14	1,545	1,676
	5.500%, 01/01/15	550	597
	Western Minnesota Municipal Power Agency, Escrowed to Maturity, Callable until 12/31/15 @ 100 (MBIA)
	9.750%, 01/01/16 (c)	410	596
			24,991
	Total Revenue Bonds		138,346

	General Obligations - 12.0%
	Anoka-Hennepin Independent School District #11, Series A, Crossover Refunded 02/01/10 @ 100 (MSDCEP)
	5.750%, 02/01/17 (d)	1,000	1,088
	Becker Independent School District #726, Series A, Crossover Refunded 02/01/10 @ 100 (FSA) (MSDCEP)
	6.000%, 02/01/21 (d)	1,000	1,092
	Chaska Independent School District #112, Series A, Crossover Refunded 02/01/09 @ 100 (FSA) (MSDCEP)
	5.700%, 02/01/18 (d)	1,000	1,069
	Chaska Independent School District #112, Series B, Crossover Refunded 02/01/06 @ 100 (MSDCEP)
	5.875%, 02/01/11 (d)	1,000	1,002
	6.000%, 02/01/16 (d)	3,025	3,032
	Columbia Heights Independent School District #13, Crossover Refunded 02/01/07 @ 100 (MSDCEP)
	5.250%, 02/01/15 (d)	1,000	1,019
	Delano Independent School District #879, Series A, Callable 02/01/11 @ 100 (FSA) (MSDCEP)
	5.875%, 02/01/25	1,000	1,101
	Minneapolis Sports Arena, Callable 04/01/08 @ 100
	5.100%, 04/01/13	500	518
	5.100%, 10/01/13	250	259
	North St. Paul Independent School District #622, Series B, Crossover Refunded 05/01/06 @ 100 (MSDCEP)
	5.850%, 05/01/17 (d)	500	504
	Perham, Disposal System, Callable 05/01/11 @ 100 (AMT)
	6.000%, 05/01/22	1,500	1,587
	Puerto Rico Public Building Authority, Series I, Callable 07/01/14 @ 100 (COMGTY)
	5.250%, 07/01/33	1,000	1,029
	St. Louis Park Independent School District #283, Crossover Refunded 02/01/09 @ 100 (MSDCEP)
	5.700%, 02/01/17 (d)	2,000	2,121
	Sauk Rapids Independent School District #47, Series A, Callable 02/01/11 @ 100 (MBIA)
	5.750%, 02/01/23	2,000	2,183
	Wayzata Independent School District #284, Series A, Crossover Refunded 02/01/07 @ 100
	5.500%, 02/01/17 (d)	2,000	2,044
	Total General Obligations		19,648

	Total Municipal Bonds
	(cost $148,865)		157,994

		SHARES

	Short-Term Investment - 1.9%
	Federated Minnesota Municipal Cash Trust
	(cost $3,030)	3,030,204	3,030

	Total Investments - 98.7%
	(cost $151,895)		161,024
	Other Assets and Liabilities, Net - 1.3%		2,191
	Total Net Assets - 100.0%		$163,215

+
Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of December 31, 2005, the fund held no fair valued securities.

(a)	Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.
(b)	The rate shown is the effective yield at the time of purchase.
(c)	Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(d)	Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.

AMBAC -	American Municipal Bond Assurance Corporation
AMT -	Alternative Minimum Tax. As of December 31, 2005, the aggregate market value of securities subject to the AMT was $16,514,735, which represents 10.1% of total net assets.
COMGTY -	Commonwealth Guaranty
FGIC -	Financial Guaranty Insurance Corporation
FHA -	Federal Housing Authority
FNMA -	Federal National Mortgage Association
FSA -	Financial Security Assurance
GNMA -	Government National Mortgage Association
MBIA -	Municipal Bond Insurance Association
MLO -	Municipal Lease Obligation
MSDCEP -	Minnesota School District Credit Enhancement Program

	Schedule of INVESTMENTS December 31, 2005 (unaudited)

	Missouri Tax Free Fund

	DESCRIPTION	PAR (000)	VALUE (000) +

	Municipal Bonds - 98.0%
	Revenue Bonds - 75.1%
	Continuing Care Retirement Communities - 3.1%
	Cole County Industrial Development Authority, Lutheran Services Heisinger Project, Callable 02/01/14 @ 100
	5.250%, 02/01/24	$2,000	$2,069
	Illinois Financing Authority, Friendship Village, Schaumburg, Series A, Callable 02/15/15 @ 100
	5.375%, 02/15/25	1,800	1,795
	Missouri State Health & Educational Facilities Authority, Senior Living Facilities, Lutheran Senior, Series A, Callable 02/01/15 @ 100
	5.375%, 02/01/35	1,500	1,555
			5,419

	Education - 9.4%
	Missouri State Health & Educational Facilities Authority, University of Missouri-Columbia Arena Project, Callable 11/01/11 @ 100
	5.000%, 11/01/19	2,540	2,697
	Missouri State Health & Educational Facilities Authority, Washington University, Series A, Callable 06/15/11 @ 100
	5.125%, 06/15/41	2,150	2,223
	Missouri State Health & Educational Facilities Authority, Washington University, Series A, Callable 02/15/13 @ 100
	5.000%, 02/15/33	1,000	1,039
	Missouri State Health & Educational Facilities Authority, Washington University, Series A, Callable 02/15/15 @ 100
	5.000%, 02/15/19	1,465	1,571
	Northwest Missouri State University Housing, Callable 06/01/13 @ 100 (MBIA)
	5.000%, 06/01/16	650	693
	University of Missouri, Pre-refunded 11/01/07 @ 101
	5.500%, 11/01/21 (a)	3,000	3,147
	5.800%, 11/01/27 (a)	5,000	5,271
			16,641

	Healthcare - 14.6%
	Boone County Hospital, Callable 08/01/12 @ 100
	5.050%, 08/01/20	1,200	1,239
	Cape Girardeau County Authority, Southeast Missouri Hospital Association, Callable 06/01/12 @ 100
	5.625%, 06/01/22	1,500	1,570
	Carthage Hospital Revenue, Callable 04/01/16 @ 100
	6.000%, 04/01/38	1,000	994
	Joplin Industrial Development Authority Healthcare Facilities, Freeman Health Systems Project, Callable 02/15/15 @ 102
	5.500%, 02/15/24	2,000	2,119
	Missouri State Health & Educational Facilities Authority, BJC Health Systems, Series A, Escrowed to Maturity
	6.750%, 05/15/12 (b)	3,310	3,875
	Missouri State Health & Educational Facilities Authority, Jefferson Memorial Hospital (RAAI)
	4.250%, 08/15/13	735	749
	Missouri State Health & Educational Facilities Authority, Jefferson Memorial Hospital, Callable 08/15/14 @ 100 (RAAI)
	5.000%, 08/15/19	2,300	2,391
	Missouri State Health & Educational Facilities Authority, Lake Regional Health System Project
	5.000%, 02/15/12	515	532
	Missouri State Health & Educational Facilities Authority, St. Lukes Health Systems, Series A
	5.000%, 11/15/14	3,000	3,216
	Missouri State Health & Educational Facilities Authority, SSM Health, Series A, Pre-refunded 06/01/08 @ 101 (MBIA)
	5.000%, 06/01/18 (a)	1,555	1,631
	Missouri State Health & Educational Facilities Authority, SSM Health, Series B, Callable 06/01/08 @ 101 (MBIA)
	5.000%, 06/01/18	445	463
	North Kansas City Hospital, Series A, Callable 11/15/13 @ 100 (FSA)
	5.000%, 11/15/21	250	263
	Saline County Industrial Development Authority, Health Facilities, John Fitzgibbon Memorial Hospital, Callable 12/01/15 @ 100
	5.625%, 12/01/35	1,000	1,002
	St. Louis County Industrial Development Authority, Ranken-Jordan Project, Series A, Callable 11/15/13 @ 100
	6.625%, 11/15/35	500	517
	University Health Facilities, University of Missouri Health System, Series A, Callable 11/01/06 @ 102 (AMBAC)
	5.600%, 11/01/26	5,000	5,175
			25,736

	Housing - 0.8%
	University City Industrial Development Authority, Multifamily Housing, Series A, Callable 12/20/05 @ 102
	5.950%, 12/20/25	1,400	1,429

	Lease Revenue - 16.5%
	Cape Girardeau County Building Corporation, School District #R-02 (MBIA) (MLO)
	4.200%, 03/01/16	900	914
	Clay County, Public Building Authority, Callable 05/15/08 @ 100 (MLO)
	5.125%, 05/15/14	2,000	2,075
	Jackson County, Public Building Corporation, Callable 12/01/14 @ 100 (MLO)
	5.000%, 12/01/19	2,060	2,178
	Kansas City Municipal Assistance, Capital Appreciation Leasehold, Series B-1, Zero Coupon Bond (MLO)
	5.260%, 04/15/27 (c)	2,000	736
	Kansas City Special Facilities Revenue, MCI Overhaul Base Project, Series G, Callable 09/01/15 @ 100 (AMT) (MLO)
	4.750%, 09/01/28	4,000	3,927
	Missouri State Board of Public Buildings, Series A, Callable 10/15/13 @ 100 (MLO)
	5.000%, 10/15/27	1,000	1,048
	Missouri State Board of Public Buildings, State Office Building Special Obligation, Series A, Callable 05/01/11 @ 100 (MLO)
	5.000%, 05/01/17	1,000	1,056
	Missouri State Board of Public Buildings, State Office Building Special Obligation, Series A, Callable 05/01/11 @ 100 (MBIA) (MLO)
	5.000%, 05/01/23	2,000	2,103
	5.000%, 05/01/24	5,130	5,394
	5.125%, 05/01/26	5,000	5,225
	Missouri State Financial Board Infrastructure Facilities, Branson, Series A, Callable 12/01/12 @ 100 (MLO)
	5.000%, 12/01/17	1,000	1,030
	5.375%, 12/01/22	750	782
	Springfield Public Building, Capital Improvement Project, Callable 03/01/14 @ 100 (AMBAC) (MLO)
	5.000%, 03/01/24	2,000	2,097
	St. Louis Missouri Junior College District Building Corporation, Callable 03/01/15 @ 100 (AMBAC) (MLO)
	4.100%, 03/01/16	450	453
			29,018

	Miscellaneous - 1.8%
	Missouri Financial Board Cultural Facilities, Nelson Gallery Foundation, Series A, Callable 12/01/11 @ 100
	5.250%, 12/01/14	1,000	1,080
	Platte County Industrial Development Transportation Authority (MLO)
	4.000%, 12/01/14	780	786
	St. Louis Industrial Development Authority, St. Louis Science Center, Series A (RAAI)
	4.000%, 02/15/14	315	316
	Sugar Creek, Lafarge North America, Series A, Callable 06/01/13 @ 101 (AMT)
	5.650%, 06/01/37	1,000	1,037
			3,219

	Revolving Funds - 15.8%
	Missouri State Development Financial Board, Office Building Projects, Callable 10/01/15 @ 100 (FGIC) (MLO)
	5.000%, 10/01/16	1,005	1,087
	Missouri State Enviornmental Improvement & Energy Resources Authority, Series A, State Revolving Fund, Pre-refunded 07/01/10 @ 100
	5.500%, 07/01/16 (a)	1,875	2,036
	Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series A, Drinking Water, Callable 07/01/08 @ 101
	5.000%, 01/01/19	2,200	2,297
	Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series A, State Revolving Fund Program, Callable 07/01/10 @ 100.
	5.500%, 07/01/16	620	666
	Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series B, Drinking Water, Callable 01/01/09 @ 101
	5.250%, 01/01/15	2,180	2,306
	Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series B, Drinking Water, Callable 01/01/13 @ 100
	5.500%, 07/01/14	2,000	2,215
	5.500%, 07/01/18	1,400	1,542
	Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series B, State Revolving Fund Program, Callable 01/01/13 @ 100
	5.000%, 01/01/17	100	107
	Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series C, State Revolving Fund Program
	5.375%, 07/01/14	2,400	2,687
	5.375%, 07/01/15	1,500	1,683
	5.375%, 07/01/16	2,000	2,250
	Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series C, State Revolving Fund Program, Callable 01/01/16 @ 100
	4.000%, 07/01/16	1,000	1,005
	4.750%, 07/01/25	1,000	1,033
	Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Series C, State Revolving Fund Program, Callable 07/01/11 @ 100
	5.000%, 07/01/23	6,655	7,021
			27,935

	Tax Revenue - 3.0%
	Branson Industrial Development Authority Tax Increment Revenue, Branson Landing Retail Project, Callable 06/01/15 @ 100
	5.500%, 06/01/29	1,000	1,015
	Branson Tax Increment Revenue, Brentwood Square Project
	4.125%, 05/01/11	250	249
	Howard Bend Levee District (XLCA)
	5.500%, 03/01/26	1,745	2,013
	Riverside Tax Increment Revenue, L-385 Levee Project, Callable 05/01/15 @ 100 (MLO)
	5.250%, 05/01/20	1,000	1,027
	St. Joseph Industrial Development Authority Tax Increment Revenue, Shoppes at North Village Project, Callable 11/01/14 @ 100
	5.375%, 11/01/23	1,000	995
			5,299

	Transportation - 7.0%
	Missouri State Highways & Transportation Road, Series A, Callable 02/01/11 @ 100
	5.250%, 02/01/20	5,000	5,316
	Missouri State Highways & Transportation Road, Series A, Callable 02/01/12 @ 100
	5.125%, 02/01/17	1,000	1,065
	5.000%, 02/01/22	3,725	3,920
	Puerto Rico Commonwealth Highway & Transportation Authority, Series K, Callable 07/01/15 @ 100
	5.000%, 07/01/17	1,000	1,047
	St. Louis Airport, Capital Improvement Program, Series A, Callable 07/01/12 @ 100 (MBIA)
	5.375%, 07/01/21	1,000	1,075
			12,423

	Utilities - 3.1%
	Kansas City Water, Series B, Callable 12/01/06 @ 101
	5.000%, 12/01/16	2,200	2,251
	Metropolitan St. Louis Sewer District, Series A, Callable 05/01/14 @ 100 (MBIA)
	5.000%, 05/01/23	1,075	1,136
	Missouri State Development Financial Board, Independence Water System, Callable 11/01/14 @ 100 (AMBAC)
	5.000%, 11/01/24	1,000	1,054
	Missouri State Environmental Improvement & Energy Resources Authority, Water Pollution Control, Kansas City Power & Light
	4.000%, 01/02/12	1,000	1,005
			5,446
	Total Revenue Bonds		132,565

	General Obligations - 21.7%
	Belton School District #124, Series C Callable 03/01/15 @ 100 (MDDP)
	4.000%, 03/01/16	500	502
	Chesterfield, Callable 02/15/15 @ 100
	4.000%, 02/15/17	1,180	1,179
	Columbia School District, Crossover Refunded 03/01/07 @ 100
	6.300%, 03/01/11 (d)	365	377
	Hazelwood School District, Series A, Callable 03/01/15 @ 100 (FGIC) (MDDP)
	5.000%, 03/01/17	1,820	1,965
	Independence School District, Callable 03/01/13 @ 100 (MBIA) (MDDP)
	5.000%, 03/01/20	1,240	1,319
	Jackson County School District #7, Lee's Summit, Callable 03/01/15 @ 100 (MBIA) (MDDP)
	4.250%, 03/01/16	2,000	2,050
	Jefferson City School District, Series A (MDDP)
	6.700%, 03/01/11	1,000	1,111
	North Kansas City School District #74, Callable 03/01/15 @ 100 (MDDP)
	5.000%, 03/01/25	2,245	2,372
	Platte County School District #R-3, Callable 03/01/14 @ 100 (MBIA)
	5.000%, 03/01/24	1,000	1,053
	Puerto Rico Municipal Finance Agency, Pre-refunded 08/01/09 @ 101
	5.500%, 08/01/23 (a)	3,000	3,241
	Puerto Rico Public Building Authority, Series I, Callable 07/01/14 @ 100 (COMGTY)
	5.250%, 07/01/33	1,000	1,029
	St. Charles Community College (MBIA)
	5.250%, 02/15/18	1,390	1,554
	St. Charles County, Francis Howell School District (FGIC) (MDDP)
	5.250%, 03/01/18	2,095	2,339
	St. Joseph School District (FSA) (MDDP)
	5.250%, 03/01/17	1,500	1,673
	St. Louis County
	5.000%, 02/01/12	3,250	3,512
	St. Louis County Rockwood School District #R-6, Callable 02/01/11 @ 100 (MDDP)
	5.000%, 02/01/13	3,000	3,193
	St. Louis County Rockwood School District #R-6, Series A, Callable 02/01/13 @ 100
	5.000%, 02/01/14	2,000	2,159
	St. Louis County School District, Series A (FSA)
	5.000%, 03/01/14	2,000	2,176
	St. Louis County School District, Series A, Callable 03/01/14 @ 100
	5.000%, 03/01/16	1,000	1,075
	St. Louis Public Safety, Pre-refunded 08/15/09 @ 100 (FGIC)
	5.125%, 02/15/17 (a)	4,185	4,431
	Total General Obligations		38,310

	Certificate of Participation - 1.2%
	Mehlville School District #R-9 (FSA) (MLO)
	5.000%, 09/01/15	2,000	2,159

	Total Municipal Bonds
	(cost $166,137)		173,034

		SHARES
	Short-Term Investment - 0.7%
	First American Tax Free Obligations Fund, Class Z (e)
	(cost $1,330)	1,330,421	1,330

	Total Investments - 98.7%
	(cost $167,467)		174,364
	Other Assets and Liabilities, Net - 1.3%		2,277
	Total Net Assets - 100.0%		$176,641

+
Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of December 31, 2005, the fund held no fair valued securities.

(a)	Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.
(b)	Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(c)	The rate shown is the effective yield at the time of purchase.
(d)	Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.
(e)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund.

AMBAC -	American Municipal Bond Assurance Corporation
AMT -	Alternative Minimum Tax. As of December 31, 2005, the aggregate
	market value of securities subject to the AMT was $4,964,150, which
	represents 2.8% of total net assets.
COMGTY -	Commonwealth Guaranty
FGIC -	Financial Guaranty Insurance Corporation
FSA -	Financial Security Assurance
MBIA -	Municipal Bond Insurance Association
MDDP -	Missouri Direct Deposit Program
MLO -	Municipal Lease Obligation
RAAI -	Radian Asset Assurance Inc.
XLCA -	XL Capital Assurance Inc.

	Schedule of INVESTMENTS December 31, 2005 (unaudited)

	Nebraska Tax Free Fund

	DESCRIPTION	PAR (000)	VALUE (000) +

	Municipal Bonds - 99.6%
	Revenue Bonds - 73.9%
	Education - 18.0%
	Nebraska Educational Finance Authority, Concordia University Project, Callable 12/15/08 @ 100
	5.350%, 12/15/18	$650	$667
	Nebraska Educational Finance Authority, Creighton University Project, Series A (AMBAC)
	5.000%, 09/01/09	500	521
	Nebraska Educational Finance Authority, Midland Lutheran College Project, Callable 10/01/10 @ 100
	5.200%, 10/01/20	350	358
	Nebraska Educational Finance Authority, Wesleyan University Project, Callable 04/01/12 @ 100 (RAAI)
	5.000%, 04/01/17	605	626
	Nebraska Utility Corporation, University of Nebraska, Lincoln Project, Callable 01/01/12 @ 100
	5.250%, 01/01/15	1,045	1,130
	University of Nebraska Facility Corporation, Deferred Maintenance Project, Callable 07/15/08 @ 100
	5.250%, 07/15/11	1,000	1,042
	University of Nebraska Facility Corporation, Medical Center Research Project, Callable 02/15/12 @ 100
	5.000%, 02/15/15	500	529
	University of Nebraska, Kearney Student Fees, Callable 01/01/16 @ 100
	5.000%, 07/01/30 (a)	500	520
	University of Nebraska, Lincoln Memorial Stadium Project, Series A, Callable 05/01/14 @ 100
	5.000%, 11/01/15	500	530
	University of Nebraska, Lincoln Student Fees, Callable 01/01/13 @ 100
	5.000%, 07/01/22	750	781
	University of Nebraska, Omaha Student Housing Project, Callable 11/24/13 @ 100
	5.000%, 05/15/23	500	529
			7,233

	Healthcare - 17.7%
	Douglas County Hospital Authority #1, Immanuel Medical Center, Callable 09/01/07 @ 102 (AMBAC)
	4.900%, 09/01/09	750	781
	Douglas County Hospital Authority #2, Girls & Boys Town Project, Callable 09/01/15 @ 100
	4.500%, 09/01/30	1,000	968
	Douglas County Hospital Authority #2, Nebraska Medical Center
	5.000%, 11/15/16	700	742
	Lancaster County Hospital Authority #1, BryanLGH Medical Center Project, Series A, Callable 06/01/11 @ 100 (AMBAC)
	5.000%, 06/01/19	500	519
	5.125%, 06/01/21	1,200	1,250
	Madison County Hospital Authority #1, Faith Regional Health Services Project, Callable 01/01/12 @ 100 (RAAI)
	5.500%, 07/01/21	1,000	1,057
	Nebraska Investment Finance Authority, Great Plains Regional Medical Center, Callable 05/15/12 @ 100 (RAAI)
	5.200%, 11/15/16	250	262
	5.300%, 11/15/17	805	846
	Platte County Hospital Authority #1, Columbus Community Hospital Project, Callable 05/01/10 @ 101 (RAAI)
	5.850%, 05/01/14	650	698
			7,123

	Housing - 5.6%
	Nebraska Investment Finance Authority, Multifamily Housing, Callable 07/01/12 @ 100 (AMT) (GNMA)
	4.625%, 07/20/12	390	397
	Nebraska Investment Finance Authority, Single Family Housing, Series A, Callable 03/01/11 @ 100 (AMT)
	5.150%, 03/01/16	445	457
	Nebraska Investment Finance Authority, Single Family Housing, Series C, Callable 03/01/14 @ 100 (AMT)
	4.400%, 09/01/20	680	675
	Omaha Housing Authority, Multifamily Housing, Timbercreek Apartments, Callable 10/01/11 @ 100 (GNMA)
	5.150%, 11/20/22	685	709
			2,238

	Miscellaneous - 0.8%
	Washington County Wastewater Facilities, Cargill Project, Callable 11/01/12 @ 101 (AMT)
	5.900%, 11/01/27	300	327

	Recreational Facility Authority - 9.4%
	Douglas County Zoo Facility, Omaha Henry Doorly Zoo Project, Pre-refunded 09/01/09 @ 100
	5.650%, 09/01/11 (b)	1,000	1,076
	Douglas County Zoo Facility, Omaha Henry Doorly Zoo Project, Callable 04/13/15 @ 100
	4.750%, 09/01/24	1,365	1,378
	Omaha Convention Hotel Corporation, Series A, Callable 04/01/12 @ 100 (AMBAC)
	5.500%, 04/01/16	275	302
	5.125%, 04/01/26	1,000	1,050
			3,806

	Revolving Funds - 3.7%
	Nebraska Investment Finance Authority, Drinking Water System Revolving Fund, Callable 01/01/09 @ 100
	4.500%, 01/01/10	115	118
	5.150%, 01/01/16	580	596
	Nebraska Investment Finance Authority, Drinking Water System Revolving Fund, Callable 01/01/12 @ 100
	4.750%, 07/01/19	750	768
			1,482

	Tax Revenue - 2.3%
	Omaha Special Tax Revenue, Series A, Callable 02/01/12 @ 101
	5.125%, 02/01/32	500	524
	Omaha Tax Allocation, Convention Center Hotel Redevelopment, Series A, Callable 12/15/14 @100
	5.000%, 12/15/19	400	408
			932
	Utilities - 16.4%
	Alliance Electrical Systems, Callable 06/15/08 @ 100 (AMBAC)
	5.000%, 12/15/14	260	269
	5.100%, 12/15/15	460	477
	Cuming County Public Power District, Pre-refunded 05/15/06 @ 100
	5.600%, 05/15/21 (b)	250	251
	Elkhorn Rural Public Power District Electrical Systems, Callable 03/01/15 @ 100 (AMBAC)
	4.750%, 09/01/25	600	627
	Grand Island Electrical Systems, Callable 06/27/11 @ 100 (MBIA)
	5.125%, 08/15/16	750	800
	Hastings Electrical Systems, Callable 05/01/11 @ 100 (FSA)
	5.000%, 01/01/15	1,000	1,063
	5.000%, 01/01/16	750	794
	Lincoln Electrical Systems, Callable 09/01/11 @ 100
	5.000%, 09/01/15	500	533
	Lincoln Electrical Systems, Callable 09/01/12 @ 100
	5.000%, 09/01/15	500	536
	Lincoln Electrical Systems, Callable 09/01/13 @ 100
	5.000%, 09/01/26	250	261
	Omaha Public Power District, Nebraska City, Series A, Callable 12/01/15 @ 100 (AMBAC)
	4.550%, 02/01/26	750	758
	Omaha Public Power Electrical Systems, Escrowed to Maturity
	6.200%, 02/01/17 (c)	210	244
			6,613
	Total Revenue Bonds		29,754

	General Obligations - 22.5%
	Dawson County School District #20, Gothenburg Public Schools, Pre-refunded 06/15/06 @ 102 (MBIA)
	5.100%, 12/15/16 (b)	365	375
	Douglas County School District #10, Elkhorn Public Schools, Callable 01/10/11 @ 100
	4.500%, 07/15/26 (a)	500	502
	Douglas County School District #17, Millard Public Schools, Series A, Callable 05/15/10 @100 (FSA)
	4.500%, 06/15/25	750	751
	Douglas County School District #54, Ralston Public Schools, Callable 08/15/11 @ 100 (FSA)
	5.000%, 12/15/16	845	897
	La Vista, Callable 12/15/10 @ 100
	4.800%, 12/15/26	345	347
	Lancaster County School District #1, Lincoln Public Schools, Callable 01/15/11 @ 100
	5.250%, 07/15/19	220	234
	Lancaster County School District #1, Lincoln Public Schools, Callable 07/15/12 @ 100
	5.000%, 01/15/17	750	798
	Lincoln-Lancaster County Public Building Community, Tax Supported Lease Rental, Callable 08/18/14 @ 100
	5.000%, 12/01/22	900	955
	Lincoln-Lancaster County Public Building Community, Tax Supported Lease Rental, Callable 04/15/15 @ 100
	4.500%, 10/15/26	750	751
	Omaha, Series A, Escrowed to Maturity
	6.500%, 12/01/18 (c)	825	1,035
	Omaha-Douglas Public Building, Callable 05/01/11 @ 100
	4.900%, 05/01/16	500	525
	5.100%, 05/01/20	300	317
	Omaha-Douglas Public Building, Callable 05/01/15 @ 100
	4.000%, 05/01/20	405	390
	Puerto Rico Public Building Authority, Series I, Callable 07/01/14 @ 100 (COMGTY)
	5.250%, 07/01/33	500	514
	Saunders County, Callable 01/10/11 @ 100 (FSA)
	5.000%, 11/01/30 (a)	650	670
	Total General Obligations		9,061

	Certificates of Participation - 3.2%
	Western Nebraska Community College, Callable 10/15/07 @ 100 (MLO)
	4.700%, 10/15/10	295	299
	4.800%, 10/15/11	195	198
	4.900%, 10/15/12	250	254
	5.000%, 10/15/13	300	305
	5.100%, 10/15/14	250	254
	Total Certificates of Participation		1,310

	Total Municipal Bonds
	(cost $38,684)		40,125

		SHARES
	Short-Term Investment - 3.3%
	First American Tax Free Obligations Fund, Class Z (d)
	(cost $1,318)	1,317,929	1,318

	Total Investments - 102.9%
	(cost $40,002)		41,443
	Other Assets and Liabilities, Net - (2.9)%		(1,185)
	Total Net Assets - 100.0%		$40,258

+
Security valuations for the fund's investments are furnished by one or more independent pricing services that have been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of December 31, 2005, the fund held no fair valued securities.

(a)	Security purchased on a when-issued basis. On December 31, 2005, the total cost of investments purchased on a when-issued basis was $1,672,425 or 4.2% of total net assets.
(b)	Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.
(c)	Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(d)	Investment in affiliated security.This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund.

AMBAC -	American Municipal Bond Assurance Corporation
AMT -	Alternative Minimum Tax. As of December 31, 2005, the aggregate market value of securities subject to the AMT was $1,856,358, which represents 4.6% of total net assets.
COMGTY -	Commonwealth Guaranty
FSA -	Financial Security Assurance
GNMA -	Government National Mortgage Association
MBIA -	Municipal Bond Insurance Association
MLO -	Municipal Lease Obligation
RAAI -	Radian Asset Assurance Inc.

	Schedule of INVESTMENTS December 31, 2005 (unaudited)

	Ohio Tax Free Fund

	DESCRIPTION	PAR (000)	VALUE (000) +

	Municipal Bonds - 98.0%
	Revenue Bonds - 48.1%
	Continuing Care Retirement Communities - 4.2%
	Franklin County Health Care Facilities, Refunding & Improvement, Ohio Presbyterian, Series A, Callable 07/01/12 @ 100 (RAAI)
	5.125%, 07/01/22	$500	$516
	Franklin County Health Care Facilities, Refunding & Improvement, Ohio Presbyterian, Series A, Callable 07/01/15 @ 100
	5.000%, 07/01/26	800	815
	Toledo-Lucas County Port Authority Facilities, St. Mary Woods Project, Series A, Callable 05/15/10 @ 100
	6.000%, 05/15/24	400	407
			1,738
	Economic Development - 0.6%
	Summit County Port Authority Board Funding Program, Garfield Heights Project, Series A, Callable 05/15/14 @ 102
	5.250%, 05/15/23	250	254

	Education - 14.5%
	Ohio State Higher Educational Facilities, Baldwin-Wallace College Project
	5.000%, 12/01/13	750	787
	Ohio State Higher Educational Facilities, College of Wooster Project, Callable 09/01/15 @ 100
	5.000%, 09/01/20	400	419
	Ohio State Higher Educational Facilities, Ohio Northern University Project, Callable 05/01/15 @ 100
	5.000%, 05/01/26	1,000	1,038
	Ohio State Higher Educational Facilities, Wittenburg University Porject, Callable 12/01/15 @100
	5.000%, 12/01/24	505	516
	Ohio State Higher Educational Facilities, Xavier University Project, Callable 05/01/13 @ 100 (FGIC)
	5.250%, 05/01/16	1,000	1,086
	Ohio State University, Series B, Callable 06/01/13 @ 100
	5.250%, 06/01/16	1,000	1,088
	University of Cincinnati, Series A, Callable 06/01/11 @ 101 (FGIC)
	5.500%, 06/01/14	1,000	1,098
			6,032
	Healthcare - 8.0%
	Akron, Bath, Copley Joint Township Hospital Facilities, Summa Health Services, Series A, Callable 11/15/14 @ 100 (RAAI)
	5.250%, 11/15/16	800	852
	Erie County Hospital Facilities, Firelands Regional Medical Center, Series A, Callable 08/15/12 @ 101
	5.500%, 08/15/22	500	525
	Fairfield County Hospital Facilities, Fairfield Medical Center, Callable 06/15/12 @ 100 (RAAI)
	5.000%, 06/15/22	500	512
	Hamilton County Hospital Facilities, Children's Medical Center, Series F (FGIC)
	5.200%, 05/15/09	1,000	1,040
	Lorain County Hospital, Catholic Healthcare, Callable 10/01/12 @ 100
	5.500%, 10/01/17	350	375
			3,304
	Lease Revenue - 7.2%
	Cleveland-Cuyahoga County Port Authority, Rita Project, Callable 11/15/14 @100 (MLO) (RAAI)
	5.000%, 11/15/19	750	785
	Ohio State Building Authority, State Facility, Administration Building Fund, Series A, Callable 04/01/12 @ 100 (FSA) (MLO)
	5.500%, 04/01/16	1,000	1,097
	Riversouth Authority Revenue, Riversouth Area Redevelopment, Series A, Callable 06/01/14 @ 100 (MLO)
	5.250%, 12/01/17	1,000	1,088
			2,970
	Miscellaneous - 2.4%
	Toledo-Lucas County Port Authority Facilities, Cargill Income Project, Series B
	4.500%, 12/01/15	1,000	1,022

	Revolving Funds - 5.1%
	Ohio State Water Development Authority, Escrowed to Maturity, Callable 06/01/06 @ 101 (AMBAC)
	5.800%, 12/01/11 (a)	1,000	1,022
	Ohio State Water Development Authority, Water Pollution Control, Pre-refunded 06/01/12 @ 100
	5.050%, 12/01/21 (b)	1,000	1,081
			2,103
	Tax Revenue - 1.0%
	Toledo-Lucas County Port Authority, Crocker Park Public Improvement Project, Callable 12/01/13 @ 102
	5.250%, 12/01/23	400	414

	Utilities - 5.1%
	Hamilton Electric Systems, Series A, Callable 10/15/15 @ 101
	4.300%, 10/15/16	1,000	1,023
	Montgomery County Water, Greater Moraine Beaver, Callable 11/15/12 @ 100 (AMBAC)
	5.375%, 11/15/16	1,000	1,094
			2,117
	Total Revenue Bonds		19,954

	General Obligations - 46.6%
	Cincinnati, Callable 12/01/11 @ 100
	5.000%, 12/01/16	1,000	1,064
	5.000%, 12/01/17	1,000	1,062
	Dayton City School District, School Facilities Construction & Improvement, Series D (FGIC)
	5.000%, 12/01/11	1,000	1,077
	Dublin City School District, Callable 12/01/14 @ 100
	5.500%, 12/01/16	1,000	1,119
	Dublin, Refunding & Improvement, Series A, Callable 12/01/09 @ 101
	5.250%, 12/01/14	1,000	1,074
	Greater Cleveland Regional Transportation Authority, Pre-refunded 12/01/06 @ 101 (FGIC)
	5.650%, 12/01/16 (b)	1,000	1,031
	Ohio State Common Schools, Series A, Callable 03/15/12 @ 100
	5.125%, 09/15/22	1,750	1,853
	Ohio State Higher Education, Series A, Callable 02/01/11 @ 100
	5.000%, 02/01/19	1,000	1,055
	Ohio State Higher Education, Series A, Callable 02/01/12 @ 100
	5.000%, 08/01/22	1,000	1,052
	Ohio State Higher Education, Series B, Callable 11/01/11 @ 100
	5.000%, 11/01/15	1,000	1,067
	Ohio State Infrastructure Improvement, Series A
	5.500%, 02/01/20	1,000	1,156
	Ohio State Parks & Recreational Facilities, Series II-A, Callable 02/01/15 @ 100
	5.250%, 02/01/20	1,000	1,091
	Revere Local School District (FSA)
	5.000%, 12/01/12	1,150	1,245
	Solon, Callable 12/01/12 @ 100
	5.000%, 12/01/21	1,000	1,059
	Springfield City School District, Callable 12/01/11 @ 102 (FGIC)
	5.200%, 12/01/23	1,000	1,085
	Summit County, Series R (FGIC)
	5.500%, 12/01/21	1,000	1,164
	Toledo City School District, School Facilities Improvement, Callable 12/01/13 @ 100 (FSA)
	5.000%, 12/01/14	1,000	1,082
	Total General Obligations		19,336

	Certificate of Participation - 3.3%
	Midview Local School District, School Buildings Facilities Project, Callable 05/01/13 @ 100 (MLO)
	5.250%, 11/01/17	1,270	1,353

	Total Municipal Bonds
	(cost $39,401)		40,643

		SHARES
	Short-Term Investment - 1.2%
	Federated Ohio Municipal Cash Trust
	(cost $499)	499,331	499

	Total Investments - 99.2%
	(cost $39,900)		41,142
	Other Assets and Liabilities, Net - 0.8%		316
	Total Net Assets - 100.0%		$41,458

+
Security valuations for the fund's investments are furnished by one or more independent pricing services that have been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of December 31, 2005, the fund held no fair valued securities.

(a)	Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(b)	Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.

AMBAC -	American Municipal Bond Assurance Corporation
FGIC -	Financial Guaranty Insurance Corporation
FSA -	Financial Security Assurance
MLO -	Municipal Lease Obligation
RAAI -	Radian Asset Assurance Inc.

	Schedule of INVESTMENTS December 31, 2005 (unaudited)

	Oregon Intermediate Tax Free Fund

	DESCRIPTION	PAR (000)	VALUE (000)+

	Municipal Bonds - 99.7%
	Revenue Bonds - 34.0%
	Continuing Care Retirement Communities - 2.3%
	Clackamas County Hospital Facilities Authority, Mary's Woods, Series A, Callable 05/15/09 @ 102
	6.125%, 05/15/13	$1,000	$1,101
	Clackamas County Hospital Facilities Authority, Robison Jewish Home, Callable 10/01/15 @ 100
	5.125%, 10/01/24	1,000	1,003
	Oregon State Health, Housing, Educational & Cultural Facilities Authority, Oregon Baptist Retirement Homes, Callable until 05/14/06 @ 104
	8.000%, 11/15/26	895	925
			3,029

	Economic Development - 1.1%
	Port Morrow, Callable until 05/31/15 @ 100
	6.250%, 06/01/15	1,500	1,501

	Education - 7.6%
	Forest Grove Campus Improvement, Pacific University Project, Series A, Callable 05/01/15 @ 100 (RAAI)
	5.000%, 05/01/22	3,130	3,258
	Multnomah County Educational Facilities, University of Portland, Callable 04/01/07 @ 102 (AMBAC)
	5.750%, 04/01/10	2,245	2,352
	5.700%, 04/01/15	1,000	1,059
	Oregon State Facilities Authority, Linfield College Project, Series A, Callable 10/01/15 @ 100
	5.000%, 10/01/25	1,000	1,037
	Oregon State Health, Housing, Educational & Cultural Facilities Authority, George Fox University, Series A, Pre-refunded 03/01/07 @ 102 (BA)
	5.450%, 03/01/10 (a)	415	433
	Oregon State Health, Housing, Educational & Cultural Facilities Authority, Reed College, Series A, Callable 07/01/06 @ 102
	5.375%, 07/01/15	2,000	2,052
			10,191

	Healthcare - 5.9%
	Clackamas County Hospital Facilities Authority, Legacy Health Systems, Callable 08/15/09 @ 101
	5.250%, 02/15/11	2,000	2,119
	5.375%, 02/15/12	1,000	1,054
	Medford Hospital Facilities Authority, Asante Health Systems, Series A, Callable 08/15/08 @ 101 (MBIA)
	5.250%, 08/15/11	325	341
	5.375%, 08/15/12	320	337
	Medford Hospital Facilities Authority, Asante Health Systems, Series A, Pre-refunded 08/15/08 @ 101 (MBIA)
	5.250%, 08/15/11 (a)	500	528
	5.375%, 08/15/12 (a)	680	721
	Multnomah County Hospital Facilities Authority, Providence Health Systems, Callable 10/01/14 @ 100
	5.250%, 10/01/22	1,000	1,072
	Salem Hospital Facilities Authority, Callable 08/15/08 @ 101
	5.250%, 08/15/14	1,000	1,041
	Umatilla County Hospital Facilities Authority, Catholic Health Initiatives, Series A
	5.000%, 03/01/12	690	733
			7,946

	Housing - 0.5%
	Oregon State Housing & Community Services, Series A, Callable until 06/30/06 @101
	6.400%, 07/01/18	265	267
	Oregon State Housing & Community Services, Series A, Callable 07/01/06 @ 102
	6.000%, 07/01/16	5	5
	Oregon State Housing & Community Services, Series E, Callable 01/01/10 @ 100 (FHA)
	5.750%, 07/01/13	390	393
			665

	Recreational Facility Authority - 0.8%
	Portland Urban Renewal & Redevelopment, Convention Center, Series A, Callable 06/15/10 @ 101 (AMBAC)
	5.750%, 06/15/15	1,000	1,097

	Tax Revenue - 2.0%
	Medford Urban Renewal Agency, Callable 01/01/13 @ 101
	4.500%, 06/01/13	1,010	1,043
	Oregon State Department of Administrative Services Lottery, Series A, Callable 04/01/10 @ 100 (FSA)
	5.000%, 04/01/12	1,050	1,108
	Tri-County Metropolitan Transportation District, Series 1 (MGT)
	4.900%, 06/01/09	500	520
			2,671

	Transportation - 6.2%
	Oregon State Department of Transportation, Highway User Tax, Series A, Callable 11/15/14 @ 100
	5.000%, 11/15/24	1,325	1,400
	Oregon State Department of Transportation, Highway User Tax, Pre-refunded 11/15/10 @ 100
	5.125%, 11/15/14 (a)	2,260	2,427
	Oregon State Department of Transportation, Highway User Tax, Series A, Pre-refunded 11/15/12 @ 100
	5.500%, 11/15/16 (a)	1,000	1,112
	Port Portland Airport, Series 12-A, Callable 01/01/09 @ 101 (FGIC)
	5.250%, 07/01/11	1,165	1,229
	5.250%, 07/01/12	2,000	2,105
			8,273

	Utilities - 7.6%
	Eugene Electric Utilities, Callable 08/01/06 @ 100 (FSA)
	5.375%, 08/01/11	1,195	1,210
	Eugene Electric Utilities, Callable 08/01/07 @ 100 (FSA)
	5.000%, 08/01/11	1,305	1,337
	Eugene Electric Utilities, Callable 08/01/08 @ 100 (FSA)
	4.800%, 08/01/13	690	710
	Port of St. Helens Pollution Control, Portland General Electric
	4.800%, 04/01/10	2,450	2,481
	4.800%, 06/01/10	400	405
	Washington County Clean Water Services (MBIA)
	5.000%, 10/01/14	1,000	1,090
	Washington County Clean Water Services, Callable 10/01/11 @ 100 (FGIC)
	5.125%, 10/01/14	1,790	1,921
	Washington County Unified Sewer Agency, Series 1 (FGIC)
	5.750%, 10/01/08	1,000	1,064
			10,218
	Total Revenue Bonds		45,591

	General Obligations - 60.0%
	Chemeketa Community College District, Escrowed to Maturity (FGIC)
	5.500%, 06/01/13 (b)	2,170	2,423
	Clackamas & Washington Counties School District #3, Linn-Wilsonville District, Series A, Zero Coupon Bond (FGIC)
	4.415%, 06/15/15 (c)	4,000	2,682
	Clackamas County School District #7, Lake Oswego, Pre-refunded 06/01/11 @ 100
	5.500%, 06/01/12 (a)	1,240	1,359
	Clackamas County School District #7J, Lake Oswego, (FSA)
	5.250%, 06/01/17	2,000	2,232
	5.250%, 06/01/25	200	228
	Clackamas County School District #86, Canby, Callable 06/15/15 @ 100 (FSA)
	5.000%, 06/15/24	1,500	1,590
	Clackamas County School District #86, Canby, Callable 06/15/15 @ 100 (FSA) (SBG)
	5.000%, 06/15/18	1,000	1,079
	5.000%, 06/15/21	1,305	1,396
	Clackamas County School District #86, Canby, Pre-refunded 06/15/10 @ 100 (SBG)
	5.500%, 06/15/15 (a)	1,835	1,989
	Columbia County School District #502, Zero Coupon Bond (FGIC)
	3.900%, 06/01/12 (c)	1,530	1,194
	5.000%, 06/01/16 (c)	1,000	642
	Deschutes & Jefferson Counties School District #2, Pre-refunded 06/15/11 @ 100
	5.500%, 06/15/14 (a)	1,725	1,891
	Deschutes & Jefferson Counties School District #2-J, Redmond, Series A (FGIC) (SBG)
	5.000%, 06/15/13	1,250	1,355
	Deschutes & Jefferson Counties School District #2-J, Redmond, Series B, Zero Coupon Bond (FGIC) (SBG)
	5.090%, 06/15/21 (c)	1,000	501
	Deschutes County, Callable 12/01/12 @ 100 (FSA)
	5.000%, 12/01/14	1,755	1,889
	Eugene Public Safety Facilities, Callable 06/01/06 @ 100 (FGIC)
	5.700%, 06/01/16	1,295	1,308
	Hood River County School District, Callable 06/15/11 @ 100 (SBG)
	5.250%, 06/15/16	1,030	1,105
	Jackson County School District #6, Central Point, Callable 06/15/14 @ 100 (FSA) (SBG)
	5.250%, 06/15/16	1,140	1,253
	Jackson County School District #549, Medford (SBG)
	5.000%, 06/15/12	2,000	2,155
	Josephine County Unit School District Three Rivers (FGIC) (SBG)
	5.000%, 12/15/17	1,000	1,091
	Lake Oswego (MBIA)
	5.250%, 06/01/13	1,035	1,139
	Lane & Douglas Counties School District #97-J (FGIC) (SBG)
	5.375%, 06/15/16	1,235	1,385
	Lane County School District #4, Eugene (FGIC)
	5.000%, 07/01/11	1,785	1,917
	Lane County School District #40, Creswell, Callable 06/15/10 @ 100 (SBG)
	5.000%, 06/15/11	1,120	1,188
	Lane County School District #52, Bethel, Pre-refunded 06/15/10 @ 100 (SBG)
	5.350%, 06/15/11 (a)	1,285	1,385
	Linn County Community School District, Pre-refunded 06/15/13 @ 100 (FGIC) (SBG)
	5.550%, 06/15/21 (a)	1,000	1,122
	Marion & Polk Counties School District #7-J, Silverton, Callable until 05/31/06 @ 100.50 (FSA)
	5.600%, 06/01/06	860	869
	McMinnville School District #40 (FSA)
	5.500%, 06/15/12	620	687
	5.500%, 06/15/13	1,000	1,113
	Metro, Callable 09/01/10 @ 102
	5.250%, 09/01/14	1,000	1,090
	Morrow County School District #1 (FSA) (SBG)
	5.000%, 06/15/14	1,155	1,255
	Multnomah County, Series A, Pre-refunded 04/01/10 @ 100
	5.000%, 04/01/11 (a)	1,000	1,062
	5.125%, 04/01/13 (a)	2,445	2,608
	Multnomah County School District #7, Reynolds, Callable 06/01/10 @ 100 (MBIA)
	5.000%, 06/01/21	1,545	1,618
	Multnomah County School District #7, Reynolds, Pre-refunded 06/15/11 @ 100 (SBG)
	5.625%, 06/15/15 (a)	1,000	1,102
	Multnomah-Clackamas County School District #10, Gresham-Barlow, Pre-refunded 06/15/11 @ 100 (FSA) (SBG)
	5.500%, 06/15/13 (a)	1,780	1,951
	Multnomah-Clackamas County School District #10JT, Gresham-Barlow, (FSA) (SBG)
	5.250%, 06/15/17	1,000	1,116
	Multnomah-Clackamas County School District #28-302, Centennial, Pre-refunded 06/15/11 @ 100 (FGIC) (SBG)
	5.500%, 06/15/14 (a)	1,500	1,644
	Oregon State Pollution Control, Series A, Callable 11/01/07 @ 100
	4.875%, 11/01/11	455	466
	Portland Community College Services, Pre-refunded 06/01/11 @ 100
	5.375%, 06/01/15 (a)	1,375	1,498
	Portland Emergency Facilities, Series A, Callable 06/01/09 @ 100
	5.000%, 06/01/12	1,060	1,109
	Puerto Rico Public Buildings Authority, Series J, Callable 07/01/12 @ 100 (AMBAC) (COMGTY)
	5.000%, 07/01/36	1,000	1,071
	Rogue Community College District, Callable 06/15/15 @ 100 (MBIA)(SBG)
	5.000%, 06/15/22	1,000	1,066
	Salem-Keizer School District #24-J, Callable 06/01/08 @ 100 (FSA)
	5.100%, 06/01/12	2,000	2,075
	Salem-Keizer School District #24-J, Pre-refunded 06/01/09 @ 100 (SBG)
	5.250%, 06/01/12 (a)	1,000	1,060
	Tri-County Metropolitan Transportation District, Light Rail Extension, Series A, Callable 07/01/09 @ 101
	5.250%, 07/01/12	1,000	1,066
	Tualatin Hills Park & Recreation District (FGIC)
	5.750%, 03/01/13	870	983
	Umatilla County School District #016-R, Pendleton (FGIC)
	5.250%, 07/01/14	1,540	1,706
	Wasco County School District #12
	5.500%, 06/15/14	1,080	1,215
	Washington, Multnomah & Yamhill Counties School District #1-J
	5.000%, 11/01/14	1,000	1,090
	Washington, Multnomah & Yamhill Counties School District #1-J (FGIC)
	5.250%, 06/15/14	1,115	1,235
	Washington, Multnomah & Yamhill Counties School District #1-J, Pre-refunded 06/01/09 @ 100
	5.250%, 06/01/12 (a)	1,185	1,256
	Washington & Clackamas Counties School District #23-J, Tigard (FGIC)
	5.250%, 06/01/11	1,335	1,449
	5.500%, 06/01/13	1,000	1,116
	Washington & Clackamas Counties School District #23-J, Tigard, Zero Coupon Bond
	5.820%, 06/15/14 (c)	1,030	729
	Washington County, Callable 06/01/11 @ 100
	5.500%, 06/01/14	2,305	2,519
	Washington County School District #48J, Beaverton, Series A, Callable 12/01/14 @ 100 (FSA)
	5.000%, 06/01/16	1,500	1,625
	Wilsonville, Callable 06/01/08 @ 100
	5.000%, 12/01/10	255	256
	Yamhill County School District #29-J, Newberg (FGIC)(SBG)
	5.250%, 06/15/15	2,010	2,233
	Total General Obligations		80,436

	Certificates of Participation - 5.7%
	Multnomah County, Callable 08/01/08 @ 101 (MLO)
	4.750%, 08/01/11	1,685	1,749
	Multnomah County, Pre-refunded 08/01/08 @ 101 (MLO)
	4.750%, 08/01/11 (a)	515	538
	Oregon State Department of Administrative Services, Series A, Callable 05/01/09 @ 101 (AMBAC) (MLO)
	5.000%, 05/01/14	1,240	1,308
	Oregon State Department of Administrative Services, Series A, Callable 05/01/13 @ 100 (FSA) (MLO)
	5.000%, 05/01/14	1,200	1,293
	Oregon State Department of Administrative Services, Series B, Callable 11/01/07 @ 101 (AMBAC) (MLO)
	5.000%, 11/01/11	315	327
	Oregon State Department of Administrative Services, Series B, Callable 05/01/14 @ 100 (FSA) (MLO)
	5.000%, 05/01/18	1,680	1,798
	Oregon State Department of Administrative Services, Series B, Pre-refunded 11/01/07 @ 101 (AMBAC) (MLO)
	5.000%, 11/01/11 (a)	525	546
	Total Certificates of Participation		7,559
	Total Municipal Bonds
	(cost $129,265)		133,586

		SHARES
	Short-Term Investments - 0.0%
	First American Tax Free Obligations Fund, Class Z (d)
	(cost $29)	29,260	29

	Total Investments - 99.7%
	(cost $129,294)		133,615
	Other Assets and Liabilities, Net - 0.3%		436
	Total Net Assets - 100.0%		$134,051

+
Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of December 31, 2005, the fund held no fair valued securities.

(a)	Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.
(b)	Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(c)	The rate shown is the effective yield at the time of purchase.
(d)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund.
AMBAC -	American Municipal Bond Assurance Corporation
BA -	Bank of America
COMGTY -	Commonwealth Guaranty
FGIC -	Financial Guaranty Insurance Corporation
FHA -	Federal Housing Authority
FSA -	Financial Security Assurance
MBIA -	Municipal Bond Insurance Association
MGT -	Morgan Guaranty Trust
MLO -	Municipal Lease Obligation
RAAI -	Radian Asset Assurance Inc.
SBG -	School Board Guaranty

	Schedule of INVESTMENTS December 31, 2005 (unaudited)

	Short Tax Free Fund

	DESCRIPTION	PAR (000)	VALUE (000) +

	Municipal Bonds - 95.1%
	Alabama - 2.6%
	Revenue Bonds - 1.7%
	Foley Utilities Board, Escrowed to Maturity, Callable 03/01/06 @ 100
	6.000%, 03/01/07 (a)	$1,500	$1,547
	Jefferson County Limited Obligation School Warrant, Series A
	5.000%, 01/01/08	3,500	3,599
			5,146
	General Obligations - 0.9%
	Homewood Warrant, Sewer 7, Escrowed to Maturity, Callable until 02/28/07 @ 100
	6.125%, 03/01/07 (a)	1,340	1,384
	Mobile Warrant, Escrowed to Maturity, Callable until 02/14/07 @ 100
	6.200%, 02/15/07 (a)	1,280	1,320
			2,704
			7,850
	Arizona - 5.7%
	Revenue Bonds - 5.7%
	Glendale Industrial Development Authority
	4.250%, 05/15/08	1,240	1,257
	Maricopa County Hospital, Sun Health Corporation
	5.000%, 04/01/11	3,815	3,981
	Salt River Project, Agricultural Improvement & Power District
	5.000%, 12/01/09	5,500	5,798
	Tempe Industrial Development Authority, Series A
	4.500%, 12/01/06	1,000	1,001
	University Medical Center (PUFG)
	5.000%, 07/01/07	300	306
	5.000%, 07/01/08	700	721
	5.000%, 07/01/09	500	519
	Yavapai County Industrial Development Authority, Waste Management Inc. Project, Series A-1, Mandatory Put 03/01/06 @ 100 (AMT)
	3.650%, 03/01/28	3,100	3,099
			16,682
	California - 0.9%
	Revenue Bonds - 0.9%
	California Statewide Community Development Authority, Daughters of Charity Health
	5.000%, 07/01/09	500	519
	Contra Costa Transportation Authority, Series A, Escrowed to Maturity, Callable until 02/28/07 @ 100
	6.875%, 03/01/07 (a)	2,065	2,109
			2,628
	Colorado - 2.2%
	Revenue Bonds - 2.2%
	Colorado Health Facilities Authority, Covenant Retirement Communities
	4.500%, 12/01/09	500	509
	Colorado Health Facilities Authority, Evangelical Luthern
	5.000%, 06/01/10	435	455
	Colorado Health Facilities Authority, Vail Valley Medical Center Project
	4.000%, 01/15/07	500	501
	Denver City & County Airport, Series E (AMT) (XLCA)
	5.000%, 11/15/07	5,000	5,119
			6,584
	Florida - 0.9%
	Revenue Bond - 0.9%
	Highlands County Health Facilities Authority, The Adventist Health System, Series B
	3.750%, 11/15/06	2,605	2,612

	Georgia - 0.7%
	Revenue Bond - 0.7%
	Cartersville Development Authority, Sewer Facilities, Anheuser Busch (AMT)
	5.625%, 05/01/09	2,075	2,185

	Idaho - 0.1%
	Revenue Bond - 0.1%
	Idaho Falls, Escrowed to Maturity, Callable until 03/31/06 @ 100
	10.250%, 04/01/06 (a)	375	381

	Illinois - 14.4%
	Revenue Bonds - 5.5%
	Chicago O'Hare International Airport, 2nd Lien, Passenger Facilities, Series C (MBIA)
	5.750%, 01/01/09	1,000	1,064
	Chicago Sales Tax Revenue
	5.000%, 01/01/11	3,165	3,374
	Illinois Development Finance Authority, People's Gas, Light & Coke, Series B, Mandatory Put 02/01/08 @ 100 (AMBAC)
	3.050%, 02/01/33 (b)	3,000	2,966
	Illinois Educational Facilities Authority, The Art Institute of Chicago, Mandatory Put 03/01/08 @ 100
	3.100%, 03/01/34	2,000	1,975
	Illinois Finance Authority, Clare at Water Tower Project, Series A
	5.100%, 05/15/11	1,000	996
	Illinois Finance Authority, DePaul University, Series A
	5.000%, 10/01/07	1,000	1,025
	5.000%, 10/01/09	1,000	1,044
	5.000%, 10/01/09	1,355	1,415
	Illinois Finance Authority, Landing at Plymouth Project, Series A
	5.000%, 05/15/11	500	500
	Illinois Health Facilities Authority, Covenant Retirement Communities, Series A (RAAI)
	3.375%, 12/01/06	695	694
	Illinois Health Facilities Authority, University of Chicago, Hospital & Health (MBIA)
	5.000%, 08/15/07	1,000	1,026
	Illinois State Toll Highway Authority, Pre-refunded 07/01/06 @ 100, Callable until 12/31/09 @ 100
	6.750%, 01/01/10 (c)	10	10
			16,089
	General Obligations - 8.9%
	Champaign County Community Unit School District #4
	8.300%, 01/01/07	1,120	1,173
	Chicago, Series D (FSA) (SPA)
	3.510%, 01/01/40 (b)	20,900	20,900
	Cook County High School District #209, Proviso Township (FSA)
	2.650%, 12/01/08 (d)	1,485	1,399
	Lake County School District #112, Highland Park
	9.000%, 12/01/06	1,655	1,737
	9.000%, 12/01/07	1,000	1,101
			26,310
			42,399
	Indiana - 3.3%
	Revenue Bonds - 2.9%
	Indiana Health Facility Financing Authority, Ascension Health Credit
	5.000%, 05/01/09	7,000	7,305
	New Albany & Floyd County School Building (FSA) (MLO)
	5.000%, 01/15/10	1,310	1,383
			8,688
	General Obligation - 0.4%
	Gary Sanitation District, Special Tax District (RAAI)
	3.500%, 02/01/07	1,105	1,105
			9,793
	Iowa - 0.4%
	Revenue Bonds - 0.4%
	Iowa Finance Authority, Diocese of Sioux City (LOC: Wells Fargo Bank)
	3.530%, 03/01/19 (b)	700	700
	Scott County, Ridgecrest Village
	4.000%, 11/15/06	500	498
			1,198
	Kansas - 0.5%
	Revenue Bond - 0.5%
	Augusta Electric Generating & Distribution System, Escrowed to Maturity, Callable 05/15/06 @ 100
	6.700%, 11/15/07 (a)	1,440	1,483

	Kentucky - 0.2%
	Revenue Bonds - 0.2%
	Kentucky State Turnpike Authority, Escrowed to Maturity, Callable until 06/30/07 @ 100
	6.125%, 07/01/07 (a)	225	230
	Owensboro Electric, Light & Power, Escrowed to Maturity, Callable 01/01/06 @ 100
	6.850%, 01/01/08 (a)	445	459
			689
	Louisiana - 3.9%
	Revenue Bonds - 1.1%
	Louisiana State Health & Education Authority, Lambeth House Project, Pre-refunded 10/01/06 @ 102
	9.000%, 10/01/26 (c)	1,000	1,061
	Tangipahoa Parish Hospital Service District #1, North Oaks Medical Center Project
	5.000%, 02/01/11	2,035	2,107
			3,168
	General Obligation - 2.8%
	Louisiana State, Series A
	5.000%, 08/01/09	8,000	8,407
			11,575
	Michigan - 4.1%
	Revenue Bonds - 4.1%
	Detroit Water Supply Systems, Series D (MBIA) (SPA)
	3.580%, 07/01/33	1,000	1,000
	Green Lake Economic Development, Interlochen Center Project (LOC: Bank One)
	3.400%, 06/01/34 (b)	3,500	3,500
	Michigan State Hospital Finance Authority, Harper-Grace Hospital, Escrowed to Maturity, Callable until 04/30/09 @ 100
	7.125%, 05/01/09 (a)	320	339
	Michigan State Hospital Finance Authority, Henry Ford Health System, Series A
	5.000%, 03/01/06	1,000	1,003
	Michigan State Hospital Finance Authority, Marquette General Hospital Obligated Group
	5.000%, 05/15/10	1,205	1,255
	5.000%, 05/15/11	1,000	1,045
	Michigan State Hospital Finance Authority, Oakwood Obligated Group
	5.000%, 11/01/06	1,000	1,012
	Michigan State Strategic Fund, Dow-Chemical Project, Mandatory Put 06/01/06 @ 100
	3.800%, 06/01/14 (b)	1,800	1,802
	Michigan Strategic Fund Limited Obligation, Ford Motor Company Project, Series A
	7.100%, 02/01/06	1,085	1,084
			12,040
	Minnesota - 10.1%
	Revenue Bonds - 8.2%
	Burnsville YMCA Project (LOC: Wells Fargo Bank)
	3.480%, 08/01/16	3,975	3,975
	Hennepin County Housing & Redevelopment Authority, Loring Park Apartments, Callable 08/15/06 @ 102.50, Mandatory Put 02/15/09 @ 100 (AMT) (FNMA)
	3.050%, 06/15/34 (b)	2,000	1,959
	Mendota Heights, Multifamily Housing Mortgage (LOC: Wells Fargo Bank)
	3.480%, 11/01/31 (b)	1,925	1,925
	Minneapolis Children's Theatre Project (LOC: Wells Fargo Bank)
	3.480%, 10/01/33 (b)	2,000	2,000
	Minneapolis Healthcare System, Allina Health System, Series A
	5.000%, 11/15/06	1,895	1,920
	Minneapolis Healthcare System, Fairview Health Services, Series B (AMBAC) (SPA)
	3.510%, 11/15/29 (b)	400	400
	Minneapolis Housing, One Ten Grant Project (FNMA)
	3.380%, 09/01/08 (b)	500	500
	Minneapolis Multifamily Housing, Hedwigs Assisted Living Project (LOC: Wells Fargo Bank)
	3.480%, 12/01/27 (b)	385	385
	Minnesota Municipal Power Agency
	4.500%, 10/01/10	1,000	1,034
	Minneapolis Nursing Home, Catholic Eldercare Project (LOC: Wells Fargo Bank)
	3.480%, 12/01/27 (b)	1,055	1,055
	Minnesota State Higher Educational Facilities Authority, Bethel College, Series 5 (LOC: Allied Irish Bank)
	3.580%, 06/01/34 (b)	2,250	2,250
	Minnesota State Higher Education Facilities Authority, Carleton College, Series 5-G (SPA)
	3.380%, 11/01/29 (b)	950	950
	Minnesota State Higher Education Facilities Authority, Series 4S, Mandatory Put 04/01/08 @ 100 (LOC: Allied Irish Bank)
	4.600%, 04/01/28 (b)	1,200	1,224
	Minnesota State Higher Education Facilities Authority, St. Catherine College, Series 5-N2 (LOC: Allied Irish Bank) (VRDO)
	3.480%, 10/01/32 (b)	2,300	2,300
	Monticello, Big Lake Community Hospital District, Series C
	4.250%, 12/01/07	865	859
	Northwestern Mutual Life Insurance Co. Tax-Exempt Mortgage Trust #1 (LOC: Credit Suisse First Boston)
	7.605%, 02/15/09 (b)	23	23
	St. Paul Housing & Redevelopment Authority, Cretin-Derham Project (LOC: Allied Irish Bank) (VRDO)
	3.530%, 02/01/26 (b)	300	300
	St. Paul Port Authority Lease Revenue, HealthEast Midway Campus
	5.000%, 05/01/10	700	707
	University of Minnesota, Series A (SPA)
	3.580%, 01/01/34 (b)	400	400
			24,166
	General Obligations - 1.9%
	Hennepin County, Series A (SPA)
	3.380%, 12/01/25 (b)	1,620	1,620
	Minneapolis Covention Center (SPA)
	3.380%, 12/01/18 (b)	1,000	1,000
	Minneapolis Convention Center, Series A (SPA)
	3.380%, 12/01/14 (b)	935	935
	Minneapolis, Guthrie Parking Ramp, Callable until 11/30/28 @ 100 (SPA)
	3.380%, 12/01/28 (b)	300	300
	Minneapolis Library (SPA)
	3.380%, 12/01/32 (b)	1,200	1,200
	St. Cloud Infrastructure Management (SPA) (VRDO)
	3.430%, 02/01/16 (b)	400	400
			5,455
			29,621
	Mississippi - 1.1%
	General Obligation - 1.1%
	Mississippi State, Escrowed to Maturity
	6.200%, 02/01/08 (a)	3,025	3,171

	Nebraska - 1.8%
	Revenue Bonds - 1.8%
	Douglas County Hospital Authority #002, Nebraska Medical Center (GTY)
	5.000%, 11/15/07	1,000	1,025
	5.000%, 11/15/08	1,000	1,035
	Lincoln Electrical Systems, Series CC (FSA)
	3.550%, 09/10/13 (b)	1,000	1,000
	Nebraska Investment Finance Authority, Catholic Health Initiatives, Series A
	5.500%, 12/01/07	2,000	2,075
			5,135
	Nevada - 2.0%
	Revenue Bonds - 2.0%
	Clark County Pollution Control, Series A, Mandatory Put 03/02/09 @ 100 (AMT)
	3.250%, 06/01/31 (b)	3,000	2,920
	Clark County Pollution Control, Series C, Mandatory Put 03/02/09 @ 100 (AMT)
	3.250%, 06/01/31 (b)	3,000	2,920
			5,840
	New Hampshire - 0.7%
	Revenue Bond - 0.7%
	New Hampshire Health & Education Facilities Authority, Dartmouth College (SPA)
	3.520%, 06/01/23 (b)	1,900	1,900

	New Jersey - 6.4%
	Revenue Bonds - 5.9%
	New Jersey Economic Development Authority, Arbor Glen Project, Series A, Pre-refunded 05/15/06 @ 102
	8.000%, 05/15/12 (c)	1,820	1,884
	New Jersey Economic Development Authority, Cigarette Tax
	5.000%, 06/15/07	2,000	2,035
	New Jersey Economic Development Authority, School Facilities Construction, Series O
	5.000%, 03/01/09	3,000	3,133
	New Jersey Healthcare Facilities Financing Authority, Capital Health Systems, Series A
	5.000%, 07/01/07	2,465	2,506
	5.000%, 07/01/08	1,585	1,624
	New Jersey State Transportation System, Series C
	5.000%, 06/15/09	3,490	3,654
	New Jersey State Turnpike Authority, Escrowed to Maturity
	6.750%, 01/01/09 (a)	2,585	2,577
			17,413
	General Obligation - 0.5%
	Bayonne
	5.000%, 10/27/06	1,500	1,508
			18,921
	New Mexico - 0.7%
	Revenue Bond - 0.7%
	Gallup Pollution Control, Tri-state Generation (AMBAC)
	5.000%, 08/15/10	1,910	2,023

	New York - 2.2%
	Revenue Bonds - 2.2%
	Monroe County Airport Authority, Greater Rochester International (AMT) (MBIA)
	5.000%, 01/01/09	1,175	1,217
	New York State Dormitory Authority, Rochester General Hospital
	5.000%, 12/01/10	1,970	2,078
	Port Authority of New York & New Jersey (AMT)
	5.000%, 07/15/07	3,125	3,194
			6,489
	North Carolina - 0.9%
	Revenue Bonds - 0.9%
	North Carolina Medical Care Commission, Health Care Facilities, Series A
	2.500%, 11/01/07	1,000	979
	University North Carolina Chapel Hill, University Hospital, Series A
	5.000%, 02/01/10	1,060	1,111
	5.000%, 02/01/11	500	527
			2,617
	Ohio - 2.1%
	Revenue Bonds - 2.1%
	Allen County Economic Development, Young Men's Christian Association, Mandatory Put 04/14/08 @ 100
	3.000%, 04/15/18 (b)	5,000	4,932
	Toledo-Lucas County Port Authority, Crocker Park Public Improvement Project
	3.000%, 12/01/06	1,090	1,084
			6,016
	Oklahoma - 0.4%
	Revenue Bond - 0.4%
	Ponca City Utility Authority, Escrowed to Maturity, Callable until 06/30/08 @ 100
	6.000%, 07/01/08 (a)	1,110	1,182

	Pennsylvania - 3.2%
	Revenue Bonds - 2.7%
	Chartiers Valley Industrial & Commercial Development Authority, Friendship Village South, Series A
	3.150%, 08/15/06	400	398
	3.450%, 08/15/07	300	296
	Hampden Township Sewer Authority, Escrowed to Maturity, Callable until 03/31/07 @ 100
	6.150%, 04/01/07 (a)	865	886
	Pennsylvania Higher Education Facilities Authority, University of Pennsylvania, Health Systems, Series B
	5.000%, 08/15/08	5,000	5,171
	Ringgold School District Authority, Escrowed to Maturity, Callable until 01/14/08 @ 100
	6.700%, 01/15/08 (a)	995	1,036
			7,787
	General Obligation - 0.5%
	Pittsburgh, Series A (MBIA)
	5.000%, 09/01/09	1,515	1,593
			9,380
	Puerto Rico - 1.5%
	General Obligation - 1.5%
	Puerto Rico Commonwealth, Series C, Mandatory Put 07/01/08 @ 100
	5.000%, 07/01/18 (b)	4,250	4,351

	Rhode Island - 0.7%
	Revenue Bond - 0.7%
	Rhode Island Housing & Mortgage Financial, Homeowner Opportunity, Series 50-C (AMT)
	4.000%, 04/01/08	2,070	2,083

	South Carolina - 2.9%
	Revenue Bonds - 2.9%
	Charleston County Hospital Facilities, Carealliance Health Services, Series A
	5.000%, 08/15/07	700	715
	Piedmont Municipal Power Agency, Subseries B-1 (MBIA) (SPA)
	3.550%, 01/01/34 (b)	4,900	4,900
	Piedmont Municipal Power Agency, Subseries B-3 (AMBAC) (VRDO)
	3.550%, 01/01/34 (b)	1,000	1,000
	Richland-Lexington Columbia Apartments (AMT) (CIFG)
	4.000%, 01/01/07	670	673
	4.000%, 01/01/08	700	706
	South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series C
	4.500%, 08/01/06	660	663
			8,657
	South Dakota - 0.6%
	Revenue Bond - 0.6%
	Sioux Falls Health Facilities, Dow Rummel Village Project, Series B, Mandatory Put 11/15/07 @ 100, Callable 11/15/07 @ 100
	4.750%, 11/15/33	1,675	1,678

	Tennessee - 2.8%
	Revenue Bond - 2.8%
	Sullivan County Health Educational & Housing Facilities, Wellmont Health Systems Project
	4.500%, 09/01/06	1,500	1,504
	Tennergy Gas, Escrowed to Maturity (MBIA)
	5.000%, 06/01/06 (a)	6,800	6,849
			8,353
	Texas - 10.3%
	Revenue Bonds - 7.6%
	Brazos River Authority, Utilities Electric Co., Series B, Mandatory Put 06/19/06 @ 100 (AMT)
	5.050%, 06/01/30 (b)	1,730	1,742
	Brownsville Utility Systems, Series A (MBIA) (SPA)
	3.550%, 09/01/27 (b)	5,975	5,975
	Gulf Coast Waste Disposal Authority, Series C, Mandatory Put 05/01/06 @ 100 (AMT)
	3.200%, 05/01/28	4,000	3,990
	Houston Health Facilities Development, Buckingham Senior Living Community, Series A, Callable 02/15/09 @ 100
	4.900%, 02/15/10	1,020	1,023
	Jefferson County Health Facilities Development Authority, Baptist Hospitals (AMBAC) (FHA)
	4.200%, 08/15/07	1,450	1,467
	North Central Texas Health Facility Development, Baylor Health Care Systems Project
	5.500%, 05/15/06	3,500	3,526
	5.500%, 05/15/07	1,000	1,026
	Richardson Hospital Authority
	4.000%, 12/01/06	1,165	1,168
	5.000%, 12/01/07	1,230	1,256
	Southeast Hospital Financing Agency, Memorial Hospital System Project, Escrowed to Maturity, Callable until 11/30/08 @ 100
	8.500%, 12/01/08 (a)	520	563
	Tyler Health Facilities Development, Mother Frances Hospital
	5.000%, 07/01/07	575	586
			22,322
	General Obligations - 2.7%
	Donna Independent School District
	4.000%, 02/15/11	1,505	1,535
	Northside Independent School District, Series B, Callable 02/01/06 @ 100, Mandatory Put 08/01/06 @ 100 (PSFG) (SPA)
	2.450%, 08/01/33 (b)	6,600	6,548
			8,083
			30,405
	Utah - 0.7%
	Revenue Bond - 0.7%
	Utah State Board, University of Utah Hospital, Series A (MBIA)
	5.000%, 08/01/09	1,855	1,947

	Virginia - 0.8%
	Revenue Bond - 0.8%
	Chesapeake Hospital Authority, Chesapeake General Hospital, Series A
	5.000%, 07/01/07	2,300	2,341

	Washington - 0.7%
	Revenue Bond - 0.7%
	Portland & Seattle Intermediate Lien, Series A
	5.000%, 03/01/10	2,000	2,115

	West Virginia - 1.0%
	Revenue Bond - 1.0%
	Putnam County Pollution Control, Appalachian Power Company Project, Series E, Mandatory Put 11/01/06 @ 100
	2.800%, 05/01/19 (b)	3,000	2,965

	Wisconsin - 1.6%
	Revenue Bonds - 1.6%
	Wisconsin State Health & Educational Facilities Authority, Childrens Hospital of Wisconsin, Series A
	4.500%, 08/15/08	1,500	1,537
	Wisconsin State Health & Educational Facilities Authority, Froedert & Community Health, Series A
	5.000%, 04/01/10	1,000	1,051
	Wisconsin State Health & Educational Facilities Authority, Gundersen Lutheran, Series A (FSA)
	5.000%, 02/15/08	1,000	1,032
	Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Services, Series A
	5.000%, 08/15/07	1,000	1,023
			4,643

	Total Municipal Bonds
	(cost $281,419)		279,932

		SHARES

	Short-Term Investment - 3.6%
	First American Tax Free Obligations Fund, Class Z (e)
	(cost $10,713)	10,713,497	10,713

	Total Investments - 98.7%
	(cost $292,132)		290,645
	Other Assets and Liabilities, Net - 1.3%		3,710
	Total Net Assets - 100.0%		$294,355

+
Security valuations for the fund's investments are furnished by one or more independent pricing services that have been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of December 31, 2005, the fund held no fair valued securities.

(a)	Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price
	indicated.
(b)	Variable Rate Security - The rate shown is the rate in effect as of December 31, 2005.
(c)	Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.
(d)
Delayed Interest (Step-Bonds) - Securities for which the coupon rate of internest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of December 31, 2005.

(e)	Investment in affiliated security.This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund.

AMBAC -	American Municipal Bond Assurance Corporation
AMT -	Alternative Minimum Tax. As of December 31, 2005, the aggregate market value of securities subject to the AMT was $31,807,020, which represents 10.8% of total net assets.
CIFG -	CDC IXIS Financial Guaranty
FHA -	Federal Housing Authority
FNMA -	Federal National Mortgage Association
FSA -	Financial Security Assurance
GTY -	Guaranty
LOC -	Letter of Credit
MBIA -	Municipal Bond Insurance Association
MLO -	Municipal Lease Obligation
PSFG -	Permanent School Fund Guarantee
PUFG -	Permanent University Fund Guarantee
RAAI -	Radian Asset Assurance Inc.
SPA -	Standby Purchase Agreement
VRDO -	Variable Rate Demand Obligation. Floating or variable rate obligation maturing in more than one year. The interest rate is based on specific, or an index of,
	market interest rates, and is subject to change periodically. This instrument may also have a demand feature which allows the recovery of principal at any
	time, or at specific intervals not exceeding one year, on up to 30 days notice. Maturity date shown represents final maturity.
XLCA -	XL Capital Assurance Inc.

	Schedule of INVESTMENTS December 31, 2005 (unaudited)

	Tax Free Fund

	DESCRIPTION	PAR (000)	VALUE (000) +

	Municipal Bonds - 97.7%
	Alabama - 0.8%
	Revenue Bonds - 0.8%
	Bessemer Water Revenue, Callable 07/01/06 @ 102 (AMBAC)
	5.750%, 07/01/16	$2,500	$2,580
	Camden Industrial Development Board Weyerhauser Company, Series A, Callable 12/01/13 @ 100
	6.125%, 12/01/24	1,000	1,108
	Camden Industrial Development Board Weyerhauser Company, Series B, Callable 12/01/13 @ 100 (AMT)
	6.375%, 12/01/24	350	383
			4,071
	Alaska - 1.7%
	Revenue Bonds - 1.3%
	Alaska Energy Authority, Bradley Lake, Third Series (FSA)
	6.000%, 07/01/10	1,000	1,102
	6.000%, 07/01/11	4,040	4,512
	Alaska State Housing Finance Corporation, Series A, Callable 06/01/07 @ 102 (MBIA)
	5.900%, 12/01/19	695	716
			6,330
	General Obligation - 0.4%
	Anchorage, Series B, Callable 07/01/12 @ 100 (MBIA)
	5.000%, 07/01/22	2,000	2,108
			8,438
	Arizona - 2.1%
	Revenue Bonds - 2.1%
	Arizona Health Facilities Authority, The Terraces Project, Series A, Callable 11/15/13 @ 101
	7.500%, 11/15/23	3,000	3,375
	Arizona State Transportation Board, Pre-refunded 07/01/09 @ 100
	6.000%, 07/01/12 (a)	3,830	4,160
	Maricopa County Industrial Development Authority, Senior Living Healthcare Revenue, Immanuel Care, Series A, Callable 02/20/16 @ 100 (GNMA)
	4.850%, 08/20/26 (b)	1,760	1,780
	Tempe Industrial Development Authority, Friendship Villiage Project, Series A
	5.375%, 12/01/13	1,300	1,318
			10,633
	Arkansas - 0.3%
	Revenue Bond - 0.3%
	Washington County Arkansas Hospital, Regional Medical Center, Series B, Callable 02/01/15 @ 100
	5.000%, 02/01/30	1,500	1,506

	California - 9.7%
	Revenue Bonds - 6.1%
	California Pollution Control Filing Authority, Solid Waste Disposal Revenue, Waste Management Project, Series B, Callable 07/01/15 @ 101 (AMT) (GTY)
	5.000%, 07/01/27	2,500	2,504
	California Pollution Control Filing Authority, Solid Waste Disposal Revenue, Waste Management Project, Series C, Callable 11/01/15 @ 101 (AMT)
	5.125%, 11/01/23	5,000	5,110
	California State Department of Water, Series A, Pre-refunded 05/01/12 @ 101
	5.375%, 05/01/22 (a)	4,500	4,992
	California State Public Works Board Mental Health-Coalinga, Series A, Callable 06/01/14 @ 100 (MLO)
	5.500%, 06/01/19	3,000	3,263
	California Statewide Communities Development Authority, Los Angeles Jewish Home, Callable 11/01/13 @ 100 (CMI)
	5.250%, 11/15/23	4,000	4,230
	Chula Vista Industrial Development, San Diego Gas & Electric, Series A (AMT)
	4.900%, 03/01/23	2,500	2,507
	Golden State Tobacco Securitization, Series B, Pre-refunded 06/01/13 @ 100
	5.500%, 06/01/33 (a)	6,940	7,717
			30,323
	General Obligations - 3.6%
	California State, Callable 04/01/09 @ 101
	4.750%, 04/01/22	500	507
	California State, Callable 02/01/13 @ 100
	5.000%, 02/01/21	5,500	5,760
	California State, Callable 02/01/14 @ 100
	5.000%, 02/01/33	2,000	2,058
	California State, Callable 03/01/16 @ 100
	4.500%, 03/01/30	10,000	9,812
			18,137
			48,460
	Colorado - 4.2%
	Revenue Bonds - 4.0%
	Colorado Housing & Finance Authority, Waste Disposal Management Income Project (AMT)
	5.700%, 07/01/18	1,590	1,683
	Colorado State Educational & Cultural Facilities Authority, Classical Academy Charter School Project, Pre-refunded 12/01/11 @ 100
	7.250%, 12/01/21 (a)	1,500	1,780
	Colorado State Health Facilities Authority, Covenant Retirement Communities, Series B, Callable 12/01/12 @ 101
	6.125%, 12/01/33	1,150	1,231
	Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities, Callable 10/01/12 @ 100
	5.900%, 10/01/27	2,500	2,678
	Colorado State Health Facilities Authority, Evangelical Lutheran Health Facilities, Callable 06/01/16 @ 100
	5.000%, 06/01/29	2,000	2,028
	Colorado State Health Facilities Authority, Parkview Medical Center, Callable 09/01/11 @ 100
	6.500%, 09/01/20	1,000	1,107
	Colorado State Health Facilities Authority, Vail Valley Medical Center, Callable 01/15/12 @ 100
	5.800%, 01/15/27	1,500	1,581
	E-470 Public Highway Authority, Capital Appreciation, Series B, Zero Coupon Bond (MBIA)
	5.110%, 09/01/26 (c)	5,385	2,005
	La Junta Hospital, Arkansas Valley Medical Center Project, Callable 04/01/09 @ 101
	6.000%, 04/01/19	1,000	1,048
	Montrose Memorial Hospital, Callable 12/01/13 @ 102
	6.000%, 12/01/28	1,000	1,070
	6.000%, 12/01/33	1,000	1,067
	Northwest Parkway Public Highway Authority, Zero Coupon Bond (AMBAC)
	6.290%, 06/15/29 (c)	10,000	2,634
			19,912
	General Obligation - 0.2%
	Antelope Water Systems General Improvement District, Callable 12/01/15 @ 100
	5.125%, 12/01/35	1,000	1,005
			20,917
	Florida - 3.0%
	Revenue Bonds - 1.9%
	Capital Trust Agency, Fort Lauderdale Project, Callable 01/01/14 @ 101 (AMT)
	5.750%, 01/01/32	1,000	1,013
	Florida State Department of Transportation, Alligator Alley, Callable 07/01/07 @ 101 (FGIC)
	5.125%, 07/01/13	1,280	1,325
	Miami-Dade County Aviation, Miami International Airport, Series A, Callable 10/01/15 @ 100 (AMT)
	5.000%, 10/01/38	2,000	2,028
	Palm Beach County, Park & Recreational Facilities, Pre-refunded 11/01/06 @ 102 (FSA)
	5.250%, 11/01/16 (a)	5,000	5,176
			9,542
	General Obligation - 1.1%
	Florida State Department of Transportation Right-of-Way, Callable 07/01/06 @ 101
	5.250%, 07/01/17	5,525	5,631
			15,173
	Georgia - 2.5%
	Revenue Bonds - 2.5%
	Fulton County Developement Authority, Maxon Atlantic Station, Series A, Mandatory Put 03/01/15 @ 100 (AMT)
	5.125%, 03/01/26	2,300	2,282
	Fulton County Residential Care Facilities, Canterbury Court Project, Series A, Callable 02/15/14 @ 101
	6.125%, 02/15/26	1,500	1,565
	6.125%, 02/15/34	2,500	2,565
	Gainesville & Hall County Hospital Authority, Northeast Georgia Health Systems Project, Callable 05/15/11 @ 100
	5.500%, 05/15/31	5,000	5,166
	Georgia Municipal Electric Authority Power, Series BB (MBIA)
	5.250%, 01/01/25	1,000	1,132
			12,710
	Hawaii - 1.7%
	General Obligation - 1.7%
	Hawaii State, Series CN, Pre-refunded 03/01/07 @ 102 (FGIC)
	5.500%, 03/01/14 (a)	8,000	8,358

	Illinois - 11.4%
	Revenue Bonds - 7.6%
	Bolingbrook, Residential Mortgages, Escrowed to Maturity (FGIC)
	7.500%, 08/01/10 (d)	990	1,087
	Illinois Development Finance Authority, Adventist Health System, Pre-refunded 11/15/09 @ 101
	5.500%, 11/15/29 (a)	5,000	5,399
	Illinois Financial Authority, Clare At Water Tower Project, Series A, Callable 05/15/16 @ 100
	6.000%, 05/15/25	2,350	2,353
	Illinois Financial Authority, Friendship Village Schaumburg, Series A, Callable 02/15/15 @ 100
	5.375%, 02/15/25	1,700	1,695
	Illinois Financial Authority, Landing at Plymouth Place Project, Series A, Callable 05/15/16 @ 100
	6.000%, 05/15/37	2,300	2,308
	Illinois Health Facilities Authority, Condell Medical Center, Callable 05/15/12 @ 100
	5.500%, 05/15/32	2,500	2,571
	Illinois Health Facilities Authority, Covenant Retirement Communities, Callable 12/01/11 @ 101
	5.875%, 12/01/31	4,500	4,694
	Illinois Health Facilities Authority, Covenant Retirement Communities, Series A, Callable 12/01/12 @ 100 (RAAI)
	5.500%, 12/01/22	4,000	4,238
	Illinois Health Facilities Authority, Lutheran Senior Ministries, Series A, Callable 08/15/11 @ 101
	7.375%, 08/15/31	3,000	3,232
	Illinois State Development Finance Authority, Pollution Control Illinois Power Company Project, Series A, Pre-refunded 07/01/06 @ 102
	7.375%, 07/01/21 (a)	500	520
	Illinois State Development Finance Authority, Waste Management Project (AMT)
	5.850%, 02/01/07	1,000	1,021
	Illinois State Educational Facilities Authority, Augustana College, Pre-refunded 10/01/07 @ 100 (CLE)
	5.875%, 10/01/17 (a)	500	522
	Illinois State Toll Highway Authority, Series A
	6.300%, 01/01/12	1,000	1,136
	Metropolitan Pier & Exposition Authority, McCormick Place, Illinois Dedicated State Tax, Class B (MBIA)
	0.000%, 06/15/22 (e)	5,000	3,104
	Northern Illinois University, Auxiliary Facilities Systems, Partially Pre-refunded 04/01/07 @ 100 (FGIC)
	5.700%, 04/01/16 (a)	1,000	1,028
	Rock Island, Friendship Manor Project, Escrowed to Maturity
	7.000%, 06/01/06 (d)	260	260
	Rockford Multifamily Housing, Rivers Edge Apartments, Series A, Callable 01/20/08 @ 102 (AMT) (GNMA)
	5.875%, 01/20/38	1,215	1,248
	Southern Illinois University, Housing & Auxiliary, Series A, Zero Coupon Bond (MBIA)
	5.500%, 04/01/20 (c)	2,280	1,187
			37,603
	General Obligations - 3.8%
	Cook County, Series A (MBIA)
	6.250%, 11/15/12	9,090	10,437
	Cook County Community School District #97, Oak Park, Series B (FGIC)
	9.000%, 12/01/11	2,235	2,857
	Illinois State, Callable 05/01/06 @ 102 (MBIA)
	5.750%, 05/01/21	1,410	1,449
	Illinois State, Callable 02/01/07 @ 101 (FGIC)
	5.250%, 02/01/13	1,400	1,441
	McHenry County Community Unit, School District #20 Woodstock, Series A, Pre-refunded 01/01/08 @ 100 (FSA)
	5.850%, 01/01/16 (a)	560	588
	St. Clair County, Callable 10/01/09 @ 102 (FGIC)
	6.000%, 10/01/11	2,020	2,229
			19,001
			56,604
	Indiana - 3.0%
	Revenue Bonds - 3.0%
	Crown Point, Multi-School Building Corporation, First Mortgage (MBIA)
	7.875%, 01/15/06	2,630	2,633
	Indiana State Municipal Power Agency, Power Supply, Series B (MBIA)
	6.000%, 01/01/11	1,000	1,110
	6.000%, 01/01/12	1,000	1,123
	Indiana Transportation Finance Authority, Series A (AMBAC)
	5.750%, 06/01/12	3,185	3,564
	Indianapolis Airport Authority, Special Facilities, Federal Express Corporation Project (AMT) (GTY)
	5.100%, 01/15/17	3,000	3,118
	St. Joseph County Industries Hospital Authority, Madison Center Obligation Group Project, Callable 02/15/15 @ 100
	5.250%, 02/15/28	3,500	3,477
			15,025
	Iowa - 1.3%
	Revenue Bonds - 1.3%
	Iowa Higher Education Loan Authority, Central College Project, Callable 10/01/11 @ 100 (RAAI)
	5.500%, 10/01/31	1,500	1,572
	Iowa Higher Education Loan Authority, Private College Facility - Simpson College, Callable 12/01/10 @ 102
	5.100%, 12/01/35	2,000	2,000
	Iowa Higher Education Loan Authority, Wartburg College, Series A, Callable 10/01/13 @ 100
	5.100%, 10/01/25	1,635	1,633
	Muscatine Electric, Escrowed to Maturity, Callable until 12/31/12 @ 100
	6.700%, 01/01/13 (d)	920	1,012
			6,217
	Louisiana - 1.4%
	Revenue Bonds - 1.4%
	Baton Rouge Sales & Use Tax, Public Improvements, Series A, Callable 08/01/08 @ 101.50 (FGIC)
	5.250%, 08/01/15	2,030	2,141
	Jefferson Parish, Drain Sales Tax (AMBAC)
	5.000%, 11/01/11	1,000	1,064
	Jefferson Parish, Home Mortgage Authority, Escrowed to Maturity, Callable until 07/31/11 @ 100 (FGIC) (FHA)
	7.100%, 08/01/11 (d)	1,000	1,149
	Lafayette, Public Improvement Sales Tax, Series B (FGIC)
	7.000%, 03/01/08	1,000	1,070
	Louisiana Public Facilities Authority, Tulane University of Louisiana, Series A-1, Callable 11/15/07 @ 102 (MBIA)
	5.100%, 11/15/14	1,500	1,556
			6,980
	Massachusetts - 0.7%
	Revenue Bonds - 0.7%
	Boston Industrial Development Financing Authority, Crosstown Center Project, Callable 09/01/12 @ 102 (AMT)
	6.500%, 09/01/35	2,500	2,507
	Massachusetts State Health & Educational Facilities Authority, U Mass Memorial Issue, Series D, Callable 07/01/15 @ 100
	5.000%, 07/01/33	1,000	996
			3,503
	Michigan - 1.1%
	Revenue Bond - 0.4%
	Kent Hospital Financial Authority, Metropolitan Hospital Project, Series A, Callable 07/01/15 @ 100
	5.250%, 07/01/30	2,000	2,019
	General Obligation - 0.7%
	Thornapple Kellogg School Building & Site, Callable 11/01/12 @ 100 (MQSBLF)
	5.500%, 05/01/14	1,485	1,635
	5.500%, 05/01/16	1,810	1,996
			3,631
			5,650
	Minnesota - 5.9%
	Revenue Bonds - 5.9%
	Cuyuna Range Hospital District, Callable 06/01/13 @ 101
	5.200%, 06/01/25	1,000	1,003
	Cuyuna Range Hospital District, Series A, Callable 06/01/07 @ 102
	6.000%, 06/01/29	650	666
	Duluth Economic Development Authority, Benedictine Health System, Callable 02/15/14 @ 100
	5.250%, 02/15/33	3,500	3,591
	Fergus Falls Health Care Facilities Authority, Series A, Callable until 11/01/18 @ 100
	7.000%, 11/01/19	150	151
	Maple Grove Health Care Facilities, North Memorial Health Care, Callable 09/01/15 @ 100
	4.250%, 09/01/25	1,000	949
	Minneapolis Health Care System, Fairview Health Services, Series A, Pre-refunded 05/15/12 @ 101
	5.625%, 05/15/32 (a)	7,000	7,812
	Minnesota Agricultural & Economic Developement Board, Health Care System, Fairview, Series A, Callable 11/15/10 @ 101
	6.375%, 11/15/29	95	103
	Minnesota Agricultural & Economic Developement Board, Health Care System, Fairview, Series A, Pre-refunded 11/15/10 @ 101
	6.375%, 11/15/29 (a)	2,905	3,287
	Monticello, Big Lake Community Hospital, Series C, Callable 12/01/12 @ 100
	6.200%, 12/01/22	2,995	3,168
	Shakopee Health Care Facilities St. Francis Regional Medical Center, Callable 09/01/14 @100
	5.250%, 09/01/34	1,000	1,027
	Southern Minnesota Municipal Power Agency, Capital Appreciation, Series A, Zero Coupon Bond (MBIA)
	4.550%, 01/01/21 (c)	3,500	1,800
	4.550%, 01/01/24 (c)	2,245	995
	St. Anthony Housing & Redevelopment Authority Chandler Place Project, Callable 05/20/06 @ 102 (FHA) (GNMA)
	6.250%, 11/20/25	1,000	1,030
	St. Paul Housing & Redevelopment Hospital Authority, HealthEast Project
	5.250%, 11/15/14	990	1,017
	Stillwater Health Care, Health System Obligation Group, Callable 06/01/15 @ 100
	5.000%, 06/01/35	3,000	3,046
			29,645
	Missouri - 0.7%
	Revenue Bonds - 0.7%
	Cape Girardeau County Authority, Southeast Missouri Hospital, Callable 06/01/12 @ 100
	5.750%, 06/01/32	2,500	2,603
	Sugar Creek, Lafarge North America, Series A, Callable 06/01/13 @ 101 (AMT)
	5.650%, 06/01/37	1,000	1,037
			3,640
	Nebraska - 1.5%
	Revenue Bonds - 1.5%
	Douglas County Zoo Facility, Omaha Henry Doory Zoo Project, Callable 04/13/15 @ 100
	4.750%, 09/01/24	2,750	2,777
	Nebraska Educational Finance Authority, Concordia University Project, Callable 12/15/08 @ 100
	5.250%, 12/15/15	500	515
	5.350%, 12/15/18	540	554
	Nebraska Educational Finance Authority, Midland Lutheran College, Series A, Callable 09/15/13 @ 100
	5.600%, 09/15/29	1,800	1,807
	Washington County Wastewater Facilities, Cargill Project, Callable 11/01/12 @ 101 (AMT)
	5.900%, 11/01/27	1,700	1,854
			7,507
	Nevada - 2.5%
	Revenue Bonds - 2.5%
	Carson City, Carson-Tahoe Hospital Project, Callable 09/01/12 @ 101
	5.750%, 09/01/31	5,000	5,194
	Clark County Industrial Development, Southwest Gas Corporation Project, Series A, Callable 07/01/14 @ 100 (AMBAC) (AMT)
	5.250%, 07/01/34	4,000	4,164
	Director of the State of Nevada, Development of Business & Industry, Las Ventanas Retirement Project, Series B
	6.000%, 11/15/14	750	772
	Director of the State of Nevada, Development of Business & Industry, Las Ventanas Retirement Project, Series B, Callable 11/15/14 @ 100
	6.750%, 11/15/23	2,300	2,366
			12,496
	New Hampshire - 0.4%
	Revenue Bonds - 0.4%
	New Hampshire Health & Educational Facilities Authority Covenant Health, Callable 07/01/14 @ 100
	5.375%, 07/01/24	1,250	1,315
	New Hampshire Health & Educational Facilities Authority, Speare Memorial Hospital, Callable 07/01/15 @ 100
	5.875%, 07/01/34	800	830
			2,145
	New Jersey - 0.7%
	General Obligation - 0.7%
	Camden County, Municipal Utilities Authority Sewer Revenue Refunding, Series C, Callable 07/15/08 @ 101 (FGIC)
	5.100%, 07/15/12	3,500	3,668

	New York - 0.8%
	General Obligation - 0.8%
	New York, Series C, Callable 03/15/12 @ 100
	5.250%, 03/15/32	3,590	3,758

	North Carolina - 1.0%
	Revenue Bond - 1.0%
	North Carolina Medical Care Community Health Care Facilities, Pennybyrn at Maryfield, Series A, Callable 10/01/15 @ 100
	6.000%, 10/01/23	4,700	4,797

	North Dakota - 0.5%
	Revenue Bond - 0.5%
	North Dakota State Board of Higher Education, Bismark State College, Callable 05/01/15 @ 100
	5.350%, 05/01/30	2,500	2,491

	Ohio - 1.4%
	Revenue Bonds - 1.0%
	Cincinnati Water System, Callable 06/01/11 @ 100
	5.000%, 12/01/20	125	132
	Cleveland Waterworks, Series H, Pre-refunded 01/01/06 @ 102 (MBIA)
	5.750%, 01/01/16 (a)	1,460	1,489
	Ohio State Higher Educational Facility, Baldwin-Wallace College Project, Callable 06/01/14 @ 100
	5.125%, 12/01/17	1,490	1,556
	5.250%, 12/01/19	1,540	1,614
			4,791
	General Obligation - 0.4%
	Toledo-Lucas County Port Authority, Crocker Park Public Improvement Project, Callable 12/01/13 @ 102
	5.250%, 12/01/23	2,000	2,070
			6,861
	Oklahoma - 0.6%
	Revenue Bond - 0.6%
	Norman Regional Hospital Authority, Callable 09/01/16 @ 100
	5.375%, 09/01/29	1,000	1,012
	5.375%, 09/01/36	2,000	2,015
			3,027
	Oregon - 1.3%
	Revenue Bond - 1.3%
	Washington County Unified Sewer Agency, Series 1 (FGIC)
	5.750%, 10/01/10	6,110	6,728

	Pennsylvania - 2.0%
	Revenue Bonds - 0.9%
	Chester Upland School Authority, Series A, Callable 09/01/07 @ 100 (FSA)
	5.250%, 09/01/17	2,000	2,059
	Erie County Industrial Development Authority, International Paper Company Project, Series A, Callable 11/01/14 @ 100 (AMT)
	5.000%, 11/01/18	1,350	1,345
	Westmoreland County Industrial Developement Authority, Redstone Retirement Community, Series A, Callable 01/01/16 @ 100
	5.750%, 01/01/26	1,200	1,231
			4,635
	General Obligation - 1.1%
	Pennsylvania State, Callable 03/15/07 @ 101.50 (AMBAC)
	5.125%, 09/15/11	5,000	5,174
			9,809
	Puerto Rico - 2.0%
	Revenue Bonds - 1.9%
	Puerto Rico Electric Power Authority, Series RR, Callable 07/01/15 @ 100 (CIFG)
	5.000%, 07/01/29	5,000	5,247
	Puerto Rico Public Building Authority, Series I, Callable 07/01/14 @ 100 (COMGTY)
	5.250%, 07/01/33	4,000	4,116
			9,363
	General Obligation - 0.1%
	Puerto Rico Public Improvements, Callable 07/01/10 @ 100 (MBIA)
	5.750%, 07/01/26	500	545
			9,908
	Rhode Island - 1.1%
	General Obligation - 1.1%
	Rhode Island State, Series A, Pre-refunded 08/01/07 @ 101 (MBIA)
	5.125%, 08/01/12 (a)	5,055	5,247

	South Carolina - 1.4%
	Revenue Bonds - 1.4%
	Georgetown County Environmental Improvement, International Paper, Series A, Callable 12/01/15 @ 100 (AMT)
	5.550%, 12/01/29	700	706
	Lexington County Health Services District, Lexington Medical Center, Callable 11/01/13 @ 100
	5.500%, 11/01/23	2,000	2,117
	Richland-Lexington South Carolina Airport District, Columbia Metropolitain Airport, Callable 01/01/16 @ 100 (AMT) (CIFG)
	4.500%, 01/01/24	1,400	1,375
	South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series A, Callable 08/01/13 @ 100
	6.125%, 08/01/23	1,250	1,390
	South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series C, Prerefunded 08/01/13 @ 100
	6.375%, 08/01/34	1,115	1,251
	South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series C, Callable 08/01/13 @ 100
	6.375%, 08/01/34	135	151
			6,990
	South Dakota - 1.5%
	Revenue Bonds - 1.0%
	Sioux Falls, Dow Rummel Village Project, Series A, Callable 11/15/12 @ 100
	6.625%, 11/15/23	2,200	2,286
	South Dakota Economic Development Finance Authority, DTS Project, Series A, Callable 04/01/09 @ 102 (AMT)
	5.500%, 04/01/19	1,055	1,097
	South Dakota Economic Development Finance Authority, Pooled Loan Project - Davis Family, Series 4-A, Callable 04/01/14 @ 100 (AMT)
	6.000%, 04/01/29	1,400	1,478
			4,861
	General Obligation - 0.1%
	Sioux Falls School District #49-5, Series B, Callable 07/01/16 @ 100
	4.750%, 07/01/20	510	534

	Certificate of Participation - 0.4%
	Deadwood, Callable 11/01/15 @ 100 (ACA) (MLO)
	5.000%, 11/01/20	2,000	2,053
			7,448
	Tennessee - 2.6%
	Revenue Bonds - 2.6%
	Johnson City Health & Educational Facilities Authority Mountain States Health, Series A, Callable 07/01/12 @ 103
	7.500%, 07/01/33	2,500	2,938
	Shelby County Health, Educational & Housing Facilities Board Methodist Healthcare, Pre-refunded 09/01/12 @ 100
	6.500%, 09/01/21 (a)	1,125	1,313
	6.500%, 09/01/21 (a)	1,875	2,189
	Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health Systems Project, Pre-refunded 09/01/12 @ 101
	6.250%, 09/01/32 (a)	5,500	6,305
			12,745
	Texas - 14.7%
	Revenue Bonds - 9.6%
	Abilene Health Facilities Development, Sears Methodist Retirement Project, Callable 05/15/09 @ 101
	5.875%, 11/15/18	500	513
	6.000%, 11/15/29	2,000	2,029
	Abilene Health Facilities Development, Sears Methodist Retirement Project, Series A, Callable 11/15/08 @ 101
	5.875%, 11/15/18	2,500	2,558
	Abilene Health Facilities Development, Sears Methodist Retirement Project, Series A, Callable 11/15/13 @ 101
	7.000%, 11/15/33	4,000	4,341
	Bexar County Housing Finance Authority, American Opportunity Housing, Colinas LLC Project, Series A, Callable 01/01/11 @ 102 (MBIA)
	5.800%, 01/01/31	2,000	2,097
	Brazos River Authority PCR-Texas Utility Company, Callable 04/01/13 @ 101 (AMT)
	7.700%, 04/01/33	2,500	2,935
	Brazos River Harbor District, Dow Chemical, Series A-5, Mandatory Put 05/15/12 @ 100 (AMT)
	5.700%, 05/15/33	2,500	2,689
	Crawford Education Facilities, University of St. Thomas Project, Callable 10/01/12 @ 100
	5.250%, 10/01/22	1,300	1,330
	5.375%, 10/01/27	1,750	1,801
	Harris County Health Facilities Development, Memorial Hospital Systems Project, Series A, Callable 06/01/07 @ 102 (MBIA)
	5.500%, 06/01/17	8,000	8,357
	Red River Authority Sewer & Solidwaste Disposal Excel Corporation Project, Callable 02/01/12 @ 101 (AMT)
	6.100%, 02/01/22	3,775	3,999
	Richardson Hospital Authority, Richardson Regional Hospital, Callable 12/01/13 @ 100
	6.000%, 12/01/34	9,500	10,249
	Texas Water Development Board, Series A, Callable 07/15/06 @ 100
	5.500%, 07/15/10	2,500	2,531
	Travis County Health Facilities, Querencia Barton Creek Project, Callable 11/15/15 @ 100
	5.500%, 11/15/25	1,300	1,278
	5.650%, 11/15/35	1,100	1,085
			47,792
	General Obligations - 5.1%
	Cypress-Fairbanks Independent School District, Pre-refunded 02/15/10 @ 100 (PSFG)
	5.500%, 02/15/18 (a)	5,000	5,393
	Fort Bend Independent School District, Escrowed to Maturity, Callable until 02/15/13 @ 100 (PSFG)
	5.000%, 02/15/14 (d)	500	544
	Laredo Independent School District (PSFG)
	6.750%, 08/01/09	2,290	2,537
	Remington Municipal Utility District #1, Series A, Callable 09/01/08 @ 100 (RAAI)
	5.800%, 09/01/25	1,000	1,045
	San Antonio Independent School District, Pre-refunded 08/15/08 @ 100 (PSFG)
	5.125%, 08/15/14 (a)	6,000	6,271
	Spring Branch Independent School District, Pre-refunded 02/01/10 @ 100 (PSFG)
	5.750%, 02/01/25 (a)	2,400	2,601
	Texas State, Water Development, Callable 08/01/06 @ 100
	5.400%, 08/01/21	6,750	6,825
			25,216
	Certificates of Participation - 0.0%
	Texas Employment Commission, North Austin Building Project, Callable 01/15/06 @ 100 (MLO)
	8.350%, 02/01/06	20	20
	8.350%, 08/01/06	50	50
	8.400%, 08/01/07	25	25
	8.450%, 08/01/08	55	55
	Texas Employment Commission, Emnora Lane Project (MLO)
	8.000%, 11/01/06	30	31
	8.050%, 05/01/07	20	20
			201
			73,209
	Utah - 0.2%
	Revenue Bonds - 0.2%
	Intermountain Power Agency, Utah Power Supply, Series A (AMBAC)
	6.500%, 07/01/11	365	417
	Intermountain Power Agency, Utah Power Supply, Series A, Escrowed to Maturity (AMBAC)
	6.500%, 07/01/11 (d)	635	728
			1,145
	Virginia - 0.2%
	Revenue Bond - 0.2%
	Arlington County Industrial Development Authority, Berkeley Apartments, Callable 12/01/10 @ 102 (AMT) (FNMA)
	5.850%, 12/01/20	1,000	1,068

	Washington - 5.1%
	Revenue Bonds - 1.6%
	Energy Northwest, Washington Wind Project, Pre-refunded 01/01/07 @ 103
	5.600%, 07/01/15 (a)	4,640	4,876
	Snohomish County Public Utilities District #1, Escrowed to Maturity, Callable until 01/01/11 @ 100
	6.750%, 01/01/12 (d)	1,000	1,109
	Washington State Public Power Supply System, Nuclear Project #3, Series A, Callable 07/01/07 @ 102 (FSA)
	5.250%, 07/01/16	1,000	1,045
	Washington State Public Power Supply System, Nuclear Project #3, Series B
	7.125%, 07/01/16	600	751
			7,781
	General Obligations - 3.5%
	King County, Series F, Callable 12/01/07 @ 100
	5.125%, 12/01/14	5,000	5,157
	Washington State, Series C, Pre-refunded 01/01/07 @ 100
	5.500%, 01/01/17 (a)	4,190	4,282
	Washington State Motor Vehicle Fuel Tax, Series D, Pre-refunded 01/01/07 @ 100 (FGIC)
	5.375%, 01/01/22 (a)	8,000	8,166
			17,605
			25,386
	Wisconsin - 3.9%
	Revenue Bonds - 3.9%
	Amery, Apple River Hospital Project, Callable 06/01/08 @ 100
	5.700%, 06/01/13	1,440	1,464
	Wisconsin State Health & Educational Facilities Authority, Attic Angel Obligation Group, Callable 11/15/08 @ 102
	5.750%, 11/15/27	1,000	999
	Wisconsin State Health & Educational Facilities Authority, Beaver Dam Community Hospitals, Series A, Callable 08/15/14 @ 100
	6.750%, 08/15/34	1,000	1,084
	Wisconsin State Health & Educational Facilities Authority, Beloit Memorial Hospital, Callable until 07/01/08 @ 100
	5.800%, 07/01/09	555	556
	Wisconsin State Health & Educational Facilities Authority, Eastcastle Place Income Project, Callable 12/01/11 @ 100
	6.000%, 12/01/24	1,000	1,024
	Wisconsin State Health & Educational Facilities Authority, Marshfield Clinic, Series B, Callable 02/15/12 @ 100
	6.000%, 02/15/25	3,500	3,736
	Wisconsin State Health & Educational Facilities Authority, Meriter Hospital, Callable 12/01/06 @ 102 (MBIA)
	6.000%, 12/01/17	2,000	2,082
	Wisconsin State Health & Educational Facilities Authority, New Castle Place Project, Series A, Callable 12/01/11 @ 101
	7.000%, 12/01/31	2,000	2,071
	Wisconsin State Health & Educational Facilities Authority, Southwest Health Center, Series A, Callable 04/01/14 @ 100
	6.250%, 04/01/34	2,000	2,036
	Wisconsin State Health & Educational Facilities Authority, Synergy Health, Callable 08/15/13 @ 100
	6.000%, 11/15/23	1,500	1,622
	Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Services, Callable 02/15/12 @ 100
	5.750%, 08/15/30	2,500	2,664
			19,338
	Wyoming - 0.8%
	Revenue Bond - 0.8%
	Teton County Hospital District, St. John's Medical Center, Callable 06/01/12 @ 101
	6.750%, 12/01/22	2,100	2,203
	6.750%, 12/01/27	1,500	1,559
			3,762
	Total Municipal Bonds
	(cost $458,245)		487,063

	Short-Term Investment - 1.3%	SHARES
	First American Tax Free Obligations Fund, Class Z (f)
	(cost $6,444)	6,444,480	6,444

	Total Investments - 99.0%
	(cost $464,689)		493,507
	Other Assets and Liabilities, Net - 1.0%		5,176
	Total Net Assets - 100.0%		$498,683

+
Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of December 31, 2005, the fund held no fair valued securities.

(a)	Pre-refunded issues are typically backed by U.S. Government obligations. These bonds mature at the call date and price indicated.
(b)	Security purchased on a when-issued basis. On December 31, 2005, the total cost of investments purchased on a when-issued basis was $1,760,000 or 0.4% of total net assets. .
(c)	The rate shown is the effective yield at the time of purchase.
(d)	Escrowed to Maturity issues are typically backed by U.S. Government obligations. If callable, these bonds may still be subject to call at the call date and price indicated.
(e)
Delayed Interest (Step-Bonds) - Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of December 31, 2005.

(f)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund.
ACA -	American Capital Access
AMBAC -	American Municipal Bond Assurance Corporation
AMT -	Alternative Minimum Tax. As of December 31, 2005, the aggregate market value of securities subject to the AMT
	was $49,151,043, which represents 9.9% of total net assets.
CIFG -	CDC IXIS Financial Guaranty
CLE -	Connie Lee Insurance Company
CMI -	California Mortgage Insurance Program
COMGTY -	Commonwealth Guaranty
FGIC -	Financial Guaranty Insurance Corporation
FHA -	Federal Housing Authority
FNMA -	Federal National Mortgage Association
FSA -	Financial Security Assurance
GNMA -	Government National Mortgage Association
GTY -	Guaranty
MBIA -	Municipal Bond Insurance Association
MLO -	Municipal Lease Obligation
MQSBLF -	Michigan Qualified School Board Loan Fund Program
PSFG -	Permanent School Fund Guarantee
RAAI -	Radian Asset Assurance Inc.

	Schedule of INVESTMENTS December 31, 2005 (unaudited)

	Core Bond Fund

	DESCRIPTION	PAR (000)	VALUE (000) +

	U.S. Government Agency Mortgage-Backed Securities - 28.2%
	Adjustable Rate (a) - 3.5%
	Federal Home Loan Mortgage Corporation
	4.998%, 05/01/25, #846757	$384	$396
	4.944%, 04/01/29, #847190 (b)	3,347	3,420
	5.259%, 03/01/30, #847180 (b)	4,666	4,808
	4.887%, 07/01/30, #847240 (b)	4,540	4,641
	4.961%, 06/01/31, #846984 (b)	1,941	1,961
	Federal National Mortgage Association Pool
	5.274%, 08/01/30, #555843 (b)	10,732	10,999
	5.478%, 03/01/31, #545359	1,391	1,419
	5.172%, 09/01/33, #725553 (b)	3,749	3,825
	5.291%, 11/01/34, #735054	13,684	13,528
	5.000%, 05/01/35, #357883 (b)	19,814	19,252
			64,249
	Fixed Rate - 24.7%
	Federal Home Loan Mortgage Corporation Gold Pool
	4.000%, 10/01/10, #M80855	12,813	12,489
	4.500%, 03/01/18, #P10023	3,120	3,080
	4.500%, 05/01/18, #P10032	6,784	6,700
	5.000%, 05/01/18, #E96700	12,222	12,142
	6.500%, 01/01/28, #G00876	1,679	1,733
	6.500%, 11/01/28, #C00676	3,116	3,209
	6.500%, 12/01/28, #C00689	2,157	2,222
	6.500%, 04/01/29, #C00742	1,314	1,353
	6.500%, 07/01/31, #A17212	6,732	6,933
	6.000%, 11/01/33, #A15521	4,778	4,830
	Federal National Mortgage Association Pool
	7.750%, 06/01/08, #001464	8	8
	3.790%, 07/01/13, #386314	25,611	23,911
	5.500%, 02/01/14, #440780 (b)	3,400	3,431
	7.000%, 02/01/15, #535206	883	920
	7.000%, 08/01/16, #591038 (b)	1,867	1,946
	5.500%, 12/01/17, #673010	5,793	5,839
	5.000%, 06/01/18, #555545 (b)	8,852	8,787
	5.000%, 11/01/18, #750989 (b)	21,198	20,991
	4.500%, 01/01/19, #755666 (b)	4,991	4,864
	5.000%, 11/01/19, #725934	4,184	4,140
	5.500%, 01/01/20, #735386	10,373	10,442
	4.500%, 06/01/20, #828929	6,436	6,262
	5.500%, 06/01/20, #735792	8,793	8,849
	6.000%, 10/01/22, #254513	5,556	5,634
	5.500%, 10/01/24, #255456	14,519	14,477
	5.500%, 01/01/25, #255575 (b)	12,694	12,657
	5.500%, 02/01/25, #255628	17,712	17,660
	7.000%, 04/01/26, #340798	598	624
	7.000%, 05/01/26, #250551	642	671
	6.500%, 02/01/29, #252255	2,585	2,665
	6.500%, 12/01/31, #254169	8,469	8,715
	6.000%, 04/01/32, #745101	15,194	15,464
	7.000%, 07/01/32, #254379	4,069	4,244
	7.000%, 07/01/32, #545813 (b)	1,767	1,843
	7.000%, 07/01/32, #545815 (b)	1,121	1,170
	6.000%, 09/01/32, #254447 (b)	6,366	6,431
	6.000%, 03/01/33, #688330	10,095	10,196
	5.500%, 04/01/33, #694605	11,642	11,568
	6.500%, 05/01/33, #555798	8,552	8,802
	5.500%, 06/01/33, #843435	7,640	7,591
	5.500%, 07/01/33, #709446 (b)	14,314	14,214
	5.500%, 07/01/33, #728667	5,567	5,529
	5.500%, 08/01/33, #733380 (b)	13,345	13,252
	5.000%, 10/01/33, #741897	14,661	14,245
	6.000%, 11/01/33, #772130	1,020	1,030
	6.000%, 11/01/33, #772256	1,252	1,265
	5.500%, 12/01/33, #756202 (b)	9,669	9,601
	6.000%, 12/01/33, #756200	5,261	5,312
	5.000%, 03/01/34, #725205 (b)	9,110	8,852
	5.000%, 03/01/34, #725248 (b)	4,535	4,406
	5.000%, 03/01/34, #725250 (b)	8,064	7,836
	5.500%, 04/01/34, #725424 (b)	12,313	12,226
	5.500%, 05/01/34, #357571 (b)	15,391	15,255
	5.000%, 06/01/34, #782909 (b)	6,564	6,373
	6.500%, 06/01/34, #735273 (b)	13,327	13,703
	5.500%, 10/01/34, #255411	2,775	2,754
	6.000%, 10/01/34, #781776	2,612	2,636
	6.500%, 10/01/34, #803797 (b)	7,947	8,161
	6.000%, 09/01/35, #832711	9,985	10,076
	6.000%, 09/01/35, #832773	9,458	9,544
	Government National Mortgage Association Pool
	4.750%, 08/20/23, #008259 (a)	2	3
	7.500%, 11/15/30, #537699 (b)	750	792
	6.000%, 11/15/33, #612374	10,071	10,313
			462,871

	Total U.S. Government Agency Mortgage-Backed Securities		527,120
	(cost $535,642)

	U.S. Government & Agency Securities - 21.3%
	U.S. Agency Debentures - 4.0%
	Federal Home Loan Bank
	4.430%, 04/07/08, Callable 04/07/06 @ 100 (b)	37,210	36,932
	Federal Home Loan Mortgage Corporation
	4.375%, 03/01/10, Callable 03/01/06 @ 100	19,000	18,624
	Federal National Mortgage Association
	6.125%, 03/15/12 (b)	9,200	9,846
	5.250%, 08/01/12	9,065	9,125
			74,527
	U.S. Treasuries - 17.3%
	U.S. Treasury Bonds
	9.000%, 11/15/18 (b)	12,440	17,793
	8.750%, 08/15/20 (b)	6,300	9,070
	6.250%, 08/15/23 (b)	33,500	40,038
	7.625%, 02/15/25 (b)	6,055	8,352
	5.500%, 08/15/28 (b)	34,520	38,857
	5.250%, 11/15/28	14,170	15,472
	5.250%, 02/15/29 (b)	35,155	38,407
	5.375%, 02/15/31 (b)	6,170	6,938
	U.S. Treasury Notes
	4.375%, 11/15/08 (b)	21,070	21,073
	4.250%, 10/15/10 (b)	57,820	57,513
	4.500%, 11/15/10 (b)	51,105	51,385
	4.250%, 08/15/15 (b)	18,815	18,574
	4.500%, 11/15/15 (b)	1,335	1,346
			324,818

	Total U.S. Government & Agency Securities		399,345
	(cost $393,688)

	Asset-Backed Securities - 20.9%
	Automotive - 3.0%
	Ford Credit Auto Owner Trust
	Series 2005-B, Class A3
	4.170%, 01/15/09	9,825	9,760
	Harley Davidson Motorcycle Trust
	Series 2005-4, Class A2
	4.850%, 06/15/12	7,325	7,327
	Hertz Vehicle Financing
	Series 2005-2A, Class A6
	5.080%, 11/25/11 (c)	14,690	14,713
	Nissan Auto Receivables Owner Trust
	Series 2005-B, Class A2
	3.750%, 09/15/07	6,765	6,743
	Volkswagen Auto Loan Enhanced Trust
	Series 2005-1, Class A4
	4.860%, 04/20/12	18,400	18,415
			56,958
	Commercial - 11.8%
	Bank of America Commercial Mortgage
	Series 2004-5, Class A3
	4.561%, 11/10/41	14,830	14,516
	Bank of America - First Union NB Commercial Mortgages
	Series 2001-3, Class A1
	4.890%, 04/11/37	5,820	5,793
	Bear Stearns Commercial Mortgage Securities
	Series 2005-PW10, Class A4
	5.405%, 12/11/40	10,185	10,396
	Citigroup/Deutsche Bank Commercial Mortgage Trust
	Series 2005-CD1, Class A4
	5.225%, 07/15/44 (b)	23,480	23,725
	Commercial Mortgage
	Series 2004-CNL, Class A1
	4.590%, 09/15/14 (a) (c)	11,740	11,737
	Series 2005-LP5, Class A2
	4.630%, 05/10/43	14,180	13,987
	Deutsche Mortgage and Asset Receiving
	Series 1998-C1, Class A2
	6.538%, 06/15/31	7,439	7,596
	Global Signal Trust
	Series 2004-2A, Class A
	4.232%, 12/15/14 (c)	11,480	11,096
	GMAC Commercial Mortgage Securities
	Series 2004-C2, Class A1
	3.896%, 08/10/38	9,737	9,539
	Greenwich Capital Commercial Funding
	Series 2003-C1, Class A2
	3.285%, 07/05/35	14,170	13,511
	Series 2005-GG5, Class A5
	5.224%, 04/10/37 (b)	25,135	25,391
	JP Morgan Chase Commercial Mortgage Securities
	Series 2005-LDP5, Class A4
	5.179%, 12/15/44 (b)	19,600	19,833
	LB-UBS Commercial Mortgage Trust
	Series 2003-C3, Class A2
	3.086%, 05/15/27	19,520	18,710
	Morgan Stanley Capital Investments
	Series 1999-FNV1, Class A1
	6.120%, 03/15/31	1,238	1,241
	Nomura Asset Securities
	Series 1998-D6, Class A1B
	6.590%, 03/15/30	12,465	12,871
	Wachovia Bank Commercial Mortgage Trust
	Series 2005-C19, Class A5
	4.661%, 05/15/44	21,080	20,779
			220,721
	Credit Card - 3.0%
	American Express Credit Account
	Series 2004-4, Class C
	4.840%, 03/15/12 (a) (c)	4,500	4,509
	Chase Issuance Trust
	Series 2005-A9, Class A9
	4.389%, 11/15/11 (a)	7,830	7,830
	MBNA Credit Card Master Note Trust
	Series 2001-A1, Class A1
	5.750%, 10/15/08	9,124	9,161
	Series 2003-C6, Class C6
	5.549%, 12/15/10 (a)	4,800	4,891
	Series 2005-A1, Class A1
	4.200%, 09/15/10	14,285	14,124
	Providian Gateway Master Trust
	Series 2004-DA, Class A
	3.350%, 09/15/11 (c)	15,310	14,916
			55,431
	Equipment Leases - 0.6%
	Caterpillar Financial Asset Trust
	Series 2005-A, Class A2
	3.660%, 12/26/07	10,545	10,374

	Home Equity - 1.0%
	Amresco Residential Security Mortgage
	Series 1997-3, Class A9
	6.960%, 03/25/27	614	585
	Countrywide Asset-Backed Certificates
	Series 2003-BC1, Class A1
	4.779%, 03/25/33 (a) (d)	1,120	1,153
	Series 2003-SC1, Class M2
	5.879%, 09/25/23 (a) (d)	3,726	3,734
	First Franklin Mortgage Loan
	Series 2004-FFB, Class A3
	4.264%, 06/25/24	4,265	4,239
	Residential Asset Securities
	2004-KS3, Class A2B2
	4.589%, 04/25/34 (a) (d)	6,923	6,938
	Saxon Asset Securities Trust
	Series 2004-1, Class A
	4.649%, 03/25/35 (a) (d)	3,020	3,032
			19,681
	Other - 1.5%
	GRP/AG Real Estate Asset Trust
	Series 2004-2, Class A
	4.210%, 07/25/34 (c) (d)	1,467	1,437
	Series 2005-1, Class A
	4.850%, 01/25/35 (c) (d)	3,835	3,802
	Small Business Administration
	Series 2005-P10B, Class 1
	4.940%, 08/10/15	10,965	10,877
	Williams Street Funding
	Series 2004-4, Class A
	4.320%, 09/23/10 (a) (c)	6,390	6,291
	Series 2005-1, Class A
	4.464%, 01/23/11 (a) (c)	5,870	5,768
			28,175

	Total Asset-Backed Securities		391,340
	(cost $395,398)

	Collateralized Mortgage Obligation -
	Private Mortgage-Backed Securities - 14.9%
	Adjustable Rate (a) - 6.3%
	Adjustable Rate Mortgage Trust
	Series 2005-10, Class 1A21
	4.759%, 01/25/36	12,301	12,249
	Citigroup Mortgage Loan Trust
	Series 2005-7, Class 2A1A
	4.863%, 09/25/35	13,762	13,552
	Granite Mortgages
	Series 2003-1, Class 1C
	5.624%, 01/20/43 (d)	7,000	6,955
	MLCC Mortgage Investors
	Series 2003-G, Class A3
	5.706%, 01/25/29	7,408	7,514
	Series 2003-H, Class A3A
	5.811%, 01/25/29	2,007	2,025
	Series 2004-B, Class A3
	5.549%, 05/25/29	5,849	5,939
	Morgan Stanley Mortgage Loan Trust
	Series 2004-9, Class 1A
	6.250%, 11/25/34	9,580	9,662
	Sequoia Mortgage Trust
	Series 2004-4, Class X1
	0.757%, 05/20/34 (e)	166,883	948
	Series 2004-5, Class A1
	5.505%, 06/20/34	7,017	7,054
	Series 2004-7, Class A2
	5.351%, 08/20/34	6,001	6,012
	Structured Mortgage Loan Trust
	Series 2004-11, Class A
	6.096%, 08/25/34	3,134	3,160
	Thornburg Mortgage Securities Trust
	Series 2005-2, Class A1
	4.599%, 07/25/45	9,727	9,727
	Wachovia Mortgage Loan Trust
	Series 2005-B, Class 1A1
	4.993%, 10/20/35	11,835	11,735
	Wells Fargo Mortgage Backed Securities Trust
	Series 2003-D, Class A1
	4.826%, 02/25/33	6,022	6,115
	Series 2004-N, Class A3
	4.101%, 08/25/34	16,045	15,926
			118,573
	Fixed Rate - 8.6%
	Bank of America Mortgage Securities
	Series 2003-6, Class 1A30
	4.750%, 08/25/33	7,350	7,204
	Series 2004-G, Class 2A3
	4.232%, 08/25/34	10,594	10,490
	Citicorp Mortgage Securities
	Series 2005-4, Class 1A6
	5.500%, 07/25/35	13,732	13,593
	Countrywide Alternative Loan Trust
	Series 2004-2CB, Class 1A1
	4.250%, 03/25/34	7,159	7,070
	Series 2004-24CB, Class 1A1
	6.000%, 11/25/34	7,650	7,674
	GMAC Mortgage Corporation Loan Trust
	Series 2004-J5, Class A7
	6.500%, 01/25/35	9,787	9,936
	GSR Mortgage Loan Trust
	Series 2004-10F, Class 3A1
	5.500%, 08/25/19	8,180	8,195
	Master Alternative Loans Trust
	Series 2005-2, Class 1A3
	6.500%, 03/25/35	5,520	5,623
	Master Asset Securitization Trust
	Series 2003-6, Class 3A1
	5.000%, 07/25/18	10,168	10,004
	Residential Asset Mortgage Products
	Series 2003-SL1, Class M1
	7.319%, 04/25/31	8,663	8,882
	Series 2004-SL4, Class A3
	6.500%, 07/25/32	4,901	4,986
	Residential Asset Securitization Trust
	Series 2002-A12, Class 1A1
	5.200%, 11/25/32	496	493
	Washington Mutual
	Series 2003-S10, Class A2
	5.000%, 10/25/18	11,590	11,437
	Series 2004-S3, Class 3A3
	6.000%, 07/25/34	7,000	7,039
	Wells Fargo Mortgage Backed Securities Trust
	Series 2003-14, Class A1
	4.750%, 12/25/18	10,291	10,078
	Series 2004-EE, Class B1
	3.988%, 01/25/35	8,645	8,232
	Series 2005-12, Class 1A2
	5.500%, 11/25/35	15,000	14,668
	Series 2005-14, Class 2A1
	5.500%, 12/25/35	15,237	15,009
	Westam Mortgage Financial
	Series 11, Class A
	6.360%, 08/26/20	95	95
			160,708

	Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities		279,281
	(cost $283,683)

	Corporate Bonds - 8.8%
	Banking - 0.5%
	Chuo Mitsui Trust & Bank,
	Callable 04/15/15 @ 100	4,345	4,195
	5.506%, 12/31/49 (c) (d)
	First National Bank of Chicago
	8.080%, 01/05/18	1,442	1,674
	JP Morgan Chase XVII
	5.850%, 08/01/35	4,300	4,277
			10,146
	Basic Industry - 0.6%
	Celulosa Arauco y Constitucion
	5.625%, 04/20/15	3,000	2,977
	Falconbridge
	7.350%, 06/05/12	5,135	5,595
	Teck Cominco
	6.125%, 10/01/35	2,975	2,929
			11,501
	Capital Goods - 0.2%
	Hutchison Whampoa International
	7.450%, 11/24/33 (c)	3,900	4,509

	Communications - 1.6%
	AT&T Broadband
	8.375%, 03/15/13 (b)	6,165	7,137
	British Telecommunications PLC
	8.875%, 12/15/30	2,145	2,883
	Clear Channel Communications
	5.500%, 09/15/14 (b)	6,875	6,571
	News America Holdings
	7.700%, 10/30/25	4,015	4,538
	Telecom Italia Capital
	4.000%, 11/15/08	5,765	5,595
	Verizon Wireless
	5.375%, 12/15/06	3,300	3,313
			30,037
	Consumer Cyclical - 1.4%
	CBS
	7.875%, 07/30/30	3,065	3,472
	Centex
	5.450%, 08/15/12 (b)	6,990	6,863
	DaimlerChrysler
	4.875%, 06/15/10 (b)	3,735	3,642
	6.500%, 11/15/13	3,450	3,606
	Duty Free International
	7.000%, 01/15/04 (f) (g) (h)	2,191	--
	Harrah's
	5.625%, 06/01/15 (b)	5,670	5,534
	5.750%, 10/01/17	3,345	3,249
			26,366
	Consumer NonCyclical - 1.3%
	Cardinal Health
	5.850%, 12/15/17 (b)	8,365	8,463
	Kraft Foods
	4.625%, 11/01/06	9,850	9,826
	Reinsurance Group of America,
	Callable 12/15/15 @ 100	5,000	5,050
	6.750%, 12/15/65 (a)
			23,339
	Electric - 0.8%
	MidAmerican Energy Holdings
	5.875%, 10/01/12	8,845	9,107
	Oncor Electric Delivery
	7.000%, 05/01/32	5,115	5,833
			14,940
	Energy - 0.9%
	Gazprom International
	7.201%, 02/01/20 (c)	5,170	5,519
	Nexen
	5.875%, 03/10/35	4,140	4,115
	Petro-Canada
	5.350%, 07/15/33	3,310	3,111
	Tengizcheveroil Finance
	6.124%, 11/15/14 (c)	4,655	4,706
			17,451
	Finance Companies - 0.4%
	American General Finance
	3.875%, 10/01/09	7,545	7,236

	Natural Gas - 0.3%
	Duke Energy Field Services
	7.875%, 08/16/10	4,200	4,653

	Sovereigns - 0.7%
	Russian Federation
	5.000%, 03/31/30 (c) (d)	5,045	5,685
	United Mexican States
	5.875%, 01/15/14 (b)	7,260	7,507
			13,192
	Technology - 0.1%
	Chartered Semiconductor
	6.375%, 08/03/15 (b)	1,715	1,705

	Transportation - 0.0%
	Northwest Airlines Series 1997-1, Class C
	7.039%, 01/02/06 (f) (h)	55	5

	Total Corporate Bonds		165,080
	(cost $167,775)

	Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 4.2%
	Fixed Rate - 4.1%
	Federal Home Loan Mortgage Corporation Real Estate Mortgage Investment Conduit
	Series 6, Class C
	9.050%, 06/15/19	42	44
	Series 162, Class F
	7.000%, 05/15/21	162	161
	Series 188, Class H
	7.000%, 09/15/21	363	362
	Series 1022, Class J
	6.000%, 12/15/20	54	54
	Series 1723, Class PJ
	7.000%, 02/15/24	403	403
	Series 1790, Class A
	7.000%, 04/15/22	147	151
	Series 1998-M1, Class A2
	6.250%, 01/25/08	2,804	2,833
	Series 2763, Class TA
	4.000%, 03/15/11	11,336	11,034
	Series 2901, Class UB
	5.000%, 03/15/33	5,000	4,843
	Series 2910, Class BE
	4.500%, 12/15/19	10,702	10,129
	Series 2981, Class BC
	4.500%, 05/15/20	5,000	4,751
	Series 2987, Class KE
	5.000%, 12/15/34	12,850	12,689
	Series T-60, Class 1A4B
	5.343%, 03/25/44	8,705	8,698
	Federal National Mortgage Associaiton Real Estate Mortgage Investment Conduit
	Series 1988-24, Class G
	7.000%, 10/25/18	82	85
	Series 1989-44, Class H
	9.000%, 07/25/19	79	85
	Series 1989-90, Class E
	8.700%, 12/25/19	13	14
	Series 1990-30, Class E
	6.500%, 03/25/20	47	49
	Series 1990-61, Class H
	7.000%, 06/25/20	53	55
	Series 1990-72, Class B
	9.000%, 07/25/20	44	47
	Series 1990-102, Class J
	6.500%, 08/25/20	59	61
	Series 1990-105, Class J
	6.500%, 09/25/20	573	589
	Series 1991-56, Class M
	6.750%, 06/25/21	226	233
	Series 1992-120, Class C
	6.500%, 07/25/22	87	89
	Series 2005-44, Class PC
	5.000%, 11/25/27	18,520	18,366
			75,825
	Z-Bonds (i) - 0.1%
	Federal Home Loan Mortgage Corporation Real Estate Mortgage Investment Conduit
	Series 1118, Class Z
	8.250%, 07/15/21	86	86
	Federal National Mortgage Associaton Real Estate Mortgage Investment Conduit
	Series 1991-134, Class Z
	7.000%, 10/25/21	381	396
	Series 1996-35, Class Z
	7.000%, 07/25/26	1,757	1,820
			2,302

	Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities		78,127
	(cost $79,768)

		SHARES
	Short-Term Investments - 0.3%
	Affiliated Money Market Fund - 0.3%
	First American Prime Obligations Fund, Class Z (j)	5,671,352	5,671

	Treasury Obligation - 0.0%	PAR (000)
	U.S. Treasury Bill
	3.620%, 02/02/06 (k)	$610	608
	(cost $6,279)
	Total Short-Term Investments		6,279
	Investments Purchased with Proceeds from Securities Lending (l) - 35.7%
	(cost $667,344)		667,344
	Total Investments - 134.3%
	(cost $2,529,577)		2,513,916
	Other Assets and Liabilities, Net - (34.3)%		(641,936)
	Total Net Assets - 100.0%		$1,871,980

+
Security valuations for the fund's investments are furnished by one or more independent pricing services that have been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of December 31, 2005, the fund held fair valued securities disclosed in footnote (g).

(a)	Variable Rate Security - The rate shown is the rate in effect as of December 31, 2005.
(b)	This security or a portion of this security is out on loan at December 31, 2005. Total loaned securities had a value of $660,504,310 at December 31, 2005.
(c)
Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the funds' board of directors. As of December 31, 2005, the value of these investments was $98,883,555 or 5.3% of total net assets.

(d)
Delayed Interest (Step Bonds) - Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of December 31, 2005.

(e)
Interest only - Represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate in effect as of December 31, 2005.

(f)	Securities considered illiquid. As of December 31, 2005, the value of these investments was $5,485 or 0.0% of total net assets.
(g)	Security is fair valued. As of December 31, 2005, the fair value of these investments was $219 or 0% of net assets.
(h)	Security in default at December 31, 2005.
(i)
Z-Bonds - Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. Interest rate shown represents current yield based upon the cost basis and estimated future cash flows.

(j)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund.
(k)	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of December 31, 2005.
(l)
The fund may loan securities in return for collateral in the form of cash, U.S. Government Securities, or other high grade debt obligations. As of December 31, 2005, cash collateral was invested as follows (000):

	Commercial Paper	$174,408
	Corporate Obligations	214,731
	Repurchase Agreements	262,337
	Other Short-Term Securities	15,868
	Total	$667,344

PLC -	Public Limited Company

	Schedule of Open Futures Contracts

		Number of	Notional		Unrealized
		Contracts	Contract		Appreciation
		Purchased	Value	Settlement	(Depreciation)
	Description	(Sold)	(000)	Month	(000)

	U.S. Treasury 2 year Futures	164	$33,651	March 06	$15
	U.S. Treasury 10 year Futures	(149)	(16,302)	March 06	(81)
	U.S. Treasury Long Bond Futures	77	8,792	March 06	146
	90 Day Euro Dollar Futures	(740)	(704,516)	December 06	(58)
					$22

	Schedule of INVESTMENTS December 31, 2005 (unaudited)

	High Income Bond Fund

	DESCRIPTION	PAR (000)	VALUE (000) +

	High Yield Corporate Bonds - 92.7%
	Basic Industry - 12.4%
	Abitibi-Consolidated
	8.550%, 08/01/10 (a) (b)	$510	$518
	AK Steel, Callable 06/15/07 @ 103.88
	7.750%, 06/15/12 (b)	1,000	905
	Allegheny Technologies
	8.375%, 12/15/11	1,550	1,678
	Borden U.S. Financial, Callable 07/15/09 @ 104.50
	9.000%, 07/15/14 (c)	1,000	991
	Caraustar Industries, Callable 04/01/06 @ 105.25
	9.875%, 04/01/11 (b)	1,000	1,020
	Coeur D'Alene Mines, Callable 01/18/11 @ 100
	1.250%, 01/15/24	500	406
	Crystal U.S. Holdings, Series B, Callable 10/01/09 @ 105.25
	0.000%, 10/01/14 (d)	1,000	732
	Domtar
	7.125%, 08/15/15 (a)	1,000	852
	Equistar Chemicals, Callable 05/01/07 @ 105.31
	10.625%, 05/01/11	2,000	2,200
	Freeport-McMoran Copper & Gold, Callable 02/01/09 @ 103.44
	6.875%, 02/01/14	1,000	1,000
	Geon
	7.500%, 12/15/15	1,000	912
	Georgia-Pacific
	8.125%, 05/15/11 (b)	1,500	1,507
	8.875%, 05/15/31	975	980
	Gerdau Ameristeel, Callable 07/15/07 @ 105.38
	10.375%, 07/15/11 (a)	1,000	1,100
	Huntsman ICI Chemicals, Callable 07/15/08 @ 105.75
	11.500%, 07/15/12	1,320	1,498
	IMC Global, Series B
	10.875%, 06/01/08	1,000	1,115
	International Wire Group, Callable 10/15/07 @ 105.38
	10.000%, 10/15/11	546	538
	James River Coal, Callable 06/01/09 @ 104.69
	9.375%, 06/01/12	1,000	1,042
	LPG International
	7.250%, 12/20/15 (a) (c)	1,250	1,234
	Massey Energy, Callable 12/15/09 @ 103.44
	6.875%, 12/15/13 (c)	1,000	1,005
	Mercer International, Callable 02/15/09 @ 104.63
	9.250%, 02/15/13 (a)	1,000	840
	Neenah Paper, Callable 11/15/09 @ 103.69
	7.375%, 11/15/14	1,000	885
	Newark Group, Callable 03/15/09 @ 104.88
	9.750%, 03/15/14	800	704
	Nova Chemicals, Callable 11/15/07 @ 102
	7.561%, 11/15/13 (a) (c) (e)	1,500	1,534
	OM Group, Callable 12/15/06 @ 104.63
	9.250%, 12/15/11	1,000	972
	Polyone, Callable 05/15/07 @ 105.31
	10.625%, 05/15/10	1,000	1,072
	Rhodia
	10.250%, 06/01/10 (a) (b)	1,000	1,102
	Southern Peru Copper
	6.375%, 07/27/15 (a) (c)	1,000	999
	7.500%, 07/27/35 (a) (c)	500	494
	Stone Container, Callable 07/01/07 @ 104.19
	8.375%, 07/01/12 (b)	1,000	967
	Witco
	6.875%, 02/01/26	1,500	1,425
			32,227
	Brokerage - 1.1%
	E*Trade Financial, Callable 06/15/08 @ 104
	8.000%, 06/15/11	1,500	1,556
	Lazard
	7.125%, 05/15/15	1,250	1,313
			2,869
	Capital Goods - 7.2%
	Allied Waste North America
	Callable 04/15/08 @ 103.94
	7.875%, 04/15/13 (b)	1,000	1,030
	Callable 02/15/09 @ 103.06
	6.125%, 02/15/14 (b)	1,000	942
	Callable 03/15/10 @ 103.63
	7.250%, 03/15/15 (b)	1,000	1,007
	Bombardier
	6.750%, 05/01/12 (a) (b) (c)	1,000	922
	Case New Holland, Callable 08/01/07 @ 104.62
	9.250%, 08/01/11	1,000	1,065
	Chart Industries, Callable 10/15/10 @ 104.56
	9.125%, 10/15/15 (c)	1,450	1,483
	Compression Polymers, Callable 07/01/09 @ 105.25
	10.500%, 07/01/13 (c)	1,000	970
	Crown Americas, Callable 11/15/09 @ 103.81
	7.625%, 11/15/13 (c)	500	519
	Crown Cork & Seal
	7.375%, 12/15/26	1,000	917
	Graham Packaging, Callable 10/15/09 @ 104.94
	9.875%, 10/15/14 (b)	1,000	970
	Graphic Packaging International, Callable 08/15/08 @ 104.75
	9.500%, 08/15/13 (b)	1,000	965
	Greif Brothers, Callable 08/01/07 @ 104.44
	8.875%, 08/01/12	700	746
	L-3 Communications, Callable 01/15/10 @ 102.94
	5.875%, 01/15/15	2,000	1,940
	Nortek, Callable 09/01/09 @ 104.25
	8.500%, 09/01/14	500	482
	Owens-Brockway Glass Container, Callable 02/15/06 @ 104.44
	8.875%, 02/15/09	1,000	1,042
	Owens-Illinois
	8.100%, 05/15/07 (b)	1,000	1,020
	Sequa
	9.000%, 08/01/09	1,000	1,065
	Terex, Callable 01/15/09 @ 103.69
	7.375%, 01/15/14	500	496
	United Rentals of North America, Callable 02/15/08 @ 103.25
	6.500%, 02/15/12	1,000	974
			18,555
	Communications - 16.1%
	Alamosa Delaware, Callable 07/31/07 @ 105.50
	11.000%, 07/31/10	650	733
	CCH, Callable 10/01/10 @ 105.50
	11.000%, 10/01/15 (c)	2,000	1,680
	CCO Holdings, Callable 12/15/06 @ 102
	7.995%, 12/15/10 (b) (e)	1,000	980
	Centennial Communications, Callable 06/15/08 @ 105.06
	10.125%, 06/15/13	500	545
	Charter Communications Holdings,
	8.000%, 04/30/12 (b) (c)	2,000	2,005
	Callable 09/15/08 @ 105.12
	10.250%, 09/15/10	1,000	995
	Citizens Communications
	9.250%, 05/15/11	1,000	1,097
	CSC Holdings
	7.875%, 02/15/18	500	486
	Series B
	7.625%, 04/01/11	1,000	995
	Dex Media West, Callable 08/15/08 @ 104.94
	9.875%, 08/15/13	500	554
	DirecTV Holdings, Callable 03/15/08 @ 104.19
	8.375%, 03/15/13	298	322
	Callable 06/15/10 @ 103.19
	6.375%, 06/15/15 (c)	1,000	977
	Echostar
	6.625%, 10/01/14	2,000	1,925
	Hawaiian Telcom Communications, Callable 05/01/07 @ 102
	9.948%, 05/01/13 (c) (e)	500	477
	Horizon PCS, Callable 07/15/08 @ 105.69
	11.375%, 07/15/12	900	1,033
	Houghton Mifflin, Callable 02/01/08 @ 104.94
	9.875%, 02/01/13 (b)	1,000	1,075
	Callable 10/15/08 @ 105.75
	0.000%, 10/15/13 (d)	1,000	787
	Iesy Repository, Callable 02/15/10 @ 105.19
	10.375%, 02/15/15 (a) (c)	500	520
	Insight Midwest, Callable until 10/31/06 @ 105.25
	10.500%, 11/01/10	500	525
	Intelsat Bermuda, Callable until 7/14/06 @ 102
	8.695%, 01/15/12 (a) (c) (e)	1,000	1,015
	Level 3 Financing, Callable 10/15/07 @ 105.38
	10.750%, 10/15/11	1,000	880
	MCI,
	Callable until 04/30/06 @ 102.45
	6.908%, 05/01/07 (d)	1,000	1,007
	Callable 05/01/09 @ 103.37
	8.735%, 05/01/14 (d)	1,500	1,656
	Nextel Partners, Callable 07/01/07 @ 104.06
	8.125%, 07/01/11	1,000	1,067
	Panamsat, Callable 08/15/09 @ 104.50
	9.000%, 08/15/14	649	681
	Paxson Communications,
	Callable 01/15/06 @ 106.12
	0.000%, 01/15/09 (d)	500	529
	Callable 01/15/08 @ 102
	10.777%, 01/15/13 (c) (e)	1,000	968
	Qwest
	8.875%, 03/15/12 (d)	2,000	2,245
	Callable until 06/14/06 @ 102.69
	7.500%, 06/15/23	1,000	989
	Qwest Capital Funding
	7.000%, 08/03/09 (b)	2,000	2,010
	7.250%, 02/15/11 (b)	1,000	1,010
	R. H. Donnelley Finance, Callable 12/15/07 @ 105.44
	10.875%, 12/15/12 (c)	1,000	1,135
	Rogers Cable
	6.250%, 06/15/13 (a)	1,500	1,470
	Rogers Wireless
	6.375%, 03/01/14 (a)	1,000	1,002
	7.500%, 03/15/15 (a)	1,000	1,080
	Shaw Communications
	8.250%, 04/11/10 (a)	1,000	1,074
	Sinclair Broadcast Group, Callable 03/15/07 @ 104
	8.000%, 03/15/12	1,000	1,032
	Sirius Satalite Radio, Callable 09/01/09 @ 104.81
	9.625%, 08/01/13 (c)	1,000	976
	Time Warner Telecommunications Holdings, Callable 02/15/09 @ 104.62
	9.250%, 02/15/14	1,500	1,577
	Triton PCS, Callable 02/01/06 @ 104.69
	9.375%, 02/01/11 (b)	1,000	730
			41,844
	Consumer Cyclical - 17.3%
	AMC Entertainment, Callable 03/01/09 @ 104
	8.000%, 03/01/14	1,000	907
	Arvinmeritor
	8.750%, 03/01/12 (b)	500	480
	Asbury Automotive Group, Callable 06/15/07 @ 104.50
	9.000%, 06/15/12	1,000	997
	Beazer Homes USA, Callable 04/15/07 @ 104.19
	8.375%, 04/15/12	1,000	1,042
	Buffets, Callable 07/15/06 @ 105.63
	11.250%, 07/15/10	500	510
	D. R. Horton
	5.000%, 01/15/09	500	492
	Dominos, Series B, Callable 07/01/07 @ 104.13
	8.250%, 07/01/11	547	569
	Felcor Lodging
	8.500%, 06/01/11	500	547
	Ford Motor
	7.450%, 07/16/31	3,000	2,040
	Ford Motor Credit
	5.800%, 01/12/09	1,000	870
	7.000%, 10/01/13	1,000	854
	General Motors
	6.375%, 05/01/08	1,000	735
	General Motors Acceptance
	5.625%, 05/15/09 (b)	2,000	1,775
	6.750%, 12/01/14 (b)	2,000	1,798
	8.000%, 11/01/31 (b)	1,000	971
	Glenoit, Callable until 04/14/07 @ 100
	11.000%, 04/15/07 (f) (g) (h) (i)	100	--
	Goodyear Tire & Rubber
	7.857%, 08/15/11 (b)	1,000	977
	GSC Holdings, Callable 10/01/09 @ 104
	8.000%, 10/01/12 (b) (c)	1,000	942
	Host Marriott, Callable 11/01/08 @ 103.56
	7.125%, 11/01/13 (b)	1,000	1,045
	IMAX, Callable 12/01/07 @ 104.81
	9.625%, 12/01/10 (a)	1,000	1,040
	Inn of the Mountain Gods Resort, Callable 11/15/07 @ 106
	12.000%, 11/15/10 (b)	1,000	990
	Isle of Capri Casinos, Callable 03/01/09 @ 103.50
	7.000%, 03/01/14 (b)	1,000	975
	J.C. Penney
	7.950%, 04/01/17	1,000	1,165
	KB Home
	5.750%, 02/01/14 (b)	1,000	938
	Landrys Restaurants, Callable 12/15/09 @ 103.75
	7.500%, 12/15/14	1,000	935
	Levi Strauss & Co., Callable 01/15/08 @ 104.88
	9.750%, 01/15/15	1,000	1,033
	M/I Homes
	6.875%, 04/01/12	1,000	905
	Majestic Star, Callable 10/15/08 @ 104.88
	9.750%, 01/15/11 (c)	1,000	1,010
	MGM Mirage
	8.375%, 02/01/11 (b)	2,000	2,140
	Mohegan Tribal Gaming, Callable 02/15/10 @ 103.44
	6.875%, 02/15/15	750	758
	Neiman Marcus Group, Callable 10/15/10 @ 105.19
	10.375%, 10/15/15 (b) (c)	1,000	1,018
	Oxford Industries, Callable 06/01/07 @ 104.44
	8.875%, 06/01/11	500	511
	Park Place Entertainment
	7.875%, 03/15/10	1,000	1,073
	Penn National Gaming, Callable 03/15/06 @ 104.44
	8.875%, 03/15/10	1,000	1,050
	Royal Caribbean Cruises
	8.000%, 05/15/10 (a)	1,000	1,085
	Russell, Callable 05/01/06 @ 104.63
	9.250%, 05/01/10	500	509
	Service Corporation International
	7.700%, 04/15/09	1,000	1,050
	Six Flags, Callable 04/15/08 @ 104.88
	9.750%, 04/15/13	1,000	983
	Stanley-Martin, Callable 08/15/10 @ 104.88
	9.750%, 08/15/15 (c)	750	686
	Standard Pacific
	7.000%, 08/15/15	250	231
	Station Casinos, Callable 03/01/09 @ 102.58
	6.875%, 03/01/16 (c)	500	511
	Tenneco Automotive, Callable 11/15/09 @ 104.31
	8.625%, 11/15/14 (b)	1,000	948
	Toys R Us
	7.375%, 10/15/18	1,000	735
	Trump Entertainment Resorts, Callable 06/01/10 @ 104.25
	8.500%, 06/01/15	1,000	975
	Visteon
	7.000%, 03/10/14	500	385
	Warnaco, Callable 06/15/08 @ 104.44
	8.875%, 06/15/13	500	539
	Warner Music Group
	7.375%, 04/15/14	1,000	998
	WCI Communities, Callable 05/01/07 @ 104.56
	9.125%, 05/01/12	1,000	990
	Wynn Las Vegas, Callable 12/01/09 @ 103.31
	6.625%, 12/01/14	1,000	975
			44,692
	Consumer NonCyclical - 7.3%
	Amerisourcebergen
	5.875%, 09/15/15 (c)	1,000	1,005
	Del Monte, Callable 12/15/07 @ 104.31
	8.625%, 12/15/12	1,000	1,063
	Delhaize America
	9.000%, 04/15/31	1,000	1,175
	Dole Foods, Callable 03/15/07 @ 104.44
	8.875%, 03/15/11	356	368
	Fisher Scientific International, Callable 08/15/09 @ 103.38
	6.750%, 08/15/14	500	524
	HCA
	5.750%, 03/15/14	1,000	967
	HCA Columbia Healthcare
	8.750%, 09/01/10	2,000	2,220
	Healthsouth
	7.625%, 06/01/12 (b)	1,000	1,010
	Iasis Healthcare Capital, Callable 06/15/09 @ 104.38
	8.750%, 06/15/14	1,000	1,051
	R.J. Reynolds Tobacco
	6.500%, 07/15/10 (c)	1,000	995
	Revlon Consumer Products, Callable 04/01/08 @ 104.75
	9.500%, 04/01/11 (b)	1,000	913
	Sealy Mattress, Callable 06/15/09 @ 104.13
	8.250%, 06/15/14 (b)	750	773
	Stater Brothers Holdings, Callable 06/15/08 @ 104.06
	8.125%, 06/15/12 (b)	1,000	995
	Swift & Co., Callable 10/01/06 @ 106.25
	12.500%, 01/01/10	750	789
	Tenet Healthcare
	6.500%, 06/01/12 (b)	1,000	918
	9.250%, 02/01/15 (c)	2,000	1,985
	Triad Hospitals, Callable 11/15/08 @ 103.50
	7.000%, 11/15/13	1,000	1,005
	U.S. Oncology, Callable 08/15/08 @ 104.50
	9.000%, 08/15/12	1,000	1,070
			18,826
	Electric - 7.1%
	AES Red Oak , Series B
	9.200%, 11/30/29	1,000	1,128
	Aquila
	14.875%, 07/01/12 (d)	500	670
	Aventine Renewable Energy, Callable 12/15/06 @ 103
	9.870%, 12/15/11 (c) (e)	1,000	1,040
	Calpine, Callable until 07/14/06 @ 103
	9.349%, 07/15/07 (c) (e) (g)	978	787
	Callable 04/01/08 @ 103.5
	9.090%, 04/01/10 (e) (g)	1,000	1,040
	CMS Energy
	8.500%, 04/15/11	1,185	1,292
	Dynegy-Roseton Danskamme, Series B
	7.670%, 11/08/16	2,000	2,005
	Mirant North America, Callable 12/31/09 @ 103.69
	7.375%, 12/31/13 (b) (c)	1,000	1,012
	Mission Energy Holdings
	13.500%, 07/15/08	2,750	3,190
	Reliant Energy, Callable 07/15/08 @ 104.75
	9.500%, 07/15/13	750	751
	Callable 12/15/09 @ 103.38
	6.750%, 12/15/14	500	438
	Sierra Pacific Resources, Callable 03/15/09 @ 104.31
	8.625%, 03/15/14	1,500	1,624
	TXU Corporation
	4.800%, 11/15/09	1,000	962
	5.550%, 11/15/14 (b)	1,500	1,430
	Utilicorp Canada Finance
	7.750%, 06/15/11 (a) (b)	1,000	1,028
			18,397
	Energy - 6.8%
	Bluewater Finance, Callable 02/15/07 @ 105.13
	10.250%, 02/15/12 (a)	1,000	1,073
	Chesapeake Energy, Callable 08/15/09 @ 103.50
	7.000%, 08/15/14	1,000	1,035
	El Paso Production, Callable 06/01/08 @ 103.88
	7.750%, 06/01/13	2,000	2,085
	Encore Acquisition, Callable 04/15/09 @ 103.13
	6.250%, 04/15/14	1,000	950
	Harvest Operations, Callable 10/15/08 @ 103.94
	7.875%, 10/15/11 (a)	1,250	1,244
	J. Ray McDermott, Callable 12/15/08 @ 105.50
	11.500%, 12/15/13 (a) (c)	1,000	1,175
	Kerr-McGee
	6.950%, 07/01/24	1,250	1,321
	Lone Star Technologies, Callable 06/01/06 @ 104.50
	9.000%, 06/01/11	1,000	1,053
	North American Energy Partners, Callable 12/01/07 @ 104.38
	8.750%, 12/01/11 (a) (b)	1,500	1,418
	Petrobras International Financie
	7.750%, 09/15/14 (a) (b)	1,500	1,622
	Range Resources, Callable 07/15/08 @ 103.69
	7.375%, 07/15/13	1,000	1,033
	Tesoro, Callable 11/01/10 @ 103.31
	6.625%, 11/01/15 (c)	1,500	1,508
	United Refining, Callable 08/15/08 @ 105.25
	10.500%, 08/15/12 (b)	1,000	1,070
	Whiting Petroleum
	7.000%, 02/01/14 (c)	1,000	1,005
			17,592
	Finance - 0.1%
	Finova Group
	7.500%, 11/15/09	570	198

	Industrial Other - 0.3%
	Amsted Industries, Callable 10/15/07 @ 105.13
	10.250%, 10/15/11 (c)	800	862

	Insurance - 1.5%
	Fairfax Financial Holdings
	7.750%, 04/26/12 (a) (b)	1,000	938
	First American Capital Trust I
	8.500%, 04/15/12	750	816
	Ohio Casualty
	7.300%, 06/15/14	1,000	1,068
	Unumprovident Finance
	6.850%, 11/15/15 (a) (c)	1,000	1,038
			3,860
	Miscellaneous - 4.6%
	Dow Jones, Series 3-2
	6.375%, 12/29/09 (b) (c)	5,000	4,950
	Series 4-T1
	8.250%, 06/29/10 (c)	2,940	2,999
	Series 4-T3
	6.750%, 06/29/10 (c)	3,960	3,898
			11,847
	Natural Gas - 3.3%
	El Paso
	6.375%, 02/01/09 (c)	1,000	980
	7.750%, 01/15/32 (b)	1,000	1,005
	Semgroup, Callable 11/15/10 @ 104.38
	8.750%, 11/15/15 (c)	1,000	1,018
	Suburban Propane Partners, Callable 12/15/08 @ 103.44
	6.875%, 12/15/13	1,000	930
	Tennessee Gas Pipeline
	7.500%, 04/01/17 (b)	1,500	1,611
	Williams
	6.375%, 10/01/10 (c)	1,000	1,003
	7.750%, 06/15/31	2,000	2,120
			8,667
	Sovereigns - 1.9%
	Federal Republic of Brazil
	10.250%, 06/17/13 (a)	350	422
	7.875%, 03/07/15 (a)	500	531
	Republic of Panama
	7.250%, 03/15/15 (a)	500	532
	7.125%, 01/29/26 (a)	1,000	1,013
	Republic of Philippines
	8.875%, 03/17/15 (a) (b)	1,000	1,105
	Republic of Turkey
	7.375%, 02/05/25 (a) (b)	900	930
	Republic of Uruguay
	8.000%, 11/18/22 (a)	500	503
			5,036
	Technology - 2.8%
	Avnet
	9.750%, 02/15/08	1,000	1,085
	Freescale Semiconductor, Callable 07/15/08 @ 103.44
	6.875%, 07/15/11 (b)	1,000	1,048
	Hynix Semiconductor, Callable 07/01/09 @ 105.25
	9.875%, 07/01/12 (a) (b) (c)	500	542
	Sanmina Sci, Callable 03/01/09 @ 103.38
	6.750%, 03/01/13 (b)	1,000	953
	Sungard Data Systems,
	Callable 08/15/09 @ 104.56
	9.125%, 08/15/13 (c)	1,000	1,040
	Callable 08/15/10 @ 105.13
	10.250%, 08/15/15 (c)	1,000	1,005
	Xerox
	9.750%, 01/15/09	500	553
	7.200%, 04/01/16	1,000	1,048
			7,274
	Transportation - 2.9%
	American Airlines, Series 2001-1
	7.379%, 05/23/16	632	518
	7.377%, 05/23/19	1,372	1,125
	Continental Airlines, Series 2001-1, Class B
	7.033%, 12/15/12	510	459
	Delta Air Lines
	7.900%, 12/15/09 (g)	1,000	210
	Delta Air Lines, Series 2000-1, Class B
	7.920%, 11/18/10 (g)	1,000	823
	Hertz, Callable 01/01/10 @ 104.44
	8.875%, 01/01/14 (c)	1,750	1,785
	Progress Rail Services, Callable 04/01/08 @ 107.75
	7.750%, 04/01/12 (c)	500	511
	United Airlines, Series 2000-1
	7.730%, 07/01/10 (g)	1,998	1,988
			7,419

	Total High Yield Corporate Bonds
	(cost $239,885)		240,165

	Asset-Backed Securities - 1.9%
	Commercial - 1.9%
	GMAC Commercial Mortgage Securities
	Series 2003-C3, Class A2
	4.223%, 04/10/40	5,000	4,907

	Manufactured Housing - 0.0%
	Green Tree Financial
	Series 1998-1, Cl A1
	6.040%, 11/01/29 (f)	12	12

	Total Asset-Backed Securities
	(cost $5,036)		4,919

	Corporate Bonds - 0.8%
	Basic Industry - 0.8%
	Glencore Funding
	6.000%, 04/15/14 (c)	1,000	918
	Vale Overseas
	8.250%, 01/17/34	1,000	1,148

	Total Corporate Bonds
	(cost $2,008)		2,066

		SHARES
	Preferred Stocks - 0.9%
	Alamosa Holdings, Series B, Callable 11/10/06 @ 312.50	1,000	1,371
	iStar Financial, Series G, Callable 12/19/08 @ 25	20,000	494
	Pegasus Communications Fractional Shares (f) (h)	15,109	--
	Rural Cellular, Series B, Callable until 05/14/06 @ 1,028.44 (PIK)	500	575

	Total Preferred Stocks
	(cost $1,441)		2,440

	Common Stocks - 0.1%
	Canada - 0.0%
	Manitoba Telecom Services	40	1

	United States - 0.1%
	NII Holdings, Class B (i)	3,738	163

	Total Common Stocks
	(cost $71)		164

	Mutual Fund - 0.1%
	Closed End Fund - 0.1%
	Evergreen Managed Income Fund	20,000	316
	(cost $316)		316

	Short Term Investments - 1.5%
	Affiliated Money Market Fund - 1.5%
	First American Prime Obligations Fund, Class Z (j)	3,829,606	3,830

		PAR (000)
	U.S. Treasury Obligation - 0.0%
	U.S. Treasury Bill
	3.691%, 02/02/06 (k)	$70	70

	Total Short Term Investments
	(cost $3,900)		3,900

	Investments Purchased with Proceeds from Securities Lending (l) - 21.2%
	(cost $54,967)		54,967

	Total Investments - 119.2%
	(cost $307,624)		308,937
	Other Assets and Liabilities, Net - (19.2)%		(49,904)
	Total Net Assets - 100.0%		$259,033

+
Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of December 31, 2005, the fund held fair valued securities disclosed in footnote (h).

(a)	Represents a foreign high yield (non-investment grade) bond. On December 31, 2005, the value of these investments was $32,996,633, which represents 12.7% of total net assets.
(b)	This security or a portion of this security is out on loan at December 31, 2005. Total loaned securities had a value of $54,601,121 at December 31, 2005.
(c)
Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the funds' board of directors. As of December 31, 2005, the value of these investments was $57,132,711 or 22.1% of total net assets.

(d)
Delayed Interest (Step-Bonds) - Securities for which the coupon rate of interest will adjust on specified future date(s), The rate disclosed represents the coupon rate in effect as of December 31, 2005.

(e)	Variable Rate Security - The rate shown is the rate in effect as of December 31, 2005.
(f)	Security considered illiquid. As of December 31, 2005, the value of these investments was $11,907 or 0.0% of total net assets.
(g)	Security in bankruptcy at December 31, 2005.
(h)	Security is fair valued. As of December 31, 2005, the fair value of these investments was $0 or 0.0% of total net assets.
(i)	Non-income producing security
(j)	Investment in affiliated security.This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Fund.
(k)	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of December 31, 2005.
(l)
The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. As of December 31, 2005, cash collateral invested was as follows (000):

Commercial Paper	$ 14,365
Corporate Obligations	17,687
Repurchase Agreements	21,608
Other Short-Term Securities	1,307
Total	$ 54,967

PIK - Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.

Schedule of Open Futures Contracts

	Number of	Notional		Unrealized
	Contracts	Contract		Appreciation
	Purchased	Value	Settlement	(Depreciation)
Description	(Sold)	(000)	Month	(000)

U.S. Treasury 5 year Futures	(62)	$(6,593)	March 06	$ (24)
U.S. Treasury 10 year Futures	(108)	(11,816)	March 06	(63)
U.S. Treasury Long Bond Futures	45	5,138	March 06	85
				$ (2)

Credit Default Swap Agreements outstanding as December 31, 2005

						Unrealized
	Reference	Buy/Sell	Pay/Receive	Expiration	Notional	Appreciation/
Counterparty	Entity	Protection	Fixed Rate	Date	Amount (000)	(Depreciation) (000)

	Dow Jones
	CDX NA HY5
Citigroup	Index	Sell	3.95%	12/20/10	$ 4,950	$153

	Schedule of INVESTMENTS December 31, 2005 (unaudited)

	Inflation Protected Securities

	DESCRIPTION	PAR (000)	VALUE (000)+

	U.S. Government & Agency Securities - 92.1%
	U.S. Agency Debentures - 0.3%
	Bearer Corporate Conversion System, Callable 05/15/06 @ 100
	0.000%, 05/15/11 (a)	$1,000	$986

	U.S. Treasuries - 91.8%
	U.S. Treasury Bonds
	2.375%, 01/15/25 (b)	25,625	26,923
	3.625%, 04/15/28 (b) (c)	19,212	24,759
	5.500%, 08/15/28 (c)	2,600	2,927
	3.875%, 04/15/29 (b) (c)	16,085	21,679
	U.S. Treasury Notes (b)
	3.375%, 01/15/07	9,681	9,752
	3.625%, 01/15/08 (c)	17,446	17,912
	3.875%, 01/15/09	14,514	15,260
	4.250%, 01/15/10 (c)	13,556	14,697
	0.875%, 04/15/10	18,400	17,494
	3.500%, 01/15/11 (c)	17,196	18,380
	3.000%, 07/15/12 (c)	19,165	20,265
	1.875%, 07/15/13	19,359	19,096
	2.000%, 01/15/14 (c)	12,667	12,597
	2.000%, 07/15/14	18,308	18,207
	1.625%, 01/15/15	23,080	22,236
	1.875%, 07/15/15	8,295	8,157
			270,341

	Total U.S. Government & Agency Securities		271,327
	(cost $277,052)

	Asset-Backed Securities - 4.9%
	Commercial - 4.8%
	Bear Stearns Commercial Mortgage Securities
	Series 2005-PW10, Class A4
	5.405%, 12/11/40	1,575	1,608
	Deutsche Mortgage and Asset Receiving
	Series 1998-C1, Class A2
	6.538%, 06/15/31	366	373
	GMAC Commercial Mortgage Securities
	Series 2003-C3, Class A2
	4.223%, 04/10/40	2,000	1,963
	Greenwich Capital Commercial Funding
	Series 2005-GG5, Class A5
	5.224%, 04/10/37 (c)	6,000	6,061
	GS Mortgage Securities II
	Series 2003-C1, Class A2A
	3.590%, 01/10/40	500	487
	JP Morgan Chase Commercial Mortgage Securities
	Series 2005-LDP5, Class A4
	5.179%, 12/15/44	3,000	3,036
	Nomura Asset Securities
	Series 1998-D6, Class A1B
	6.590%, 03/15/30	500	516
			14,044
	Other - 0.1%
	GRP/AG Real Estate Asset Trust
	Series 2005-1, Class A
	4.850%, 01/25/35 (d)	474	470

	Total Asset-Backed Securities		14,514
	(cost $14,530)

	Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 0.4%
	Fixed Rate - 0.4%
	Federal Home Loan Mortgage Corporation Gold Pool
	4.000%, 10/01/10, #M80855	822	801
	Federal Home Loan Mortgage Corporation Real Estate Mortgage Investment Conduit
	Series 2763, Class TA
	4.000%, 03/15/11	395	385

	Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities		1,186
	(cost $1,219)

	Corporate Bonds - 0.2%
	Sovereigns - 0.2%
	Republic of Turkey
	9.000%, 06/30/11	500	570
	(cost $566)

		SHARES
	Short -Term Investments- 1.4%
	Affiliated Money Market Fund - 1.3%
	First American Prime Obligations Fund, Class Z (e)	3,745,316	3,745

		PAR(000)
	Treasury Obligation - 0.1%
	U.S. Treasury Bill
	3.738%, 02/02/06 (f)	$315	314
	Total Short-Term Investments		4,059
	(cost $4,059)
	Investments Purchased with Proceeds from Securities Lending (g) - 37.9%		111,666
	(cost $111,666)
	Total Investments - 136.9%
	(cost $409,092)		403,322
	Other Assets and Liabilities, Net - (36.9)%		(108,699)
	Total Net Assets - 100.0%		$294,623

+
Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors.  Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of December 31, 2005, the fund held no fair valued securities.

(a)	Delayed Interest (Step-Bonds) - Security for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the copuon rate in effect as of December 31, 2005.
(b)
U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c)	This security or a portion of this security is out on loan at December 31, 2005. Total loaned securities had a value of $110,856,485 at December 31, 2005.
(d)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified insitutional buyers." These securities have been determined to be liquid under guidelines established by the fund's board of directors. As of December 31, 2005, the value of these investments was $470,086 or 0.2% of total net assets.

(e)	Investment in affiliated security.This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund.
(f)	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of December 31, 2005.
(g)
The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. As of December 31, 2005, cash collateral was invested as follows (000):

Commercial Paper	$29,183
Corporate Obligations	35,931
Repurchase Agreements	43,897
Other Short-Term Securities	2,655
Total	$111,666

	Number of	Notional
	Contracts	Contract		Unrealized
	Purchased/	Value	Settlement	Appreciation/
Description	(Sold)	(000)	Month	(Depreciation) (000)

Euro Dollar 90 day Futures	(113)	$ (107,580)	December 06	$ (9)
Euro FX Futures	22	3,173	March 06	24
Japanese Yen FX Futures	45	4,810	March 06	(59)
Japanese Yen 10 Year Bond Futures	(2)	(2,329)	March 06	(5)
U.S. Treasury 10 Year Futures	(86)	(9,409)	March 06	(46)
				$ (95)

Credit Default Swap Agreement

			Pay/
	Reference	Buy/Sell	Receive	Expiration	Notional	Unrealized
Counterparty	Entity	Protection	Fixed Rate	Date	Amount (000)	Appreciation (000)

	Dow Jones CDX
JP Morgan	NA/HY 5 Index	Sell	3.95%	12/20/10	$6,035	$46

	Schedule of INVESTMENTS December 31, 2005 (unaudited)

	Intermediate Government Bond Fund

	DESCRIPTION	PAR (000)	VALUE (000) +

	U.S. Government & Agency Securities - 96.6%
	U.S. Agency Debentures - 57.3%
	Federal Farm Credit Bank
	2.375%, 10/02/06	$3,750	$3,689
	1.875%, 01/16/07	1,895	1,843
	3.250%, 06/15/07	1,490	1,460
	2.625%, 09/17/07	2,000	1,933
	3.000%, 12/17/07	1,805	1,748
	4.125%, 07/17/09	1,100	1,079
	5.750%, 01/18/11	1,800	1,878
	Federal Home Loan Bank
	2.875%, 05/22/06	1,895	1,883
	5.250%, 08/15/06	2,440	2,450
	2.875%, 02/15/07	3,100	3,039
	Callable 04/07/06 @ 100, 4.430%, 04/07/08	2,000	1,985
	Callable 05/16/06 @ 100, 4.250%, 05/16/08	1,600	1,581
	Callable 06/13/06 @ 100, 4.100%, 06/13/08	1,590	1,566
	Tennesse Valley Authority
	5.375%, 11/13/08	2,455	2,500
	5.625%, 01/18/11	3,450	3,581
	6.790%, 05/23/12	3,175	3,517
			35,732
	U.S. Treasuries - 39.3%
	U.S. Treasury Bond (STRIPS)
	0.000%, 11/15/11 (a)	1,670	1,608
	U.S. Treasury Bonds
	2.500%, 05/31/06	580	576
	13.250%, 05/15/14	2,400	3,057
	11.750%, 11/15/14	2,575	3,242
	9.250%, 02/15/16	250	347
	7.250%, 05/15/16	1,275	1,566
	9.125%, 05/15/18	1,765	2,525
	9.000%, 11/15/18	995	1,423
	8.125%, 08/15/19	600	814
	8.750%, 05/15/20	915	1,313
	U.S. Treasury Notes
	3.375%, 11/15/08	1,635	1,591
	3.875%, 05/15/10	2,265	2,222
	3.625%, 06/15/10	2,250	2,184
	3.875%, 07/15/10	1,300	1,274
	3.875%, 09/15/10	195	191
	4.250%, 08/15/15	620	612
			24,545

	Total U.S. Government & Agency Securities		60,277
	(cost $61,341)
		SHARES

	Short-Term Investment - 2.2%
	First American Prime Obligations Fund, Class Z (b)	1,383,988	$1,384
	Total Affiliated Money Market Fund
	(cost $1,384)
	Total Investments - 98.8%
	(cost $62,725)		61,661
	Other Assets and Liabilities, Net - 1.2%		729
	Total Net Assets - 100.0%		$62,390

+
Security valuations for the fund's investments are furnished by one or more independent pricing services that have been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of December 31, 2005, the fund held no fair valued securities.

(a)
Principal only - Represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The zero coupon rate represents the lack of interest as part of payments received.

(b)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund.
STRIPS -	Separate Trading of Registered Interest and Principal of Securities

	Schedule of INVESTMENTS December 31, 2005 (unaudited)

	Intermediate Term Bond Fund

	DESCRIPTION	PAR (000)	VALUE (000)+

	U.S. Government & Agency Securities - 33.8%
	U.S. Agency Debentures - 10.3%
	Federal Home Loan Bank
	Callable 04/07/06 @ 100, 4.430%, 04/07/08	$24,000	$23,821
	Federal Home Loan Mortgage Corporation
	Callable 06/23/06 @ 100, 4.250%, 06/23/08	11,800	11,659
	Callable 08/04/06 @ 100, 4.500%, 08/04/08	11,420	11,327
	Callable 03/01/06 @ 100, 4.375%, 03/01/10 (a)	12,260	12,018
	Federal National Mortgage Association
	Callable 08/25/06 @ 100, 4.750%, 08/25/08 (a)	11,345	11,313
	Callable until 08/25/08 @ 100, 3.875%, 11/17/08	13,000	12,722
	7.250%, 01/15/10 (a)	11,170	12,188
	6.125%, 03/15/12 (a)	7,020	7,513
	5.250%, 08/01/12 (a)	5,990	6,029
			108,590
	U.S. Treasuries (a) - 23.5%
	U.S. Treasury Bonds
	9.250%, 02/15/16	5,810	8,053
	7.250%, 05/15/16	10,200	12,527
	9.125%, 05/15/18	16,910	24,192
	9.000%, 11/15/18	8,620	12,329
	8.750%, 05/15/20	18,000	25,836
	U.S. Treasury Notes
	4.125%, 08/15/08	17,570	17,474
	4.375%, 11/15/08	8,205	8,206
	4.125%, 08/15/10	25,670	25,421
	3.875%, 09/15/10	33,980	33,274
	4.250%, 10/15/10	50,220	49,953
	4.500%, 11/15/10	25,640	25,780
	4.375%, 12/15/10	3,365	3,367
	4.500%, 11/15/15	815	822
			247,234

	Total U.S. Government & Agency Securities		355,824
	(cost $356,975)

	Asset-Backed Securities - 27.9%
	Automotive - 5.8%
	Harley-Davidson Motorcycle Trust
	Series 2005-4, Class A2
	4.850%, 06/15/12	4,240	4,241
	Hertz Vehicle Financing
	Series 2005-2A, Class A6
	5.080%, 11/25/11 (b)	8,425	8,438
	Honda Auto Receivables Owner Trust
	Series 2005-5, Class A4
	4.690%, 02/15/11	9,895	9,873
	Series 2005-6, Class A4
	4.930%, 03/18/11	7,040	7,068
	USAA Auto Owner Trust
	Series 2003-1, Class A4
	2.040%, 02/16/10	1,495	1,476
	Volkswagen Auto Loan Enhanced Trust
	Series 2005-1, Class A4
	4.860%, 04/20/12	10,805	10,814
	Wachovia Auto Owner Trust
	Series 2005-B, Class A4
	4.840%, 04/20/11	10,560	10,577
	WFS Financial Owner Trust
	Series 2004-4, Class A3
	2.980%, 09/17/09	9,170	9,003
			61,490
	Commercial - 10.9%
	Banc of America Commercial Mortgage
	Series 2004-4, Class A3
	4.128%, 07/10/42	8,715	8,503
	Bear Stearns Commercial Mortgage Securities
	Series 2005-PW10, Class A4
	5.405%, 12/11/40	5,840	5,961
	Deutsche Mortgage and Asset Receiving
	Series 1998-C1, Class A2
	6.538%, 06/15/31	5,158	5,267
	GE Capital Commerical Mortgage Corporation
	Series 2004-C3, Class A2
	4.433%, 07/10/39	11,305	11,103
	GMAC Commercial Mortgage Securities
	Series 2004-C2, Class A1
	3.896%, 08/10/38	6,732	6,595
	Greenwich Capital Commercial Funding
	Series 2003-C1, Class A2
	3.285%, 07/05/35	5,000	4,767
	Series 2005-GG5, Class A2
	5.117%, 04/10/37	19,945	20,020
	Series 2005-GG5, Class A5
	5.224%, 04/10/37	11,230	11,345
	GS Mortgage Securities II
	Series 2003-C1, Class A2A
	3.590%, 01/10/40	13,840	13,467
	Series 2004-GG2, Class A1
	3.109%, 08/10/38	4,588	4,548
	JP Morgan Chase Commerical Mortgage Securities
	Series 2005-LDP5, Class A3
	5.208%, 12/15/44	10,510	10,607
	Morgan Stanley Capital Investments
	Series 1999-FNV1, Class A1
	6.120%, 03/15/31	606	608
	Nomura Asset Securities
	Series 1998-D6, Class A1B
	6.590%, 03/15/30	11,675	12,056
			114,847
	Credit Card - 6.0%
	American Express Credit Account
	Series 2004-4, Class C
	4.839%, 03/15/12 (b) (c)	3,100	3,106
	Capital One Multi-Asset Execution Trust
	Series 2003-A6, Class A6
	2.950%, 08/17/09	7,500	7,399
	Chase Issuance Trust
	Series 2005-A10, Class A10
	4.650%, 12/17/12	16,990	16,875
	Citibank Credit Card Issuance Trust
	Series 2004-A4, Class A4
	3.200%, 08/24/09	10,065	9,811
	MBNA Credit Card Master Note Trust
	Series 2003-A1, Class A1
	3.300%, 07/15/10	12,560	12,192
	Series 2003-C6, Class C6
	5.549%, 12/15/10 (c)	3,200	3,261
	Providian Gateway Master Trust
	Series 2004-DA, Class A
	3.350%, 09/15/11 (b)	10,355	10,088
			62,732
	Equipment Leases - 0.6%
	Caterpillar Financial Asset Trust
	Series 2005-A, Class A2
	3.660%, 12/26/07	6,725	6,616

	Home Equity - 2.1%
	Amresco Residential Security Mortgage
	Series 1997-3, Class A9
	6.960%, 03/25/27	419	399
	Contimortgage Home Equity Loan Trust
	Series 1997-2, Class A9
	7.090%, 04/15/28	293	293
	Countrywide
	Series 2003-BC1, Class A1
	4.779%, 03/25/33 (c) (d)	776	799
	Equity One
	Series 2003-4, Class AF3
	3.531%, 10/25/34	5,476	5,448
	First Franklin Mortgage Loan
	Series 2004-FFB, Class A3
	4.264%, 06/25/24	3,090	3,071
	Household Home Equity Loan Trust
	Series 2002-3, Class A
	4.820%, 07/20/32 (c)	4,655	4,656
	Residential Funding Mortgage Securities
	Series 2004-HI2, Class A3
	4.270%, 11/25/16	5,010	4,971
	Saxon Asset Securities Trust
	Series 2004-1, Class A
	4.649%, 03/25/35 (c) (d)	2,402	2,411
			22,048
	Manufactured Housing - 0.9%
	Green Tree Financial
	Series 1996-9, Class A5
	7.200%, 01/15/28	244	244
	Origen Manufactured Housing
	Series 2005-A, Class A2
	4.490%, 05/15/18	9,670	9,527
			9,771
	Other - 1.6%
	Global Signal Trust
	Series 2004-2A, Class A
	4.232%, 12/15/14 (b)	7,390	7,143
	GRP/AG Real Estate Asset Trust
	Series 2004-2, Class A
	4.210%, 07/25/34 (b) (d)	733	719
	Series 2005-1, Class A
	4.850%, 01/25/35 (b) (d)	2,390	2,370
	Small Business Administration
	Series 2005-P10B, Class 1
	4.940%, 08/01/15	6,540	6,487
			16,719

	Total Asset-Backed Securities		294,223
	(cost $297,887)

	Corporate Bonds - 15.2%
	Banking - 0.8%
	Chuo Mitsui Trust & Bank, Callable 04/15/15 @ 100
	5.506%, 12/31/49 (b) (d)	2,840	2,742
	Credit Suisse First Boston
	3.875%, 01/15/09	6,270	6,091
			8,833
	Basic Industry - 0.5%
	Celulosa Arauco Constitucion
	5.625%, 04/20/15	2,000	1,985
	Teck Cominco
	5.375%, 10/01/15 (a)	2,810	2,781
			4,766
	Capital Goods - 0.3%
	Hutchison Whampoa International
	6.250%, 01/24/14 (b)	2,680	2,805

	Communications - 2.7%
	AT&T Broadband
	8.375%, 03/15/13	4,345	5,030
	Clear Channel Communications
	5.500%, 09/15/14	4,360	4,167
	Deutsche Telecom
	8.500%, 06/15/10	3,690	4,117
	Telecom De Puerto Rico
	6.650%, 05/15/06	4,000	4,020
	Telecom Italia Capital
	4.000%, 11/15/08	3,335	3,237
	Verizon Global Funding
	7.250%, 12/01/10 (a)	3,750	4,077
	6.875%, 06/15/12	3,925	4,260
			28,908
	Consumer Cyclical - 1.4%
	CBS
	5.625%, 08/15/12	3,320	3,293
	Centex
	5.450%, 08/15/12	4,045	3,972
	DaimlerChrysler
	6.500%, 11/15/13	2,230	2,331
	Harrah's
	5.625%, 06/01/15 (a)	3,535	3,450
	5.750%, 10/01/17	1,950	1,894
			14,940
	Consumer NonCyclical - 1.9%
	Cardinal Health
	5.850%, 12/15/17 (a)	4,790	4,846
	Conagra Foods
	7.875%, 09/15/10	4,260	4,677
	Kraft Foods
	4.625%, 11/01/06	6,750	6,733
	Kroger
	7.450%, 03/01/08	4,000	4,162
			20,418
	Electric - 2.4%
	DTE Energy
	7.050%, 06/01/11	4,600	4,964
	FPL Group Capital
	7.625%, 09/15/06	4,540	4,621
	MidAmerican Energy Holdings
	3.500%, 05/15/08	4,600	4,441
	National Rural Utilities
	5.750%, 08/28/09	3,850	3,953
	Oncor Electric Delivery
	6.375%, 01/15/15	3,140	3,335
	Pacific Gas & Electric
	4.200%, 03/01/11	2,065	1,976
	Southern California Edison
	5.000%, 01/15/14	2,000	1,981
			25,271
	Energy - 0.7%
	Gazprom International
	7.201%, 02/01/20 (b)	3,500	3,736
	Tengizcheveroil Finance
	6.124%, 11/15/14 (b)	3,095	3,129
			6,865
	Finance Companies - 0.4%
	American General Finance
	3.875%, 10/01/09	4,345	4,167

	Miscellaneous - 1.2%
	Core Investment Grade Trust
	4.659%, 11/30/07 (d)	12,712	12,636

	Natural Gas - 1.1%
	Duke Energy Field Services
	7.875%, 08/16/10	10,000	11,080

	Real Estate Investment Trusts - 0.9%
	Colonial Realty
	4.750%, 02/01/10	4,915	4,771
	Mack-Cali Realty
	7.250%, 03/15/09	4,500	4,757
			9,528
	Sovereigns - 0.8%
	Russian Federation
	5.000%, 03/31/30 (b) (d)	2,930	3,302
	United Mexican States
	5.875%, 01/15/14	4,790	4,953
			8,255
	Technology - 0.1%
	Chartered Semiconductor
	5.750%, 08/03/10 (a)	1,500	1,495

	Total Corporate Bonds		159,967
	(cost $161,165)

	Collateralized Mortgage Obligation - Private Mortgage-Backed Securities - 13.3%
	Adjustable Rate (c) - 10.0%
	Adjustable Rate Mortgage Trust
	Series 2005-10, Class 1A21
	4.755%, 01/25/36	7,283	7,251
	CS First Boston Mortgage Securities
	Series 2003-AR24, Class 2A4
	4.035%, 10/25/33	13,390	13,172
	Granite Mortgages
	Series 2003-1, Class 1C
	5.624%, 01/20/43 (d)	4,500	4,471
	IMPAC CMB Trust
	Series 2003-12, Class A1
	4.759%, 12/25/33 (d)	3,012	3,019
	MLCC Mortgage Investors
	Series 2003-G, Class A3
	5.706%, 01/25/29	5,448	5,526
	Series 2003-H, Class A3A
	5.811%, 01/25/29	2,791	2,816
	Series 2004-B, Class A3
	5.520%, 05/25/29	3,942	4,002
	Sequoia Mortgage Trust
	Series 2004-4, Class X1
	0.757%, 05/20/34 (e)	93,965	534
	Series 2004-5, Class A1
	5.505%, 06/20/34	4,811	4,837
	Series 2004-7, Class A2
	5.351%, 08/20/34	4,128	4,136
	Structured Mortgage Loan Trust
	Series 2004-11, Class A
	6.096%, 08/25/34	2,166	2,184
	Thornburg Mortgage Securities Trust
	Series 2005-2, Class A1
	4.599%, 07/25/45	6,785	6,785
	Washington Mutual
	Series 2003-AR10, Class A6
	4.066%, 10/25/33	16,305	15,995
	Wells Fargo Mortgage Backed Securities Trust
	Series 2003-J, Class 2A5
	4.449%, 10/25/33	11,500	11,132
	Series 2004-E, Class A5
	3.662%, 05/25/34	9,010	8,799
	Series 2004-N, Class A3
	4.101%, 08/25/34	11,108	11,026
			105,685
	Fixed Rate - 3.3%
	Banc of America Mortgage Securities
	Series 2005-5, Class 1A21
	5.000%, 06/25/35	7,648	7,508
	Bank of America Mortgage Securities
	Series 2003-6, Class 1A29
	4.250%, 08/25/33	9,000	8,870
	Countrywide Alternative Loan Trust
	Series 2004-2CB, Class 1A1
	4.250%, 03/25/34	4,860	4,799
	Salomon Brothers Mortgage Securities
	Series 1986-1, Class A
	6.000%, 12/25/11	132	132
	Structured Asset Securities Corporation
	Series 2005-6, Class 5A6
	5.000%, 05/25/35	8,241	8,108
	Wells Fargo Mortgage Backed Securities Trust
	Series 2004-EE, Class B1
	3.988%, 12/25/34	5,720	5,447
	Westam Mortgage Financial
	Series 11, Class A
	6.360%, 08/26/20	55	55
			34,919

	Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities		140,604
	(cost $142,926)

	Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 5.1%
	Fixed Rate - 5.1%
	Federal Home Loan Mortgage Corporation Real Estate Mortgage Investment Conduit
	Series 1167, Class E
	7.500%, 11/15/21	36	36
	Series 1286, Class A
	6.000%, 05/15/22	124	124
	Series 1634, Class PH
	6.000%, 11/15/22	122	122
	Series 2763, Class TA
	4.000%, 03/15/11	7,607	7,404
	Series 2893
	5.000%, 12/15/27	11,590	11,534
	Series 2987, Class KE
	5.000%, 12/15/34	7,785	7,688
	Series 2991, Class QD
	5.000%, 08/15/34	11,705	11,453
	Series T-60, Class 1A4B
	5.343%, 03/25/44	5,903	5,899
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 1990-89, Class K
	6.500%, 07/25/20	27	27
	Series 2004-76, Class CE
	4.500%, 02/25/21	9,670	9,487

	Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities		53,774
	(cost $55,032)

	U.S. Government Agency Mortgage-Backed Securities - 3.7%
	Adjustable Rate (c) - 2.1%
	Federal Home Loan Mortgage Corporation Pool
	5.447%, 01/01/28, #786281	2,775	2,831
	4.944%, 04/01/29, #847190	3,132	3,201
	5.126%, 10/01/30, #847209 (a)	5,680	5,796
	4.964%, 05/01/31, #847161	1,503	1,539
	5.072%, 09/01/33, #847210 (a)	4,671	4,793
	Federal National Mortgage Association Pool
	5.372%, 09/01/33, #725111	3,872	3,975
			22,135
	Fixed Rate - 1.6%
	Federal Home Loan Mortgage Corporation Gold Pool
	5.500%, 09/01/06, #G40394	177	177
	4.000%, 10/01/10, #M80855	7,000	6,823
	Federal National Mortgage Association Pool
	6.000%, 07/01/06, #252632	74	74
	3.790%, 07/01/13, #386314	9,841	9,188
			16,262

	Total U.S. Government Agency Mortgage-Backed Securities		38,397
	(cost $39,447)

		SHARES

	Short-Term Investments - 0.3%
	Affiliated Money Market Fund - 0.3%
	First American Prime Obligations Fund, Class Z (f)	2,942,776	$2,943

		PAR(000)
	Treasury Obligation - 0.0%
	U.S. Treasury Bill
	3.637%, 02/02/06 (g)	$375	374
	Total Short-Term Investments		3,317
	(cost $3,317)

	Investments Purchased with Proceeds from Securities Lending (h) - 31.2%		328,403
	(cost $328,403)
	Total Investments - 130.5%
	(cost $1,385,152)		1,374,509
	Other Assets and Liabilities, Net - (30.5)%		(321,218)
	Total Net Assets - 100.0%		$1,053,291

+
Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of December 31, 2005, the fund held no fair valued securities.

(a)	This security or a portion of this security is out on loan at December 31, 2005. Total loaned securities had a value of $325,805,036 at December 31, 2005.
(b)
Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the fund's board of directors. As of December 31, 2005, the value of these investments was $47,578,249 or 4.5% of total net assets.

(c)	Variable Rate Security - The rate shown is the rate in effect as of December 31, 2005.
(d)	Delayed Interest (Step-Bonds) - Securities for which the coupon rate of interest will adjust on specified future dates. The rate disclosed represents the coupon rate in effect as of December 31, 2005.
(e)
Interest only - Represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate in effect as of December 31, 2005.

(f)	Investment in affiliated security.This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund.
(g)	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of December 31, 2005.
(h)
The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. As of December 31, 2005, cash collateral was invested as follows (000):

Commercial Paper	$85,827
Corporate Obligations	105,670
Repurchase Agreements	129,097
Other Short-Term Securities	7,809
Total	$328,403

Schedule of Open Futures Contracts

	Number of	Notional		Unrealized
	Contracts	Contract		Appreciation
	Purchased	Value	Settlement	(Depreciation)
Description	(Sold)	(000)	Month	(000)

Euro Dollar 90 day Futures	(425)	$ (404,620)	December 06	$ (33)
U.S. Treasury 2 year Futures	97	19,903	March 06	9
U.S. Treasury 5 year Futures	65	6,912	March 06	9
U.S. Treasury 10 year Futures	(2)	(219)	March 06	(1)
				($16)

	Schedule of INVESTMENTS December 31, 2005 (unaudited)

	Short Term Bond Fund

	DESCRIPTION	PAR (000)	VALUE (000)+

	Asset-Backed Securities - 36.0%
	Automotive - 10.7%
	AESOP Funding II
	Series 2003-2A, Class A1
	2.740%, 06/20/07 (a)	$10,000	$9,952
	Auto Bond Receivables Trust
	Series 1993-I, Class A
	6.125%, 11/15/21(b)(c)(d)	106	--
	Capital One Auto Finance Trust
	Series 2003-A, Class A4A
	2.470%, 01/15/10	7,000	6,898
	Ford Credit Auto Owner Trust
	Series 2005-B, Class A3
	4.170%, 01/15/09	10,000	9,934
	Harley-Davidson Motorcycle Trust
	Series 2003-2, Class A2
	2.070%, 02/15/11	6,273	6,139
	Hertz Vehicle Financing
	Series 2005-2A, Class A2
	4.930%, 02/25/10 (a)	5,460	5,456
	Honda Auto Receivables Owner Trust
	Series 2002-4, Class A4
	2.700%, 03/17/08	2,362	2,351
	M&I Auto Loan Trust
	Series 2005-1, Class A2
	4.750%, 06/20/08	5,000	4,999
	Nissan Auto Receivables Owner Trust
	Series 2005-A, Class A2
	3.220%, 07/16/07	6,084	6,062
	Toyota Auto Receivables Owner Trust
	Series 2003-B, Class A4
	2.790%, 01/15/10	2,000	1,956
	Series 2003-A, Class A4
	2.200%, 03/15/10	4,000	3,953
	Volkswagen Auto Loan Enhanced Trust
	Series 2005-1, Class A4
	4.860%, 04/20/12	7,000	7,006
	WFS Financial Owner Trust
	Series 2004-3, Class A3
	3.300%, 03/17/09	5,000	4,959
			69,665
	Commercial - 9.0%
	Banc of America Commercial Mortgage
	Series 2004-2, Class A1
	2.764%, 11/10/38	6,045	5,801
	Series 2004-4, Class A2
	4.041%, 07/10/42	7,475	7,292
	Bear Stearns Commercial Mortgage Securities
	Series 2004-T14, Class A1
	3.570%, 01/12/41	4,762	4,621
	Commercial Mortgage
	Series 2004-LB3A, Class A1
	3.765%, 07/10/37	5,980	5,876
	GMAC Commercial Mortgage Securities
	Series 2004-C1, Class A2
	4.100%, 03/10/38	4,000	3,876
	Greenwich Capital Commercial Funding
	Series 2004-GG1, Class A2
	3.835%, 06/10/36	5,852	5,739
	Series 2005-GG5, Class A2
	5.117%, 04/10/37	12,805	12,853
	GS Mortgage Securities
	Series 2004-C1, Class A1
	3.659%, 10/10/28	5,893	5,700
	LB-UBS Commercial Mortgage Trust
	Series 2004-C2, Class A1
	2.946%, 03/15/29	6,984	6,649
			58,407
	Credit Cards - 5.7%
	American Express Credit Account
	Series 2004-4, Class C
	4.839%, 03/15/12 (a)(e)	2,400	2,405
	Capital One Master Trust
	Series 2001-3A, Class C
	5.519%, 03/16/09 (a)(e)	2,000	2,006
	Citibank Credit Card Issurance Trust
	Series 2004-A1, Class A1
	2.550%, 01/20/09	800	782
	Discover Card Master Trust I
	Series 2000-9, Class A
	6.350%, 07/15/08	2,000	2,001
	Series 2005-1, Class B
	4.519%, 09/15/10 (e)	9,000	9,016
	Fleet Credit Card Master Trust II
	Series 2003-A, Class A
	2.400%, 07/15/08	8,500	8,495
	MBNA Credit Card Master Note Trust
	Series 2005-A1, Class A1
	4.200%, 09/15/10	10,000	9,888
	Providian Gateway Master Trust
	Series 2004-DA, Class A
	3.350%, 09/15/11 (a)	2,625	2,557
			37,150
	Equipment Leases - 1.4%
	CIT Equipment Collateral
	Series 2004-VT1, Class A3
	2.200%, 03/20/08	4,650	4,583
	CNH Equipment Trust
	Series 2004-A, Class A3B
	2.940%, 10/15/08	4,700	4,632
			9,215
	Home Equity - 4.5%
	Equivantage Home Equity Loan Trust
	Series 1996-1, Class A
	6.550%, 10/25/25	204	201
	Series 1996-4, Class A
	7.250%, 01/25/28	664	663
	First Franklin Mortgage Loan
	Series 2004-FFB, Class A3
	4.264%, 06/25/24	2,530	2,515
	GMAC Mortgage Corporation Loan Trust
	Series 2004-HE2, Class M1
	3.950%, 10/25/33 (f)	4,850	4,711
	Home Equity Mortgage Trust
	Series 2004-2, Class B1
	6.279%, 08/25/34 (e)(f)	2,200	2,209
	Series 2004-6, Class M2
	5.321%, 04/25/35 (f)	1,500	1,434
	Household Home Equity Loan Trust
	Series 2003-1, Class A
	4.720%, 10/20/32 (e)	844	846
	IMC Home Equity Loan Trust
	Series 1998-3, Class A7
	6.720%, 08/20/29 (f)	2,526	2,523
	New Century Home Equity Loan Trust
	Series 1997-NC6, Class A7
	7.190%, 01/25/29 (f)	1,164	1,162
	Residential Funding Mortgage Securities
	Series 2004-HI2, Class A3
	4.270%, 11/25/16	4,609	4,573
	Saxon Asset Securities Trust
	Series 2004-1, Class M1
	4.909%, 03/25/35 (e)(f)	8,000	8,045
			28,882
	Manufactured Housing - 0.5%
	Origen Manufactured Housing
	Series 2005-B, Class A2
	5.247%, 12/15/18	3,230	3,239

	Other - 1.3%
	GRP/AG Real Estate Asset Trust
	Series 2004-2, Class A
	4.210%, 07/25/34 (a)(f)	733	719
	Series 2005-1, Class A
	4.850%, 01/25/35 (a)	1,717	1,702
	Global Signal Trust
	Series 2004-2A, Class A
	4.232%, 12/15/14 (a)	6,380	6,167
			8,588
	Utilities - 2.9%
	Detroit Edison Securitization Funding
	Series 2001-1, Class A3
	5.875%, 03/01/10	4,279	4,329
	Massachusetts RRB Special Purpose Trust
	Series 1999-1, Class A4
	6.910%, 09/15/09	4,173	4,249
	Peco Energy Transition Trust
	Series 1999-A, Class A6
	6.050%, 03/01/09	7,437	7,502
	Public Service New Hampshire Funding
	Series 2001-1, Class A2
	5.730%, 11/01/10	2,926	2,967
			19,047
	Total Asset-Backed Securities
	(cost $237,728)		234,193

	Corporate Bonds - 22.0%
	Banking - 1.8%
	Credit Suisse First Boston
	7.750%, 05/15/06 (a)	7,350	7,425
	Key Bank
	7.125%, 08/15/06	4,000	4,052
			11,477
	Basic Industry - 0.3%
	Potash
	7.125%, 06/15/07	2,075	2,137

	Brokerage - 1.5%
	Bear Stearns
	6.500%, 05/01/06	5,900	5,934
	Merrill Lynch, Series B
	6.130%, 05/16/06	3,655	3,674
			9,608
	Capital Goods - 0.5%
	Boeing Capital
	5.650%, 05/15/06	3,483	3,494

	Communications - 3.1%
	Alltel
	4.656%, 05/17/07	3,500	3,485
	Comcast Cable Communications
	6.200%, 11/15/08	4,000	4,113
	Telecom De Puerto Rico
	6.650%, 05/15/06	10,000	10,051
	Telefonos De Mexico SA
	4.750%, 01/27/10 (g)	2,500	2,456
			20,105
	Consumer Cyclical - 2.8%
	Caesars Entertainment
	8.500%, 11/15/06	2,500	2,569
	Ford Motor Credit
	6.875%, 02/01/06	4,000	3,990
	6.625%, 06/16/08	2,500	2,269
	Lennar
	7.625%, 03/01/09	3,500	3,711
	May Department Stores
	3.950%, 07/15/07	2,000	1,967
	Time Warner
	6.150%, 05/01/07	4,000	4,050
			18,556
	Consumer NonCyclical - 1.3%
	Kraft Foods
	4.625%, 11/01/06	5,500	5,486
	Wellpoint
	3.750%, 12/14/07	3,000	2,931
			8,417
	Electric - 4.3%
	Calenergy
	7.630%, 10/15/07	6,255	6,530
	Constellation Energy Group
	6.350%, 04/01/07	4,275	4,343
	Empresa Nacional Electric
	7.750%, 07/15/08	5,984	6,308
	National Rural Utilities
	6.000%, 05/15/06	4,000	4,018
	Pepco Holdings
	3.750%, 02/15/06	4,600	4,594
	PSEG Funding Trust
	5.381%, 11/16/07	2,000	2,004
			27,797
	Energy - 0.6%
	PEMEX Project Funding Master Trust
	6.125%, 08/15/08	4,000	4,074

	Finance Companies - 2.0%
	American General Finance
	5.910%, 06/12/06	1,000	1,005
	Ameriprise Financial
	5.350%, 11/15/10	2,000	2,011
	Countrywide Home Loans
	2.875%, 02/15/07	4,000	3,909
	International Lease Finance
	3.125%, 05/03/07	4,000	3,909
	Residential Capital
	6.125%, 11/21/08	2,000	2,005
			12,839
	Natural Gas - 2.0%
	Atmos Energy
	4.000%, 10/15/09	3,995	3,811
	Duke Energy Field Services
	5.750%, 11/15/06	4,915	4,947
	Oneok
	5.510%, 02/16/08	2,500	2,519
	Ras Laffan Liquid Natural Gas
	7.628%, 09/15/06 (a)	1,662	1,687
			12,964
	Real Estate Investment Trusts - 0.8%
	Istar Financial
	6.000%, 12/15/10	2,500	2,547
	Simon Property Group
	6.375%, 11/15/07	2,500	2,557
			5,104
	Supranationals - 0.8%
	Corporacion Andina De Fomento
	7.250%, 03/01/07	5,000	5,098

	Technology - 0.2%
	Chartered Semiconductor
	5.750%, 08/03/10	1,500	1,495
	Total Corporate Bonds
	(cost $145,155)		143,165

	Collateralized Mortgage Obligation - Private Mortgage-Backed Securities - 16.4%
	Adjustable Rate (e) - 11.8%
	Adjustable Rate Mortgage Trust
	Series 2005-10, Class 1A21
	4.755%, 01/25/36	4,722	4,702
	Citigroup Mortgage Loan Trust
	Series 2005-7, Class 2A1A
	4.862%, 09/25/35	4,643	4,572
	Merrill Lynch Mortgage Investors
	Series 2003-C, Class A1
	4.709%, 06/25/28 (f)	6,193	6,181
	MLCC Mortgage Investors
	Series 2004-B, Class A1
	4.629%, 05/25/29 (f)	1,953	1,947
	Series 2004-B, Class A3
	5.549%, 05/25/29	4,520	4,589
	Sequoia Mortgage Trust
	Series 2003-2, Class A1
	4.700%, 06/20/33 (f)	3,703	3,705
	Series 2004-4, Class B2
	5.270%, 05/20/34 (f)	4,202	4,187
	Series 2004-7, Class A2
	5.351%, 08/20/34	2,895	2,900
	Structured Mortgage Loan Trust
	Series 2004-11, Class A
	6.096%, 08/25/34	1,708	1,722
	Wachovia Mortgage Loan Trust
	Series 2005-B, Class 1A1
	4.995%, 10/20/35	9,879	9,796
	Washington Mutual
	Series 2003-AR3, Class A5
	3.927%, 04/25/33	7,232	7,216
	Series 2003-AR10, Class A6
	4.066%, 10/25/33	5,000	4,905
	Wells Fargo Mortgage Backed Securities Trust
	Series 2004-E, Class A5
	3.662%, 05/25/34	5,868	5,731
	Series 2004-N, Class A3
	4.101%, 08/25/34	7,000	6,948
	Series 2004-EE, Class 3A1
	3.988%, 12/25/34	8,220	8,010
			77,111
	Fixed Rate - 4.6%
	Bank of America Mortgage Securities
	Series 2004-F, Class 2A2
	4.021%, 07/25/34	6,830	6,820
	Citigroup Mortgage Loan Trust
	Series 2005-WF1, Class A2
	4.490%, 02/25/35	6,650	6,512
	Mortgage Capital Funding
	Series 1997-MC1, Class A3
	7.288%, 07/20/27	626	634
	Residential Accredited Loans
	Series 2003-QS17, Class CB7
	5.500%, 09/25/33	2,117	2,116
	Residential Asset Securitization Trust
	Series 2002-A12, Class 1A1
	5.200%, 11/25/32	444	441
	Structured Asset Securities Corporation
	Series 2005-6, Class 5A6
	5.000%, 05/25/35	7,000	6,887
	Thornburg Mortgage Securities Trust
	Series 2005-3, Class A2
	4.619%, 10/25/35	6,547	6,549
			29,959
	Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities
	(cost $108,181)		107,070

	U.S. Government Agency Mortgage-Backed Securities - 9.4%
	Adjustable Rate (e) - 7.0%
	Federal Home Loan Mortgage Corporation Pool
	5.305%, 12/01/26, #756591	1,353	1,383
	4.983%, 01/01/29, #846946 (g)	1,027	1,045
	5.354%, 10/01/29, #786853	941	969
	5.722%, 04/01/30, #972055 (g)	759	780
	4.191%, 05/01/30, #847014 (g)	902	912
	4.973%, 06/01/31, #847367	489	501
	5.020%, 08/01/32, #847331	7,786	7,957
	5.364%, 10/01/32, #847063 (g)	974	989
	4.235%, 05/01/33, #780456	2,606	2,598
	Federal National Mortgage Association Pool
	5.231%, 11/01/25, #433988 (g)	1,168	1,199
	4.828%, 02/01/28, #415285	475	486
	4.925%, 10/01/30, #847241	4,580	4,709
	5.050%, 06/01/31, #625338 (g)	738	748
	5.619%, 12/01/31, #535363	2,345	2,420
	5.144%, 03/01/32, #545791	397	409
	5.089%, 05/01/32, #545717	2,046	2,085
	5.425%, 05/01/32, #634948 (g)	584	602
	4.493%, 10/01/32, #661645 (g)	1,693	1,689
	4.641%, 12/01/32, #671884 (g)	3,299	3,314
	5.748%, 04/01/34, #775389 (g)	1,124	1,142
	4.278%, 07/01/34, #795242 (g)	4,483	4,391
	4.014%, 08/01/36, #555369 (g)	2,067	2,098
	Government National Mortgage Association Pool
	4.750%, 08/20/21, #8824	343	347
	4.750%, 07/20/22, #8006 (g)	378	383
	4.750%, 09/20/25, #8699	213	217
	4.375%, 04/20/26, #8847	209	211
	4.750%, 08/20/27, #80106	69	69
	4.375%, 01/20/28, #80154	113	115
	4.375%, 05/20/29, #80283 (g)	561	564
	4.375%, 06/20/29, #80291 (g)	989	995
	4.375%, 04/20/31, #80507 (g)	312	313
	4.500%, 02/20/32, #80580 (g)	325	329
			45,969
	Fixed Rate - 2.4%
	Federal Home Loan Mortgage Corporation Gold Pool
	5.500%, 10/01/06	88	88
	Federal Home Loan Mortgage Corporation Pool
	7.750%, 07/01/09	9	9
	Federal National Mortgage Association Pool
	6.195%, 06/01/07 (g)	4,887	4,940
	6.625%, 09/15/09 (g)	2,900	3,084
	5.500%, 05/01/12 (g)	1,598	1,619
	4.000%, 07/01/14	3,995	3,868
	Government National Mortgage Association Pool
	3.875%, 11/20/30 (g)	634	641
	4.500%, 08/20/31 (g)	1,247	1,252
			15,501
	Total U.S. Government Agency Mortgage-Backed Securities
	(cost $62,241)		61,470

	U.S. Government & Agency Securities - 9.0%
	U.S. Agency Debentures - 5.4%
	Federal Home Loan Mortgage Corporation
	2.280%, 06/02/06	7,000	6,936
	3.250%, 11/02/07	11,000	10,723
	Federal National Mortgage Association
	4.000%, 09/02/08	10,000	9,802
	4.250%, 05/15/09 (g)	7,500	7,392
			34,853
	U.S. Treasuries - 3.6%
	U.S. Treasury Bond (STRIPS)
	0.000%, 11/15/11 (g)(h)	11,200	10,783
	U.S. Treasury Notes
	4.125%, 08/15/08 (g)	8,750	8,702
	3.125%, 10/15/08 (g)	1,400	1,355
	4.250%, 10/15/10 (g)	2,740	2,725
			23,565
	Total U.S. Government & Agency Securities
	(cost $58,978)		58,418

	Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 6.1%
	Fixed Rate - 6.1%
	Federal Home Loan Mortgage Corporation Real Estate Mortgage Investment Conduit
	Series 2822, Class VM
	5.000%, 04/15/10	3,889	3,865
	Series 2763, Class TA
	4.000%, 03/15/11	5,519	5,372
	Series 1022, Class J
	6.000%, 12/15/20	53	53
	Series 2738, Class UA
	3.570%, 12/15/23 (g)	4,936	4,824
	Series 2589, Class GK
	4.000%, 03/15/26 (g)	3,486	3,438
	Series 2731, Class PV
	4.500%, 05/15/26	5,000	4,889
	Series 2893
	5.000%, 12/15/27	6,367	6,336
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2004-76, Class CE
	4.500%, 02/25/21	6,000	5,887
	Series 1992-150, Class MA
	5.500%, 09/25/22	152	150
	Series 2004-90, Class GA
	4.350%, 03/25/34	4,975	4,799
	Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities
	(cost $40,543)		39,613

	Short-Term Investments - 0.7%

	Affiliated Money Market Fund - 0.6%	SHARES
	First American Prime Obligations Fund, Class Z (i)	4,277,822	4,278

	U.S. Treasury Obligation - 0.1%
	U.S. Treasury Bill	PAR (000)
	3.750%, 02/02/06 (j)	$530	528
	Total Short-Term Investments
	(cost $4,806)		4,806

	Investments Purchased with Proceeds from Securities Lending (k) - 11.6%
	(cost $75,271)		75,271

	Total Investments - 111.2%
	(cost $732,903)		724,006
	Other Assets and Liabilities, Net - (11.2)%		(72,920)
	Total Net Assets - 100.0%		$651,086

+
Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of December 31, 2005, the fund held fair valued securities disclosed in footnote (c).

(a)
Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the fund's board of directors. As of December 31, 2005, the value of these investments was $40,075,431 or 6.2% of total net assets.

(b)	Securities considered illiquid. As of December 31, 2005, the value of this investment was $0 or 0.0% of total net assets.
(c)	Security is fair valued. As of December 31, 2005, the fair value of this investment was $0 or 0.0% of total net assets.
(d)	Security currently in default.
(e)	Variable Rate Security - The rate shown is the rate in effect as of December 31, 2005.
(f)
Delayed Interest (Step-Bonds) - Securities for which the coupon rate of interest will adjust on specified future date(s). The rate disclosed represents the coupon rate in effect as of December 31, 2005.

(g)	This security or a portion of this security is out on loan at December 31, 2005. Total loaned securities had a value of $73,400,025 at December 31, 2005.
(h)
Principal only - Represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The zero coupon rate represents the lack of interest as part of payments received.

(i)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund.
(j)	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of December 31, 2005.
(k)
The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. As of December 31, 2005, cash collateral was invested as follows (000):

	Commercial Paper	$19,672
	Corporate Obligations	24,220
	Repurchase Agreements	29,589
	Other Short-Term Securities	1,790
	Total	$75,271
STRIPS -	Separate Trading of Registered Interest and Principal of Securities

	Schedule of Open Futures Contracts

		Number of	Notional		Unrealized
		Contracts	Contract		Appreciation
		Purchased	Value	Settlement	(Depreciation)
	Description	(Sold)	(000)	Month	(000)

	Euro Dollar 90 Day Futures	(260)	$(247,532)	December 06	$ (20)
	U.S. Treasury 2 year Futures	50	10,259	March 06	4
	U.S. Treasury 5 year Futures	(837)	(89,010)	March 06	(304)
					$ (320)

	Interest Rate Swap Agreements outstanding
							Unrealized
		Floating				Notional	Appreciation
		Rate	Pay/Receive		Expiration	Amount	(Depreciation)
	Counterparty	Index	Floating Rate	Fixed Rate	Date	(000)	(000)

	Citigroup	3-Month
		LIBOR	Pay	4.895%	11/7/07	$50,047	$ 47
	Citigroup	3-Month
		LIBOR	Pay	3.568%	1/11/07	140,187	(1,813)
	UBS	3-Month
		LIBOR	Pay	3.806%	1/13/08	24,504	(496)
	UBS	3-Month
		LIBOR	Pay	4.616%	10/6/07	56,781	(219)
	UBS	3-Month
		LIBOR	Pay	4.520%	8/10/07	36,819	(181)
							$ (2,662)

	Schedule of INVESTMENTS December 31, 2005 (unaudited)

	Total Return Bond Fund

	DESCRIPTION	PAR (000)	VALUE (000)+

	U.S. Government Agency Mortgage-Backed Securities - 26.0%
	Adjustable Rate (a) - 2.9%
	Federal Home Loan Mortgage Corporation Pool
	5.221%, 10/01/29, #1L0117	1,661	1,731
	4.887%, 07/01/30, #847240 (b)	2,014	2,059
	4.637%, 05/01/33, #847411	1,263	1,294
	Federal National Mortgage Association Pool
	5.172%, 09/01/33, #725553	784	799
	5.291%, 11/01/34, #735054	2,037	2,014
	5.000%, 05/01/35, #357883 (b)	2,858	2,777
			10,674
	Fixed Rate - 23.1%
	Federal Home Loan Mortgage Corporation Pool
	5.000%, 09/01/18, #E99575	1,330	1,318
	6.500%, 07/01/31, #A17212 (b)	4,555	4,691
	Federal National Mortgage Association Pool
	5.500%, 12/01/18, #735575 (b)	2,311	2,331
	5.500%, 01/01/20, #735386	1,755	1,767
	4.500%, 06/01/20, #828929	10,335	10,056
	5.500%, 06/01/20, #735792	1,488	1,498
	5.500%, 02/01/25, #255628	3,561	3,551
	6.000%, 04/01/32, #745101	1,444	1,470
	5.500%, 06/01/33, #843435	1,292	1,284
	5.000%, 10/01/33, #741897	1,638	1,592
	5.500%, 11/01/33, #555967	8,011	7,960
	5.000%, 03/01/34, #725205 (b)	1,473	1,431
	5.000%, 03/01/34, #725250 (b)	1,304	1,267
	5.500%, 04/01/34, #725424 (b)	3,785	3,759
	5.000%, 05/01/34, #725456	1,319	1,281
	5.000%, 06/01/34, #782909 (b)	1,005	975
	5.500%, 09/01/34, #725773	2,453	2,435
	6.000%, 04/01/35, #735503	4,534	4,577
	5.500%, 08/01/35, #829679 (b)	5,260	5,212
	5.500%, 09/01/35, #842230	2,967	2,940
	5.000%, 10/01/35, #846196	3,157	3,059
	5.500%, 10/01/35, #735899	3,559	3,532
	Federal National Mortgage Association Pool TBA
	5.500%, 01/01/20, #12694 (c)	10,485	10,547
	6.000%, 01/01/29, #37789 (c)	6,965	7,024
			85,557
	Total U.S. Government Agency Mortgage-Backed Securities
	(Cost $97,111)		96,231

	Asset-Backed Securities - 24.2%
	Automotive - 3.5%
	Harley Davidson Motorcycle Trust
	Series 2005-4, Class A2
	4.850%, 06/15/12	1,190	1,190
	Hertz Vehicle Financing
	Series 2005-2A, Class A6
	5.080%, 11/25/11 (d)	2,525	2,529
	Nissan Auto Receivables Owner Trust
	Series 2005-B, Class A2
	3.750%, 09/17/07	960	957
	USAA Auto Owner Trust
	Series 2003-1, Class A4
	2.040%, 02/16/10	5,500	5,431
	Volkswagen Auto Loan Enhanced Trust
	Series 2005-1, Class A4
	4.860%, 04/20/12	3,010	3,012
			13,119
	Commercial - 12.5%
	Bear Stearns Commercial Mortgage Securities
	Series 2005-PW10, Class A4
	5.405%, 12/11/40	1,750	1,786
	Citigroup/Deutsche Bank Commercial Mortgage Trust
	Series 2005-CD1, Class A4
	5.225%, 07/15/44	3,790	3,829
	Commercial Mortgage Pass-Through Certificates
	Series 2004-CNL, Class A1
	4.589%, 09/15/14 (a) (d)	1,930	1,930
	Series 2005-LP5, Class A2
	4.630%, 05/10/43	5,750	5,672
	Deutsche Mortgage & Asset Receiving
	Series 1998-C1, Class A2
	6.538%, 06/15/31	1,945	1,986
	GE Capital Commercial Mortgage Corporation
	Series 2001-3, Class A2
	6.070%, 06/10/38	6,000	6,275
	Series 2004-C1, Class A2
	3.915%, 11/10/38	3,000	2,889
	GMAC Commercial Mortgage Securities
	Series 2003-C3, Class A2
	4.223%, 04/10/40	3,000	2,944
	Greenwich Capital Commercial Funding
	Series 2003-C1, Class A2
	3.285%, 07/05/35	1,500	1,430
	Series 2005-GG5, Class A5
	5.224%, 04/10/37 (b)	4,130	4,172
	GS Mortgage Securities Corporation II
	Series 2004-GG2, Class A6
	5.396%, 08/10/38	1,250	1,277
	Series 2005-GG4, Class A4A
	4.751%, 07/10/39	5,070	4,976
	GSR Mortgage Loan Trust
	Series 2004-10F, Class 3A1
	5.500%, 08/25/19	1,226	1,228
	J.P. Morgan Chase Commercial Mortgage Securities
	Series 2005-LDP5, Class A4
	5.179%, 12/15/44 (b)	3,425	3,466
	Nomura Asset Securities
	Series 1998-D6, Class A1B
	6.590%, 03/15/30	2,325	2,401
			46,261
	Credit Cards - 5.0%
	Chase Issuance Trust
	Series 2005-A3, Class A
	4.389%, 10/17/11 (a)	6,000	6,002
	Series 2005-A9, Class A9
	3.816%, 11/15/11	2,970	2,970
	Citibank Credit Card Issuance Trust
	Series 2003-A5, Class A5
	2.500%, 04/07/08	1,885	1,875
	MBNA Credit Card Master Note Trust
	Series 2001-A1, Class A1
	5.750%, 10/15/08	5,630	5,653
	Series 2003-A1, Class A1
	3.300%, 07/15/10	405	393
	Series 2005-A1, Class A1
	4.200%, 09/15/10	825	816
	Providian Gateway Master Trust
	Series 2004-DA, Class A
	3.350%, 09/15/11 (d)	620	604
			18,313
	Equipment Leases - 0.5%
	Caterpillar Financial Asset Trust
	Series 2004-A, Class A3
	3.130%, 01/26/09	1,693	1,670

	Home Equity - 1.8%
	Ace Securities
	Series 2003-OP1, Class M3
	5.480%, 12/25/33 (a)	1,500	1,521
	GRMT Mortgage Loan Trust
	Series 2001-1A, Class M1
	7.772%, 07/20/31 (d)	392	398
	Residential Asset Securities
	Series 2004-KS3, Class A2B2
	4.040%, 04/25/34 (a)	4,846	4,856
			6,775
	Manufactured Housing - 0.7%
	Green Tree Financial
	Series 1996-8, Class A7
	8.050%, 10/15/27	514	540
	Origen Manufactured Housing
	Series 2005-A, Class A2
	4.490%, 05/15/18	2,250	2,217
			2,757
	Other - 0.1%
	GRP/AG Real Estate Asset Trust
	Series 2005-1, Class A
	4.850%, 01/25/35 (d)	561	556
	Total Asset-Backed Securities
	(Cost $81,026)		89,451

	Corporate Bonds - 16.7%
	Banking - 1.3%
	Chuo Mitsui Trust & Bank,
	Callable 04/15/15 @ 100
	5.506%, 12/31/49 (d) (e) (f)	575	555
	J.P. Morgan Chase XVII
	5.850%, 08/01/35	650	646
	SOC General Real Estate,
	Callable 09/30/07 @ 100
	7.640%, 12/29/49 (a) (d)	1,465	1,526
	Wells Fargo,
	Callable 12/15/06 @ 103.98
	7.960%, 12/15/26	2,000	2,122
			4,849
	Basic Industry - 1.6%
	Allegheny Technologies
	8.375%, 12/15/11	500	541
	Celulosa Arauco Y Constitucion
	8.625%, 08/15/10	1,500	1,691
	Falconbridge
	7.350%, 06/05/12	1,255	1,367
	LPG International
	7.250%, 12/20/15 (d)	805	795
	Southern Peru
	7.500%, 07/27/35 (d)	900	890
	Teck Cominco Limited
	6.125%, 10/01/35	485	478
			5,762

	Capital Goods - 0.4%
	Hutchinson Whamp International
	7.450%, 11/24/33 (d)	750	867
	Owens-Illinois
	8.100%, 05/15/07	500	510
			1,377

	Communications - 3.1%
	Alltel
	4.656%, 05/17/07	2,000	1,992
	AT&T
	7.300%, 11/15/11	953	1,054
	AT&T Broadband
	8.375%, 03/15/13	1,000	1,158
	Clear Channel Communications
	5.500%, 09/15/14	1,000	956
	Dex Media West,
	Callable 08/15/08 @ 104.94
	9.875%, 08/15/13	500	554
	News America Holdings
	7.750%, 01/20/24	680	768
	Telecom Italia Capital
	4.000%, 11/15/08	980	951
	Telefonos De Mexico SA de CV (Telmex), Series L
	4.750%, 01/27/10 (b)	1,000	983
	Verizon Wireless
	5.375%, 12/15/06	2,980	2,992
			11,408
	Consumer Cyclical - 1.6%
	CBS
	7.875%, 07/30/30	1,000	1,133
	Centex
	5.450%, 08/15/12	1,035	1,016
	DaimlerChrysler
	4.875%, 06/15/10	550	536
	6.500%, 11/15/13	1,000	1,045
	Harrah's
	5.625%, 06/01/15 (b)	835	815
	5.750%, 10/01/17	520	505
	MGM Mirage
	6.625%, 07/15/15	725	723
			5,773
	Consumer Non Cyclical - 1.4%
	Cardinal Health
	5.850%, 12/15/17 (b)	1,440	1,457
	CIGNA
	7.400%, 05/15/07	2,500	2,574
	R.J. Reynolds Tobacco
	6.500%, 07/15/10 (d)	1,250	1,244
			5,275
	Electric - 1.1%
	FPL Group Capital
	7.625%, 09/15/06	1,975	2,010
	MidAmerican Energy Holdings
	5.875%, 10/01/12	990	1,019
	Oncor Electric Delivery
	7.000%, 05/01/32	820	935
			3,964
	Energy - 1.9%
	El Paso Production Holdings,
	Callable 06/01/08 @ 103.88
	7.750%, 06/01/13	500	521
	Gazprom International
	7.201%, 02/01/20 (d)	1,000	1,068
	Kerr-McGee
	6.950%, 07/01/24	800	846
	Nexen
	5.875%, 03/10/35	1,000	994
	Petrobras International Finance
	7.750%, 09/15/14 (b)	730	789
	Petro-Canada
	5.350%, 07/15/33	500	470
	Tengizcheveroil Finance
	6.124%, 11/15/14 (d)	1,250	1,264
	Tesoro,
	Callable 11/01/10 @ 103.31
	6.625%, 11/01/15 (d)	965	970
			6,922
	Finance - 0.5%
	American General Finance
	3.875%, 10/01/09	1,285	1,232
	Lazard Group
	7.125%, 05/15/15	755	793
			2,025
	Natural Gas - 0.6%
	Duke Energy Field Services
	7.875%, 08/16/10	980	1,086
	Teppco Partners
	7.625%, 02/15/12	1,000	1,109
			2,195
	Sovereigns - 2.7%
	Republic of Brazil
	7.875%, 03/07/15 (e)	775	823
	Republic of Panama
	7.125%, 01/29/26 (e)	2,000	2,025
	Republic of Turkey
	7.250%, 03/15/15 (b) (e)	2,280	2,403
	7.375%, 02/05/25 (b) (e)	800	826
	Republic of Uruguay
	8.000%, 11/18/22 (e)	520	523
	Russian Federation
	5.000%, 03/31/30 (d) (e) (f)	2,185	2,462
	United Mexican States
	5.875%, 01/15/14 (e)	810	838
			9,900
	Technology - 0.4%
	Chartered Semiconductor
	6.375%, 08/03/15 (b)	590	587
	LG Electronics
	5.000%, 06/17/10 (d)	785	762
			1,349
	Transportation - 0.1%
	Hertz,
	Callable 01/01/10 @ 104.44
	8.875%, 01/01/14 (d)	500	510

	Total Corporate Bonds
	(Cost $61,076)		61,309

	U.S. Government & Agency Securities - 15.2%
	U.S. Agency Debentures - 1.3%
	Federal Home Loan Bank,
	Callable 04/07/06 @ 100 (b)
	4.430%, 04/07/08	5,000	4,963

	U.S. Treasuries - 13.9%
	U.S. Treasury Bonds
	9.000%, 11/15/18 (b)	1,825	2,610
	6.250%, 08/15/23 (b)	5,150	6,155
	7.625%, 02/15/25 (b)	950	1,310
	6.875%, 08/15/25 (b)	740	954
	6.125%, 11/15/27 (b)	1,270	1,534
	5.500%, 08/15/28 (b)	7,670	8,634
	5.250%, 02/15/29 (b)	3,900	4,261
	5.375%, 02/15/31 (b)	1,200	1,349
	U.S. Treasury Notes
	2.500%, 05/31/06 (b)	1,965	1,951
	3.875%, 07/31/07 (b)	2,485	2,465
	3.875%, 09/15/10 (b)	2,530	2,477
	4.250%, 10/15/10 (b)	8,335	8,291
	4.500%, 11/15/10 (b)	6,955	6,993
	4.500%, 11/15/15 (b)	2,200	2,223
			51,207
	Total U.S. Government & Agency Securities
	(Cost $56,603)		56,170

	Collateralized Mortgage Obligation - Private Mortgage-Backed Securities - 9.9%
	Adjustable Rate (a)- 4.7%
	Adjustable Rate Mortgage Trust
	Series 2005-10, Class 1A21
	4.765%, 01/25/36	2,314	2,304
	Citigroup Mortgage Loan Trust
	Series 2005-7, Class 2A1A
	4.863%, 09/25/35	2,382	2,345
	MLCC Mortgage Investors
	Series 2003-H, Class A3A
	5.811%, 01/25/29	2,120	2,139
	Series 2004-B, Class A1
	4.629%, 05/25/29	1,510	1,506
	Series 2005-A, Class A1
	4.609%, 03/25/30	1,525	1,525
	Thornburg Mortgage Securities Trust
	Series 2005-2, Class A1
	5.599%, 07/25/45	1,963	1,963
	Wachovia Mortgage Loan Trust
	Series 2005-B, Class 1A1
	4.995%, 10/20/35	1,926	1,910
	Washington Mutual
	Series 2003-AR10, Class A6
	4.067%, 10/25/33	3,630	3,561
			17,253
	Fixed Rate - 5.2%
	Bank of America Mortgage Securities
	Series 2004-11, Class 1A8
	5.500%, 01/25/35	4,250	4,230
	Citigroup Mortgage Loan Trust
	Series 2005-WF1, Class A2
	4.490%, 02/25/35	2,000	1,959
	Citigroup Mortgage Securities
	Series 2005-4, Class 1A6
	5.500%, 07/25/35	2,010	1,990
	Countrywide Alternative Loan Trust
	Series 2004-24CB, Class 2A1
	5.000%, 11/25/19	2,543	2,509
	Wells Fargo Mortgage Backed Securities Trust
	Series 2004-8, Class A1
	5.000%, 08/25/19	3,729	3,683
	Series 2005-12, Class 1A2
	5.500%, 11/25/35	2,425	2,371
	Series 2005-14, Class 2A1
	5.500%, 12/25/35	2,595	2,556
			19,298
	Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities
	(Cost $45,323)		36,551

	Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 3.9%
	Fixed Rate - 3.9%
	Federal Home Loan Mortgage Corporation Real Estate Mortgage Investment Conduit
	Series 2893, Class PB
	5.000%, 12/15/27	3,000	2,986
	Series 2901, Class UB
	5.000%, 03/15/33	5,000	4,843
	Series 2987, Class KE
	5.000%, 12/15/34	1,920	1,896
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2005-44, Class PC
	5.000%, 11/25/27	2,750	2,727
	Series 2005-47, Class HK
	4.500%, 06/25/20	2,253	2,138
	Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities
	(Cost $14,756)		14,590

		SHARES

	Short-Term Investments - 9.4%
	Affiliated Money Market Fund - 7.4%
	First American Prime Obligations Fund, Class Z (g)	27,238,917	27,239

		PAR (000)
	Commercial Paper - 1.9%
	Chesham Finance
	4.360%, 01/18/06	$7,000	6,986

	U.S. Treasury Obligation - 0.1%
	U.S. Treasury Bill
	3.750%, 02/02/06 (h)	585	583
	Total Short-Term Investments
	(Cost $34,808)		34,808
	Investments Purchased with Proceeds from
	Securities Lending (i) - 25.1%
	(Cost $92,931)		92,931
	Total Investments - 130.4%
	(Cost $483,634)		482,041
	Other Assets and Liabilities, Net - (30.4)%		(112,260)
	Total Net Assets - 100.0%		$369,781

+
Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of December 31, 2005, the fund held no fair valued securities.

	TBA - To Be Announced

(a)	Variable Rate Security - The rate shown is the rate in effect as of December 31, 2005.
(b)	This security or a portion of this security is out on loan at December 31, 2005. Total loaned securities had a market value of $91,749,276 at December 31, 2005.
(c)	Security purchased on a when-issued basis. On December 31, 2005, the total cost of investments purchased on a when-issued basis was $17,591,939 or 4.8% of total net assets.
(d)
Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the fund's board of directors. As of December 31, 2005, the value of these investments was $18,929,458 or 5.1% of total net assets.

(e)	Represents a foreign high yield (non-investment grade) bond. On December 31, 2005, the value of these investments was $10,454,331, which represents 2.8% of total net assets.
(f)	Delayed Interest (Step-Bonds) - Securities for which the coupon rate of interest will adjust on specified future dates. The rate disclosed represents the coupon rate in effect as of December 31, 2005.
(g)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor to this fund.
(h)	Security has been deposited as initial margin on open futures contracts. Rate shown is the rate in effect at December 31, 2005.
(i)
The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. As of December 31, 2005 cash collateral was invested as follows (000):

Commercial Paper	$24,287
Corporate Obligations	29,902
Repurchase Agreements	36,532
Other Short-Term Securities	2,210
Total	$92,931

Schedule of Open Futures Contracts	Number of
	Contracts	Notional		Unrealized
	Purchased	Contract	Settlement	Appreciation
Description	(Sold)	Value (000)	Month	(Depreciation) (000)

90 Day Euro Futures	(262)	$(249,436)	December 06	$1
Euro-Bond Futures	64	9,232	March 06	137
Japan 10 Year Futures	(5)	(5,823)	March 06	(133)
Japan Currency Futures	82	8,765	March 06	(90)
U.S. Treasury 5 Year Futures	(35)	(3,722)	March 06	4
				$ (81)

Credit Default Swap Agreements
					Notional	Unrealized
	Reference	Buy/Sell	Pay/Receive	Expiration	Amount	Depreciation
Counterparty	Entity	Protection	Fixed Rate	Date	(000)	(000)

	Dow Jones CDX
J.P. Morgan	NA/HY5 Index	Sell	3.95%	12/20/2010	$8,910	$59

Interest Rate Swap Agreements
		Pay/
	Floating	Receive			Notional	Unrealized
	Rate	Floating	Fixed	Expiration	Amount	Appreciation
Counterparty	Index	Rate	Rate	Date	(000)	(000)

	3-Month
Citigroup	LIBOR	Pay	4.910%	12/20/2010	$15,000	$27

	Schedule of INVESTMENTS December 31, 2005 (unaudited)

	U.S. Government Mortgage Fund

	DESCRIPTION	PAR (000)	VALUE (000) +

	U.S. Government Agency Mortgage-Backed Securities - 83.4%
	Adjustable Rate (a) - 1.5%
	Federal National Mortgage Association Pool
	5.329%, 08/01/27, #545271	$1,972	$2,011
	5.748%, 04/01/34, #775389 (b)	727	739
			2,750
	Fixed Rate - 81.9%
	Federal Home Loan Mortgage Corporation Gold Pool
	8.500%, 03/01/06, #E00022	1	1
	7.500%, 04/01/08, #E45929	14	15
	7.000%, 07/01/11, #E20252	40	42
	7.000%, 11/01/11, #E65619	4	4
	7.500%, 09/01/12, #G10735	191	200
	6.000%, 10/01/13, #E72802	323	329
	5.500%, 01/01/14, #E00617	1,182	1,192
	7.000%, 09/01/14, #E00746	212	221
	5.000%, 04/01/20, #B18125	3,573	3,537
	6.000%, 09/01/22, #C90580	799	811
	6.500%, 01/01/28, #G00876	534	551
	6.500%, 11/01/28, #C00676	1,102	1,135
	7.500%, 01/01/30, #C35768	75	79
	6.500%, 03/01/31, #G01244	848	873
	5.000%, 09/01/33, #C01622	2,347	2,278
	Federal National Mortgage Association Pool
	7.000%, 11/01/11, #250738	20	20
	7.000%, 11/01/11, #349630	16	16
	7.000%, 11/01/11, #351122	23	23
	6.000%, 04/01/13, #425550	221	225
	6.500%, 08/01/13, #251901	184	189
	6.000%, 11/01/13, #556195	292	297
	7.000%, 10/01/14, #252799	141	147
	5.500%, 04/01/16, #580516	955	964
	6.500%, 07/01/17, #254373	1,163	1,197
	7.000%, 07/01/17, #254414	1,138	1,186
	5.500%, 12/01/17, #673010 (b)	811	817
	5.500%, 04/01/18, #695765	1,022	1,030
	4.500%, 05/01/18, #254720	4,782	4,668
	5.000%, 07/01/18, #555621 (b)	1,664	1,648
	5.000%, 11/01/18, #750989	3,511	3,477
	5.500%, 09/01/19, #725793	4,525	4,554
	4.500%, 06/01/20, #828929	4,181	4,068
	6.000%, 12/01/21, #254138	762	773
	6.000%, 01/01/22, #254179	886	898
	6.500%, 06/01/22, #254344	853	878
	6.000%, 10/01/22, #254513	982	996
	5.500%, 10/01/24, #255456	2,471	2,463
	5.500%, 02/01/25, #255628	1,781	1,775
	7.000%, 12/01/27, #313941	668	697
	7.000%, 09/01/31, #596680	1,446	1,507
	6.500%, 12/01/31, #254169	1,694	1,743
	6.000%, 04/01/32, #745101	4,743	4,827
	6.500%, 06/01/32, #596712	3,747	3,844
	6.500%, 07/01/32, #545759	1,777	1,828
	7.000%, 07/01/32, #545815 (b)	392	410
	6.000%, 08/01/32, #656269 (b)	1,223	1,245
	5.500%, 03/01/33, #689109	3,069	3,050
	5.500%, 04/01/33, #703392 (b)	3,472	3,450
	5.500%, 05/01/33, #704523	2,559	2,543
	5.500%, 06/01/33, #843435	3,858	3,833
	5.500%, 07/01/33, #726520 (b)	3,444	3,422
	5.500%, 07/01/33, #728667	2,129	2,114
	4.500%, 08/01/33, #555680 (b)	2,384	2,257
	5.000%, 08/01/33, #736158	3,107	3,019
	5.500%, 08/01/33, #728855	2,025	2,011
	5.500%, 08/01/33, #733380 (b)	2,669	2,650
	5.000%, 09/01/33, #734566	3,586	3,484
	5.000%, 10/01/33, #747533 (b)	3,253	3,160
	5.500%, 11/01/33, #555967	3,845	3,820
	5.500%, 12/01/33, #756202 (b)	2,180	2,165
	6.000%, 01/01/34, #763687	3,064	3,094
	5.500%, 04/01/34, #774999	1,249	1,240
	5.000%, 05/01/34, #780889	5,820	5,651
	6.500%, 06/01/34, #735273 (b)	2,526	2,597
	4.500%, 09/01/34, #725866	1,380	1,304
	5.500%, 03/01/35, #815979	3,411	3,385
	5.000%, 05/01/35, #357883 (b)	5,745	5,582
	5.500%, 08/01/35, #830953	3,462	3,431
	Government National Mortgage Association Pool
	8.000%, 01/15/07, #315126	4	4
	9.000%, 11/15/09, #359559	30	31
	8.000%, 10/15/10, #414750	79	83
	6.500%, 07/15/13, #462638	497	513
	7.500%, 12/15/22, #347332	109	116
	7.000%, 09/15/27, #455304	27	28
	6.500%, 07/15/28, #780825	911	955
	6.500%, 08/20/31, #003120	398	415
	7.500%, 12/15/31, #570134	376	397
	6.000%, 09/15/34, #633605 (b)	2,562	2,623
	Federal National Mortgage Association TBA
	5.500%, 01/01/20 (c)	4,500	4,527
	6.000%, 01/01/29 (c)	5,000	5,042
	5.000%, 01/01/34 (c)	2,000	1,938
	5.500%, 01/01/34 (c)	1,000	990
	5.000%, 01/12/36 (c)	7,000	6,781
			151,383
	Total U.S. Government Agency Mortgage-Backed Securities
	(cost $155,623)		154,133

	Collateralized Mortgage Obligation - Private Mortgage-Backed Securities - 20.4%
	Adjustable Rate (a) - 1.6%
	Morgan Stanley Mortgage Loan Trust
	Series 2004-9, Class 1A
	6.250%, 11/25/34	2,060	2,078
	Wells Fargo Mortgage Backed Securities Trust
	Series 2003-D, Class A1
	4.826%, 02/25/33	941	955
			3,033
	Fixed Rate - 18.8%
	Bank of America Mortgage Securities
	Series 2004-11, Class 1A8
	5.500%, 01/25/35	980	975
	Chase Mortgage Finance Corporation
	Series 2003-S10, Class A1
	4.750%, 11/25/18	3,318	3,249
	Countrywide Alternative Loan Trust
	Series 2004-24CB, Class 1A1
	6.000%, 11/25/34	2,056	2,062
	GMAC Mortgage Corporation Loan Trust
	Series 2004-J5, Class A7
	6.500%, 01/25/35	2,104	2,136
	Master Alternative Loans Trust
	Series 2005-2, Class 1A3
	6.500%, 03/25/35	1,322	1,346
	Master Asset Securitization Trust
	Series 2003-6, Class 3A1
	5.000%, 07/25/18	1,147	1,129
	Residential Accredit Loans
	Series 2003-QS12, Class M1
	5.000%, 06/25/18	1,012	973
	Residential Asset Mortgage Products
	Series 2003-SL1, Class M1
	7.319%, 04/25/31	2,833	2,905
	Series 2004-SL4, Class A3
	6.500%, 07/25/32	2,558	2,602
	Residential Funding Mortgage Securitization Trust
	Series 2003-S8, Class A1
	5.000%, 05/25/18	2,999	2,959
	Sequoia Mortgage Trust
	Series 2004-5, Class X1
	0.800%, 06/20/34 (d)	68,126	526
	Washington Mutual
	Series 2003-S10, Class A2
	5.000%, 10/25/18	2,786	2,749
	Series 2003-S13, Class 21A1
	4.500%, 12/25/18	2,344	2,287
	Series 2004-S3, Class 3A3
	6.000%, 07/25/34	1,200	1,207
	Washington Mutual MSC Mortgage
	Series 2003-MS9, Class CB1
	7.446%, 04/25/33	1,664	1,701
	Wells Fargo Mortgage Backed Securities Trust
	Series 2003-14, Class A1
	4.750%, 12/25/18	4,084	3,999
	Series 2005-14, Class 2A1
	5.500%, 12/25/35	1,985	1,955
			34,760
	Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities
	(cost $38,561)		37,793

	Asset-Backed Securities - 4.3%
	Commercial - 3.6%
	Greenwich Capital Commericial Funding
	Series 2005-GG5, Class A5
	5.224%, 04/10/37 (b)	6,650	6,718

	Home Equity - 0.1%
	GRMT Mortgage Loan Trust
	Series 2001-1A, Class M1
	7.772%, 07/20/31 (e)	131	133

	Manufactured Housing - 0.6%
	Origen Manufactured Housing
	Series 2005-B, Class M1
	5.990%, 01/15/37	750	756
	Vanderbilt Mortgage Finance
	Series 1999-B, Class 1A4
	6.545%, 04/07/18	335	335
			1,091
	Total Asset-Backed Securities
	(cost $7,834)		7,942

	Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 2.0%
	Fixed Rate - 2.0%
	Federal Home Loan Mortgage Corporation Real Estate Mortgage Investment Conduit
	Series 2382, Class DA
	5.500%, 10/15/30	422	425
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2004-29, Class WG
	4.500%, 05/25/19	2,000	1,872
	Series 2002-W1, Class 2A
	7.500%, 02/25/42	1,392	1,438
	Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities
	(cost $3,763)		3,735

	Short-Term Investments - 0.2%	SHARES
	Affiliated Money Market Fund - 0.1%
	First American Government Obligations Fund, Class Z (f)	179,904	180

	U.S. Treasury Obligation - 0.1%	PAR(000)
	U.S. Treasury Bill
	3.820%, 02/02/06 (g)	$140	140

	Total Short-Term Investments
	(cost $320)		320

	Investments Purchased with Proceeds from Securities Lending (h) - 21.4%		39,510
	(cost $39,510)

	Total Investments - 131.7%
	(cost $245,611)		243,433
	Other Assets and Liabilities, Net - (31.7)%		(58,584)
	Total Net Assets - 100.0%		$184,849

+
Security valuations for the fund’s investments are furnished by one or more independent pricing services that have been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of December 31, 2005, the fund held no fair valued securities.

(a)	Variable Rate Security - The rate shown is the rate in effect as of December 31, 2005.
(b)	This security or a portion of this security is out on loan at December 31, 2005. Total loaned securities had a value of $38,868,737 at December 31, 2005.
(c)	Security purchased on a when-issued basis. On December 31, 2005, the total cost of investments purchased on a when-issued basis was $19,194,570 or 10.4% of total net assets.
(d)
Interest only - Represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate in effect as of December 31, 2005.

(e)
Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." This security has been determined to be liquid under the guidelines established by the fund's board of directors. As of December 31, 2005, the value of this investment was $132,694 or 0.1% of total net assets.

(f)	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this fund.
(g)	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of December 31, 2005.
(h)
The fund may loan securities in return for collateral in the form of cash, U.S. Government securities, or other high grade debt obligations. As of December 31, 2005, cash collateral was invested as follows (000):

Commercial Paper	$10,326
Corporate Obligations	12,713
Repurchase Agreements	15,532
Other Short-Term Securities	939
Total	$39,510

TBA - To Be Announced

Schedule of Open Futures Contracts

	Number of	Notional		Unrealized
	Contracts	Contract		Appreciation
	Purchased	Value	Settlement	(Depreciation)
Description	(Sold)	(000)	Month	(000)

Euro Dollar 90 Day Futures	(74)	$ (70,452)	December 06	$ (6)
U.S. Treasury 2 year Futures	(57)	(11,696)	March 06	-
U.S. Treasury 10 year Futures	(29)	(3,173)	March 06	(16)
				$ (22)

Item 2—Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3— Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Investment Funds, Inc.

By:

/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: March 1, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: March 1, 2006

By:

/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: March 1, 2006